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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)

Philip A. Taylor	11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco High Income Municipal Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: AHMAX ▪ B: AHMBX ▪ C: AHMCX ▪ Y: AHMYX ▪ Institutional: AHMIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

26	Financial Statements

28	Notes to Financial Statements

34	Financial Highlights

35	Fund Expenses

36	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.39%

Class B Shares	5.99

Class C Shares	5.85

Class Y Shares	6.51

Institutional Class Shares	6.52

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	6.39

Barclays Capital High Yield Municipal Bond Index■ (Style-Specific Index)	6.90

Lipper High Yield Municipal Debt Funds Index▼ (Peer Group Index)	6.71

▼Lipper Inc.; ■Invesco, Barclays Capital
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Barclays Capital High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.
     The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high yield municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2 Invesco High Income Municipal Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (1/2/98)		3.40%	3.40%	3.67%

10	Years	3.72	3.72	3.98

5	Years	1.01	1.01	1.62

1	Year	–4.36	–4.36	–0.94

Class B Shares

Inception (1/2/98)		3.30%	3.29%	3.53%

10	Years	3.61	3.61	3.82

5	Years	0.91	0.91	1.46

1	Year	–5.04	–5.04	–1.55

Class C Shares

Inception (1/2/98)		2.98%	2.98%	3.22%

10	Years	3.44	3.44	3.66

5	Years	1.22	1.22	1.72

1	Year	–1.38	–1.38	0.83

Class Y Shares

10	Years	4.31%	4.31%	4.52%

5	Years	2.15	2.15	2.63

1	Year	0.70	0.70	2.53

Institutional Class Shares

10	Years	4.36%	4.36%	4.57%

5	Years	2.24	2.24	2.73

1	Year	0.57	0.57	2.45

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (1/2/98)		3.26%	3.26%	3.55%

10	Years	3.79	3.79	4.06

5	Years	1.05	1.05	1.67

1	Year	–3.10	–3.10	–0.05

Class B Shares

Inception (1/2/98)		3.15%	3.15%	3.42%

10	Years	3.68	3.68	3.90

5	Years	0.95	0.95	1.51

1	Year	–3.77	–3.77	–0.66

Class C Shares

Inception (1/2/98)		2.84%	2.84%	3.11%

10	Years	3.51	3.51	3.73

5	Years	1.24	1.24	1.75

1	Year	0.07	0.07	1.83

Class Y Shares

10	Years	4.38%	4.38%	4.59%

5	Years	2.18	2.18	2.68

1	Year	2.05	2.05	3.48

Institutional Class Shares

10	Years	4.43%	4.42%	4.64%

5	Years	2.28	2.28	2.77

1	Year	2.05	2.05	3.48

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on July 31, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.85%, 1.60%, 1.60%, 0.60% and 0.60%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.95%, 1.70%, 1.70%, 0.70% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any voluntary fee waivers and/or expense reimbursements by the adviser and/or distributor. Voluntary arrangements can be discontinued or modified at any time without further notice to investors. See current prospectus for more information.

3 Invesco High Income Municipal Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco High Income Municipal Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.36%
Alaska–0.38%

Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider RB	5.70%	12/01/17	$1,000	$648,850

Series 2007, Community Provider RB	6.00%	12/01/36	3,000	1,946,550

				2,595,400

Arizona–3.54%
Centerra Community Facilities District; Series 2005, Unlimited Tax GO Bonds	5.50%	07/15/29	345	282,924

Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/26	2,200	1,822,590

Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	1,000	863,840

Series 2006, Education Facility RB	6.38%	06/01/36	1,050	854,238

Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,004,905

Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,023,143

Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Education Facility RB	7.25%	08/01/19	830	853,315

Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,750	1,821,522

Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	1,000	904,760

Series 2006, Education Facility RB	6.75%	04/01/36	1,000	874,550

Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	504,623

Series 2006, Ref. Education RB	6.00%	06/01/36	830	719,859

Series 2010, Education RB	6.10%	06/01/45	1,400	1,219,750

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	3,900	3,540,303

Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,685,756

University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	1,800	1,585,602

Series 2009, Hospital RB	6.25%	07/01/29	500	522,915

Series 2009, Hospital RB	6.50%	07/01/39	500	517,915

Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,609,308

				24,211,818

California–1.88%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,217,380

California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,064,050

California (State of) Municipal Finance Authority (Literacy First); Series 2010 A, Charter School Lease RB	6.00%	09/01/30	1,085	1,017,318

California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	900	707,886

California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,121,880

California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	750	723,240

Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	1,000	988,400

Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	523,125

Series 2010, Special Tax RB	6.00%	10/01/40	500	495,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	$2,000	$1,985,460

Series 2011, RB	8.00%	12/01/31	1,000	1,045,320

				12,889,949

Colorado–8.36%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds(a)(b)	8.00%	12/01/13	500	587,520

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	2,000	1,478,680

Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	1,500	1,374,270

Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	550	551,089

Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	500	561,105

Series 2003, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	534	599,260

Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	59,631

Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	500	419,540

Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	750	582,615

Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(c)	6.13%	12/15/35	2,880	2,482,762

Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	1,675	1,184,761

Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,060	766,369

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	583,232

Series 2008, Charter School RB	6.50%	07/01/38	1,000	874,690

Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	507,430

Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	425	426,254

Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,423,575

Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	885	779,800

Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,338,275

Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,467,020

Series 2008 A, Charter School RB	7.25%	10/01/39	500	511,740

Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(c)	6.75%	04/01/40	1,860	1,663,658

Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(c)	8.25%	11/01/39	2,980	3,071,784

Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB(c)	5.75%	05/15/37	2,500	1,877,150

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,238,380

Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB(c)	5.75%	12/01/37	1,620	1,302,739

Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,000	861,810

Colorado (State of) Health Facilities Authority (Christian Living Campus);
Series 2004 A, RB	6.13%	01/01/25	250	245,008

Series 2004 A, RB	6.25%	01/01/33	550	525,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	$375	$391,016

Series 2009 A, RB	9.00%	01/01/34	750	790,020

Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group),
Series 2010 A, RB	6.00%	11/15/30	900	922,932

Series 2010 A, RB	6.25%	11/15/40	800	811,640

Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	3,000	2,669,490

Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO Bonds(a)(b)	6.75%	12/01/13	810	926,114

Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	764,430

Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,750	1,218,280

Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	600	426,624

Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation Public Improvement RB	7.50%	03/01/40	1,500	1,510,275

Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	1,000	980,810

Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	3,000	2,749,440

Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,400	900,186

Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,629	1,247,504

Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	210	210,036

Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,075

Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	800,120

Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	1,000	890,350

Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	1,000	848,420

Piney Creek Metropolitan District; Series 2005, Limited Tax GO Bonds	5.50%	12/01/35	1,179	1,020,507

Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	855,790

Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	500	503,375

Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	753,330

Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,000	714,280

Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO Bonds(a)(b)	7.13%	12/01/14	500	604,570

Table Rock Metropolitan District; Series 2003, Limited Tax GO Bonds(a)(b)	7.00%	12/01/13	700	791,098

Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	813,080

Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO Bonds	6.25%	12/01/25	85	71,519

Series 2005, Limited Tax GO Bonds	6.38%	12/01/35	500	390,680

				57,222,092

Connecticut–0.59%
Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	700	731,661

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,282,930

				4,014,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware–0.49%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	$1,610	$1,428,939

Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	826,698

Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	622,913

Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	475,560

				3,354,110

District of Columbia–1.45%
District of Columbia (Center for Strategic & International Studies);
Series 2011, RB	6.38%	03/01/31	2,000	2,015,440

Series 2011, RB	6.63%	03/01/41	1,150	1,164,777

District of Columbia (Gallaudet University);
Series 2011, University RB	5.50%	04/01/34	500	516,905

Series 2011, University RB	5.50%	04/01/41	3,000	3,085,350

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	1,007,290

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,143,840

				9,933,602

Florida–4.75%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,368,200

Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, Health Care Facilities RB	7.00%	04/01/39	2,100	2,305,317

Capital Trust Agency (Miami Community Charter School); Series 2010 A, RB	7.00%	10/15/40	1,500	1,376,940

Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	255	261,569

Series 2001 B, Special Assessment RB	8.38%	05/01/17	125	128,220

Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	498,797

East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	05/01/36	570	485,743

Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,673,882

Series 2007 A, RB	6.13%	05/15/37	1,855	1,476,172

Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,752,384

Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB(d)	5.10%	05/01/14	1,000	350,400

Hillsborough (County of) Industrial Development Authority (Healthcare Facilities); Series 2008 B, IDR(a)(b)	8.00%	08/15/19	1,000	1,420,290

Lee (County of) Industrial Development Authority (Cypress Cove at Health Park); Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	1,250	930,162

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,500	1,512,825

Series 2004, Ref. Hospital RB(c)	6.75%	11/15/29	500	503,585

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	521,700

Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	259,632

Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,014,040

Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	630,750

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	1,100	1,026,047

Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	838,630

Orange (County of) Health Facilities Authority (The Nemours Foundation); Series 2009 A, RB	5.00%	01/01/39	2,000	2,005,340

Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	869,490

Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	400	399,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	$1,000	$694,800

Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,524,030

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,000	931,270

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,000	904,650

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	842,350

Series 2006 A, Health Care RB	5.38%	01/01/40	1,000	759,450

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	166,745

Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,105,520

				32,538,898

Georgia–1.04%
Atlanta (City of) (Atlantic Station);
Series 2001, Tax Allocation RB(a)(b)	7.75%	12/01/11	355	364,553

Series 2001, Tax Allocation RB(a)(b)	7.90%	12/01/11	750	771,983

Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,027,050

Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,000	1,986,240

Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB(c)	5.50%	01/01/31	630	583,997

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc);
Series 2010, RAC	6.00%	09/01/30	700	715,617

Series 2010, RAC	6.13%	09/01/40	1,000	1,005,840

Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	463,250

Series 2004 A, RB	6.13%	02/15/34	200	177,484

				7,096,014

Hawaii–0.41%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose RB	8.75%	11/15/29	850	943,424

Series 2009 A, Special Purpose RB	9.00%	11/15/44	1,250	1,393,925

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	500	486,245

				2,823,594

Idaho–1.05%
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	908,620

Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	696,382

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	156,368

Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,044,370

Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,110,543

Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	806,530

Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,436,457

				7,159,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–9.19%
Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	$1,000	$823,980

Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB(a)	5.95%	12/15/12	275	281,199

Series 2002, Tax Increment Allocation RB(a)	6.05%	12/15/13	475	492,271

Chicago (City of) (Lakeshore East);
Series 2003, Special Assessment Improvement Bonds	6.63%	12/01/22	500	514,385

Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	500	511,160

Chicago (City of);
Series 2011, Tax Increment COP	7.13%	05/01/21	1,000	1,030,650

Series 2011, Tax Increment COP	7.13%	05/01/25	1,000	1,019,450

Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	250	251,340

Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	155	150,668

Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	1,000	936,490

Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,552,050

Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	655,138

Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,039

Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,014

Illinois (State of) Finance Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	445	442,788

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(d)	6.13%	08/15/28	1,000	494,880

Series 2008 A, Ref. RB(d)	6.25%	08/15/35	1,000	494,880

Series 2008 A, Ref. RB(d)	6.25%	08/15/40	1,000	494,880

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)(f)	0.13%	01/01/16	2,550	2,550,000

Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	401,345

Series 2006 A, RB	6.00%	08/15/26	850	719,584

Series 2006 A, RB	6.00%	08/15/39	1,460	1,125,134

Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	2,195	2,206,765

Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,266,629

Series 2010 D-2, (TEMPS-65sm) RB	7.00%	11/15/15	550	545,595

Series 2010 D-3, (TEMPS-50sm) RB	6.25%	08/15/15	550	536,861

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,103,011

Series 2009 A, RB	7.25%	11/01/38	2,000	2,197,340

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2009, RB	6.88%	08/15/38	6,000	6,254,880

Series 2009, RB	7.00%	08/15/44	1,000	1,047,050

Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, Health Facilities RB	7.00%	11/15/32	800	735,560

Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	452,215

Series 2005 A, RB	6.13%	11/15/25	1,000	893,950

Series 2005 A, RB	6.25%	11/15/35	1,500	1,270,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	$1,000	$1,000,480

Series 2010 D-1, (TEMPS-75sm) RB	7.00%	05/15/18	1,000	1,000,420

Series 2010 D-2, (TEMPS-65sm) RB	6.38%	05/15/17	1,000	998,600

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)(f)	0.18%	08/15/25	835	835,000

Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	953,650

Series 2006 A, RB	5.88%	02/15/38	1,500	1,330,680

Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,000	2,076,860

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, Health Facilities RB(d)	6.90%	11/15/33	2,000	700,000

Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook); Series 2004, Special Tax RB	6.25%	03/01/34	750	654,697

Lombard Public Facilities Corp.;
Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	750	524,955

Series 2005 A-1, First Tier Conference Center & Hotel RB	7.13%	01/01/36	2,500	1,706,650

Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	1,500	1,461,945

Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB(c)	5.75%	12/30/25	2,000	1,294,940

Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	1,290	1,311,904

Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	771,400

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	566,400

Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	1,978,740

St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	2,000	1,950,300

Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,908,000

Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	1,000	954,270

Series 2010, RB	7.25%	11/15/40	1,000	957,870

				62,915,547

Indiana–0.44%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	326,427

Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,542,211

Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,155,410

				3,024,048

Iowa–0.95%
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	441,970

Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	314,392

Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	666,456

Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	648,850

Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement Community RB	6.13%	11/15/32	500	475,330

Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	140,495

Series 2005 A, MFH RB	6.00%	09/01/35	400	352,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–(continued)

Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	$290	$253,237

Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	493,056

Scott (County of) (Ridgecrest Village);
Series 2004, Ref. RB	4.75%	11/15/12	390	391,599

Series 2006, Ref. RB	5.25%	11/15/21	1,000	917,490

Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,418,325

				6,513,340

Kansas–1.95%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	1,900	2,039,726

Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	719,738

Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	842,535

Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,228,410

Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facility RB	6.00%	11/15/26	1,000	949,270

Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,219,550

Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	384,320

Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	793,092

Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	651,670

Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,466	1,160,119

Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	718,998

Roeland Park (City of) (TDD #1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	305,973

Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	950	662,179

Roeland Park (City of) (TDD #2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	684,810

				13,360,390

Kentucky–0.61%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/30	750	756,187

Series 2011, RB	7.25%	05/15/41	1,300	1,282,632

Series 2011, RB	7.38%	05/15/46	250	249,648

Louisville & Jefferson (Counties of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,880,570

				4,169,037

Louisiana–1.80%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	2,690	2,772,341

Series 2009 A, RB	6.50%	08/01/29	3,000	3,085,560

Series 2010 A-2, RB	6.50%	11/01/35	1,000	1,024,140

Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,101,760

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,425	2,313,159

				12,296,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maine–0.15%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/36	$500	$502,790

Maine (State of) Turnpike Authority; Series 2003, RB (INS–AMBAC)(g)	5.00%	07/01/33	500	507,445

				1,010,235

Maryland–1.47%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation Bonds	5.35%	07/01/34	1,900	1,684,920

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	984,350

Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	1,000	970,870

Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	981,834

Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	1,000	987,530

Maryland (State of) Health & Higher Education Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	5.13%	01/01/23	1,000	993,560

Series 2011 A, RB	6.13%	01/01/36	1,500	1,483,950

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.75%	01/01/38	500	486,735

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,504,245

				10,077,994

Massachusetts–2.26%
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	668,050

Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,705	2,655,147

Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	807,930

Series 2009 A, RB	6.90%	04/15/25	895	961,445

Series 2009 A, RB	8.00%	04/15/31	1,000	1,127,000

Series 2009 A, RB	8.00%	04/15/39	1,000	1,111,380

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.50%	06/01/29	1,430	1,439,838

Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	1,009,940

Series 2009 B-1, Senior Living Facilities (TEMPS-85sm) RB	7.25%	06/01/16	2,000	2,000,380

Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,058,020

Series 2011 I, RB	6.88%	01/01/41	2,000	2,120,520

Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	474,060

				15,433,710

Michigan–1.67%
Chandler Park Academy; Series 2005, Public School Academy RB	5.13%	11/01/30	1,050	871,878

Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,485	1,245,321

Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	801,900

Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	920	919,963

Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	415	415,116

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)(f)	0.16%	10/15/38	4,225	4,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	$685	$649,743

Series 2005, Ref. RB	5.25%	11/15/25	450	379,427

Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy RB	7.63%	10/01/21	700	700,217

Series 2001, Public School Academy RB	7.75%	10/01/31	500	499,920

Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation RB	5.45%	09/01/29	725	727,682

				11,436,167

Minnesota–8.15%
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	500,755

Series 2010 A, RB	6.88%	05/01/40	1,000	1,004,070

Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC); Series 2005 A, Health Care RB	6.13%	06/01/35	1,440	1,332,763

Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	986,550

Series 2008 A, Lease RB	7.00%	08/01/38	700	692,419

Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	913,170

Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	893,780

Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,667,039

Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	109,549

Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,899,318

Series 2009 A, Lease RB	9.25%	03/01/39	750	830,430

Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,295,835

Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	382,942

Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	518,442

Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,020,680

Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	1,946,840

Eveleth (City of) (Manor House & Woodland Homes); Sr. Series 2006 A-1, MFH RB	5.50%	10/01/25	510	406,317

Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	2,500	2,328,325

Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	916,107

Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	363,756

Series 2007 A, Lease RB	6.00%	11/01/37	550	474,969

Fergus Falls (City of)(Lake Region Healthcare Corp.);
Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	954,340

Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	942,180

Hopkins (City of) Housing & Redevelopment Authority (Excelsior Crossings); Series 2009, Tax Increment Allocation RB	5.63%	02/01/30	320	325,504

Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,070,070

Maplewood (City of) (Volunteers of America Care Center); Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	530	527,705

Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,256,961

Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	547,573

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 6-X, RB	5.25%	04/01/39	500	514,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	$70	$70,283

Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,887,540

Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,471,740

Series 2010, Housing RB	7.00%	08/01/45	1,000	992,230

Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	950,000

Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,431,488

Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	753,848

Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities Gross RB	6.35%	03/01/35	2,000	2,084,580

Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	5.75%	05/01/16	100	101,955

Series 2006 A, Lease RB	6.00%	05/01/26	530	490,049

Series 2006 A, Lease RB	6.25%	05/01/35	1,550	1,399,836

Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	927,118

Series 2004 A, Lease RB	6.75%	12/01/33	150	144,881

Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,016,170

Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,584,996

St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	716,661

Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	1,000	1,000,320

St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	270,144

Series 2006 A, Lease RB	6.00%	09/01/36	390	340,139

St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	901,570

St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,514,782

Series 2007 A, RB	5.15%	10/01/42	275	219,868

Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	940,928

Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	900	704,520

Series 2004 A, Lease RB	6.60%	12/01/34	275	201,220

Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	1,000	999,630

Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	871,580

Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	484,095

Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,008,760

Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	254,295

Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	758,662

Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB(b)(h)	6.38%	05/01/19	650	674,648

				55,791,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–4.20%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	$750	$750,712

Series 2002, RB	7.20%	05/01/33	500	480,785

Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	1,999,760

Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	1,135	1,029,025

Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	292,659

Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	463,240

Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,053,880

Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,168,739

Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	925,400

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	1,000,050

Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	190	176,459

Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB	5.75%	12/01/28	1,250	312,750

Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,013,700

Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,272,375

Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	491,375

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	2,000	2,069,180

Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,037,440

Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	1,000	1,011,670

Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,535,025

Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,190,241

Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,420	3,425,096

Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	1,802,200

Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	750	683,287

St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	500	514,495

Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	676,958

Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	888,840

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,000	892,830

Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	565,765

				28,723,936

Montana–0.10%
Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	750	655,253

Nebraska–0.15%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	1,005,430

Nevada–0.07%
University & Community College System of Nevada; Series 2002 A, University RB (INS–NATL)(g)	5.40%	07/01/31	500	501,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.52%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	$2,000	$2,069,920

New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	753,870

Series 2003 A, RB	6.88%	05/01/33	750	747,143

				3,570,933

New Jersey–0.60%
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	654,592

Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,360	1,173,789

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	882,673

Series 2006, First Mortgage RB	5.38%	11/01/36	700	512,932

New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB (INS–AMBAC)(g)	5.25%	12/15/23	750	850,342

				4,074,328

New Mexico–0.29%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	2,000	1,993,080

New York–1.33%
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement Community RB	6.15%	07/01/18	500	496,515

Series 2008 A, Continuing Care Retirement Community RB	6.75%	07/01/28	600	576,642

Series 2008 A, Continuing Care Retirement Community RB	6.88%	07/01/40	1,000	941,260

East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,407,991

Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/26	1,100	879,494

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	1,000	963,310

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	350	324,898

Series 2001 A, First Mortgage RB	7.38%	03/01/31	500	432,475

Ulster (County of) Industrial Development Agency;
Series 2007 A, Civic Facility RB	6.00%	09/15/27	2,000	1,605,120

Series 2007 A, Civic Facility RB	6.00%	09/15/37	2,000	1,488,880

				9,116,585

North Carolina–1.03%
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wachovia Bank, N.A.)(e)(f)	0.24%	09/01/27	360	360,000

North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	1,300	1,059,188

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,270,260

North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	868,280

Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,436,355

North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,056,760

				7,050,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Dakota–0.67%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	$1,315	$1,222,016

Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	713,968

Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	467,840

Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,377,515

Series 2007, Health Care RB	5.50%	05/01/42	1,000	821,250

				4,602,589

Ohio–2.52%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	955,890

Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,831,480

Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,753,701

Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	1,001,860

Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	740	744,026

Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,000	903,510

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	880,310

Hickory Chase Community Authority (Hickory Chase);
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,299,800

Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	975,000

Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	920	921,362

Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	500	500,435

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	1,500	1,493,220

Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	1,080	1,076,252

Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,202,214

Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	927,500

Series 2004 A, RB	6.00%	05/15/34	1,500	795,000

				17,261,560

Oklahoma–1.32%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,475,852

Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	840	821,671

Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,266,300

Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	852,984

Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	1,250	1,283,763

Series 2010 A, Senior Living Community RB	7.25%	11/01/40	2,250	2,306,317

				9,006,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon–0.43%
Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	$230	$205,700

Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB	5.13%	04/01/26	1,000	934,120

Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB(a)(b)	7.00%	12/01/13	1,555	1,788,297

				2,928,117

Pennsylvania–5.44%
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,169,468

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,250	1,138,012

Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	520	541,060

Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, First Mortgage RB(d)	6.90%	01/01/22	500	294,690

Series 2002 A, First Mortgage RB(d)	7.00%	01/01/34	500	294,690

Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, Hospital RB	7.13%	07/01/29	2,145	2,380,028

Series 2009 B, Hospital RB	7.25%	07/01/39	1,590	1,739,603

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	1,000	1,000,180

Series 2006, Ref. First Mortgage RB	5.13%	12/01/12	500	500,950

Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	500,905

Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	257,252

Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	491,780

Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	889,914

Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	910,500

Series 2007 A, RB	6.38%	12/15/37	1,500	1,315,755

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	929,450

Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,124,700

Series 2008 A, RB	5.35%	01/01/20	515	521,237

Series 2008 A, RB	5.45%	01/01/21	885	894,673

Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB(a)(b)	7.13%	01/01/13	700	769,398

Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	7.00%	07/01/27	1,000	1,014,910

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.88%	07/01/31	1,500	1,313,820

Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	475,395

Lawrence (County of) Industrial Development Authority (Shenango Presbyterian Senior Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities RB(a)(b)	7.50%	11/15/11	1,000	1,034,330

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	254,180

Series 2001, First Mortgage RB	7.75%	11/01/33	750	756,090

Moon Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Bank of Scotland)(e)(f)	0.17%	07/01/38	6,080	6,080,000

Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	983,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	$465	$470,259

Series 2000 A, Student Housing RB	6.75%	09/01/32	320	322,803

Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	500	501,480

Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	943,220

Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,700	2,259,900

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	516,160

Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, RB	5.15%	05/01/27	1,000	865,450

Series 2007 A, RB	5.25%	05/01/37	1,000	807,790

				37,263,412

Rhode Island–0.72%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,722,850

Series 2009 A, Hospital Financing RB (INS–AGC)(g)	6.25%	05/15/30	2,000	2,192,200

				4,915,050

South Carolina–1.61%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,016,981

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,367,565

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	927,586

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,541,025

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,594,194

Series 2011 A, Ref. Hospital RB (INS–AGM)(g)	6.50%	08/01/39	1,800	1,964,844

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, Residential Care Facilities RB	6.25%	05/15/25	750	699,277

Series 2004 A, Residential Care Facilities RB	6.38%	05/15/32	1,250	1,112,362

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB(d)	6.00%	11/15/37	2,000	796,900

				11,020,734

South Dakota–0.24%
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,122,537

South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	509,445

				1,631,982

Tennessee–0.52%
Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,514,882

Davidson & Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS–NATL)(g)	5.00%	09/01/34	1,000	1,019,930

Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	469,925

Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	549,300

				3,554,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–11.80%
Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	$2,400	$2,085,456

Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. Education RB	7.65%	08/15/40	2,500	2,534,550

Atlanta (City of) Hospital Authority; Series 1999, Hospital Facilities RB	6.70%	08/01/19	400	399,984

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	4,805,800

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.13%	12/01/40	2,970	2,850,873

Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	915	921,057

Series 2004 A, RB	7.00%	09/01/25	3,260	3,267,824

Series 2004 A, RB	7.13%	09/01/34	905	892,728

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.20%	12/01/28	1,000	1,066,680

Harrison County Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	1,500	1,386,165

HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	407,505

Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	652,718

Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	817,590

Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	522,890

Series 2005, Hospital RB	5.00%	08/15/19	700	712,516

Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,000	924,090

Series 2008, RB	6.00%	02/15/38	1,000	908,040

Houston Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB(a)(b)	7.00%	02/15/14	300	349,524

Series 2004 A, Retirement Facilities RB(a)(b)	7.00%	02/15/14	750	872,408

Series 2004 A, Retirement Facilities RB(a)(b)	7.13%	02/15/14	450	524,691

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	517,760

Series 2011 A, RB	6.88%	05/15/41	790	824,665

La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, Education RB	6.38%	02/15/37	1,635	1,438,179

La Vernia Higher Education Finance Corp. (Cosmos Foundation);
Series 2008 A, Education RB	6.25%	02/15/17	1,245	1,333,183

Series 2008 A, Education RB	7.13%	02/15/38	2,000	2,080,980

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. Health System RB	6.25%	02/15/37	2,000	1,872,220

Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,074,990

Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,060	942,923

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	1,500	1,361,445

Midlothian (City of) Development Authority; Series 2004, Tax Increment Contract Allocation RB(c)	6.20%	11/15/29	1,000	1,000,290

North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,577,070

Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	848,116

Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	578,527

Series 2009 A, Education RB	6.50%	08/15/39	2,320	2,350,044

Port Corpus Christi Industrial Development Corp. (Valero); Series 1997 C, Ref. RB	5.40%	04/01/18	495	495,074

San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,027,290

Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care); Series 2011 A, Hospital RB	5.00%	11/15/30	1,000	1,037,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	$1,500	$1,396,500

Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,115,175

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,062,922

Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,293,015

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,320,944

Series 2009 A, Retirement Facility RB	8.00%	02/15/38	1,350	1,358,951

Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,509,015

Series 2010 A, Retirement Facility RB	8.13%	11/15/39	1,000	1,005,610

Tarrant County Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facility RB	6.00%	11/15/26	1,200	1,185,744

Series 2006 A, Retirement Facility RB	6.00%	11/15/36	2,000	1,893,160

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,203,747

Series 2009 A, Retirement Facility RB	8.25%	11/15/39	1,000	1,020,050

Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/40	1,000	899,610

Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Educational RB	6.88%	02/15/30	1,455	1,477,451

Series 2010 A, Educational RB	7.13%	02/15/40	1,810	1,840,643

Travis County Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facility RB	5.50%	11/15/25	1,650	1,477,146

Series 2005, Retirement Facility RB	5.65%	11/15/35	1,250	1,050,050

Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,565,925

University of Houston (Consolidated System); Series 2009 A, Ref. Texas University RB	5.00%	02/15/34	2,000	2,106,060

Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	478,234

Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,299,635

Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	970,880

				80,793,482

Utah–2.47%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	1,450	1,119,704

Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB	5.63%	07/15/37	2,200	1,761,100

Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	780	755,906

Series 2007 A, Charter School RB	5.63%	07/15/37	1,350	1,074,168

Utah (County of) (Ronald Wilson Reagan Academy); Series 2007 A, Charter School RB	5.75%	02/15/22	315	283,541

Utah (State of) Charter School Finance Authority (Channing Hall);
Series 2007 A, Charter School RB©	5.88%	07/15/27	780	683,756

Series 2007 A, Charter School RB©	6.00%	07/15/37	2,100	1,771,539

Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,258,515

Series 2008 A, Charter School RB	7.00%	07/15/40	1,690	1,570,010

Utah (State of) Charter School Finance Authority (Navigator Pointe Academy), Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,477,723

Series 2010 A, Charter School RB	5.63%	07/15/40	710	621,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah–(continued)

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	$1,500	$1,415,190

Utah (State of) Charter School Finance Authority (Rockwell Charter High School); Series 2008 A, Charter School RB	7.00%	08/15/38	2,000	1,450,180

West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB(c)	6.38%	06/01/37	1,950	1,653,522

				16,896,814

Virginia–1.58%
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	2,000	1,835,960

Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,787,280

Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	685	690,144

Lexington (City of) Industrial Development Authority (Kendall at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	368,144

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	725,455

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	391,676

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	437,785

Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	1,300	1,086,098

Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage RB	6.25%	01/01/28	500	476,380

Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	464,410

Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB(a)(b)	7.38%	12/01/13	500	574,795

Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.35%	09/01/28	1,000	998,970

Series 2007, Special Obligation RB	6.45%	09/01/37	1,000	991,290

				10,828,387

Washington–1.91%
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/38	2,000	1,733,840

Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/28	1,250	1,258,337

Series 2010, RB	5.75%	12/01/35	2,000	1,943,780

Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	2,400	2,243,568

Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS–AGM)(g)	5.00%	08/15/41	1,000	1,003,760

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	552,785

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,573,440

Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS–Radian Asset Assurance, Inc.)(g)	5.50%	08/15/42	3,000	2,782,080

				13,091,590

West Virginia–1.24%
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,326,945

Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	858,390

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.50%	10/01/38	5,000	4,715,150

Series 2008, Hospital RB	6.75%	10/01/43	1,650	1,592,332

				8,492,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–3.59%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB	5.50%	08/01/22	$300	$89,997

Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,050	1,055,124

Series 2008, RB	7.25%	06/01/38	1,000	982,470

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	248,105

Series 2004 A, RB	6.75%	08/15/34	1,600	1,584,288

Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	890	873,642

Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	186,208

Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	500	337,335

Series 2004, RB	6.13%	12/01/34	1,000	660,130

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.13%	02/15/26	500	492,220

Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	198,885

Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.),
Series 2010 A, Ref. RB	6.00%	06/01/27	1,000	996,360

Series 2010 A, Ref. RB	6.10%	06/01/28	800	797,000

Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	260	256,337

Series 2004 A, RB	6.25%	04/01/34	1,025	968,779

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,115,440

Series 2009 A, RB	7.63%	09/15/39	1,000	1,029,350

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	100	100,110

Series 2003, RB	6.13%	07/01/16	150	149,965

Series 2003, RB	6.63%	07/01/28	750	746,902

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	2,020	1,990,892

Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,138,160

Series 2010, RB	7.00%	08/01/33	2,000	1,934,720

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	645,300

Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	2,000	1,992,220

				24,569,939

Wyoming–1.43%
Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(e)(f)	0.15%	01/01/18	5,405	5,405,000

Teton (County of) Hospital District (St. John’s Medical Center);
Series 2002, RB(a)(b)	6.75%	06/01/12	500	528,580

Series 2011 B, RB	5.50%	12/01/27	1,000	1,013,990

Series 2011 B, RB	6.00%	12/01/36	2,840	2,870,019

				9,817,589

TOTAL INVESTMENTS(i)–98.36% (Cost $712,867,593)				673,234,685

OTHER ASSETS LESS LIABILITIES–1.64%				11,212,293

NET ASSETS–100.00%				$684,446,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco High Income Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $17,889,722, which represented 2.61% of the Fund’s Net Assets.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $3,921,320, which represented 0.57% of the Fund’s Net Assets
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition

By credit sector, based on Net Assets
as of August 31, 2011

Revenue Bonds	90.7%

General Obligation Bonds	2.8

Pre-refunded Bonds	2.0

Other	2.9

Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco High Income Municipal Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $712,867,593)	$673,234,685

Receivable for:
Investments sold	1,780,590

Fund shares sold	2,274,715

Interest	11,688,083

Fund expenses absorbed	25,600

Investment for trustee deferred compensation and retirement plans	37,387

Other assets	49,039

Total assets	689,090,099

Liabilities:
Payable for:
Amount due to custodian	93,143

Investments purchased	2,470,100

Fund shares reacquired	436,250

Dividends	1,208,396

Accrued fees to affiliates	293,991

Accrued other operating expenses	53,976

Trustee deferred compensation and retirement plans	87,265

Total liabilities	4,643,121

Net assets applicable to shares outstanding	$684,446,978

Net assets consist of:
Shares of beneficial interest	$799,745,477

Undistributed net investment income	179,172

Undistributed net realized gain (loss)	(75,844,763)

Unrealized appreciation (depreciation)	(39,632,908)

$684,446,978

Net Assets:
Class A	$355,236,193

Class B	$14,307,485

Class C	$127,674,933

Class Y	$109,813,303

Institutional Class	$77,415,064

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	47,167,259

Class B	1,897,484

Class C	16,945,117

Class Y	14,560,664

Institutional Class	10,277,817

Class A:
Net asset value per share	$7.53

Maximum offering price per share
(Net asset value of $7.53 ÷ 95.25%)	$7.91

Class B:
Net asset value and offering price per share	$7.54

Class C:
Net asset value and offering price per share	$7.53

Class Y:
Net asset value and offering price per share	$7.54

Institutional Class:
Net asset value and offering price per share	$7.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco High Income Municipal Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$21,192,560

Expenses:
Advisory fees	1,871,845

Administrative services fees	93,131

Custodian fees	8,350

Distribution fees:
Class A	405,427

Class B	75,741

Class C	624,102

Transfer agent fees — A, B, C and Y	129,421

Transfer agent fees — Institutional	33,658

Trustees’ and officers’ fees and benefits	16,834

Other	167,200

Total expenses	3,425,709

Less: Fees waived and expenses reimbursed	(455,723)

Net expenses	2,969,986

Net investment income	18,222,574

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(2,817,402)

Change in net unrealized appreciation of investment securities	23,815,493

Net realized and unrealized gain	20,998,091

Net increase in net assets resulting from operations	$39,220,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco High Income Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$18,222,574	$37,416,975

Net realized gain (loss)	(2,817,402)	(18,885,686)

Change in net unrealized appreciation (depreciation)	23,815,493	(10,362,507)

Net increase in net assets resulting from operations	39,220,665	8,168,782

Distributions to shareholders from net investment income:
Class A	(9,540,728)	(21,643,707)

Class B	(391,073)	(951,659)

Class C	(3,209,846)	(7,577,680)

Class Y	(3,005,868)	(4,599,438)

Institutional Class	(2,211,834)	(3,458,522)

Total distributions from net investment income	(18,359,349)	(38,231,006)

Share transactions–net:
Class A	40,711,297	(66,476,926)

Class B	(2,187,536)	(3,433,878)

Class C	(2,677,301)	(13,844,062)

Class Y	17,330,949	44,338,656

Institutional Class	13,071,598	11,378,640

Net increase (decrease) in net assets resulting from share transactions	66,249,007	(28,037,570)

Net increase (decrease) in net assets	87,110,323	(58,099,794)

Net assets:
Beginning of period	597,336,655	655,436,449

End of period (includes undistributed net investment income of $179,172 and $315,947, respectively)	$684,446,978	$597,336,655

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Income Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of substantially federal tax-exempt income and taxable capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The Fund is offered on a limited basis to certain investors. The limited offering is subject to the terms and conditions set forth in the prospectus, and the Fund may cease the limited offering and/or resume sales to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

28        Invesco High Income Municipal Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

29        Invesco High Income Municipal Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.60%

Over $500 million up to and including $1 billion	0.55%

Over $1 billion up to and including $1.5 billion	0.50%

Over $1.5 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2011, the Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.85%, 1.60%, 1.60%, 0.60% and 0.60% of average daily net assets, respectively. Prior to July 1, 2011, the Adviser had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.83%, 1.58%, 1.58%, 0.58% and 0.58% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total fund annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended August 31, 2011, the Adviser waived advisory fees $292,644 and reimbursed class level expenses of $74,599, $3,484, $28,709, $22,629 and $33,658 of Class A, Class B, Class C, Class Y, and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

30        Invesco High Income Municipal Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $25,558 in front-end sales commissions from the sale of Class A shares and $22,696, $9,222 and $7,866 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$673,234,685	$—	$673,234,685

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,585 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

31        Invesco High Income Municipal Fund

  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2012	$1,072,111

February 28, 2013	2,599,981

February 28, 2014	376,854

February 28, 2015	622,423

February 28, 2016	4,837,280

February 28, 2017	14,375,305

February 28, 2018	28,280,344

February 28, 2019	9,402,186

Total capital loss carryforward	$61,566,484

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $66,573,636 and $19,978,695, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,955,708

Aggregate unrealized (depreciation) of investment securities	(53,457,938)

Net unrealized appreciation (depreciation) of investment securities	$(39,502,230)

Cost of investments for tax purposes is $712,736,915.

32        Invesco High Income Municipal Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	9,761,873	$72,403,166	19,723,009	$151,974,863

Class B	29,901	224,467	310,870	2,413,542

Class C	1,783,465	13,234,410	4,617,015	35,540,699

Class Y	3,761,071	27,834,245	8,470,818	65,341,422

Institutional Class	2,006,060	14,666,582	2,362,748	18,014,215

Issued as reinvestment of dividends:
Class A	727,544	5,386,645	1,727,410	13,165,655

Class B	25,478	188,828	66,865	512,530

Class C	261,583	1,934,116	613,405	4,707,886

Class Y	273,091	2,027,936	365,377	2,804,215

Institutional Class	258,456	1,910,529	413,871	3,164,950

Automatic conversion of Class B shares to Class A shares:
Class A	160,926	1,190,885	264,734	2,021,806

Class B	(160,709)	(1,190,885)	(264,388)	(2,021,806)

Reacquired:
Class A	(5,170,432)	(38,269,399)	(30,735,641)	(233,639,250)

Class B	(191,377)	(1,409,946)	(571,091)	(4,338,144)

Class C	(2,422,931)	(17,845,827)	(7,188,336)	(54,092,647)

Class Y	(1,695,057)	(12,531,232)	(3,154,902)	(23,806,981)

Institutional Class	(472,689)	(3,505,513)	(1,271,104)	(9,800,525)

Net increase (decrease) in share activity	8,936,253	$66,249,007	(4,249,340)	$(28,037,570)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33        Invesco High Income Municipal Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset			on securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/11	$7.29	$0.21		$0.25	$0.46	$(0.22)	$7.53	6.39%	$355,236	0.84	%(d)	0.98	%(d)	5.84	%(d)	3%
Year ended 02/28/11	7.61	0.43	(c)	(0.31)	0.12	(0.44)	7.29	1.48	303,901	0.82		0.95		5.64		18
Eleven months ended 02/28/10	6.46	0.40	(c)	1.16	1.56	(0.41)	7.61	24.65	385,638	0.80	(f)	0.98	(f)	6.14	(f)	8
Year ended 03/31/09	8.20	0.45	(c)	(1.74)	(1.29)	(0.45)	6.46	(16.21)	312,444	0.75		0.99		6.07		22
Year ended 03/31/08	9.15	0.45		(0.96)	(0.51)	(0.44)	8.20	(5.70)	385,396	0.70		0.98		5.13		23
Year ended 03/31/07	8.97	0.45		0.17	0.62	(0.44)	9.15	7.11	348,602	0.65		1.01		4.99		10

Class B
Six months ended 08/31/11	7.30	0.18		0.25	0.43	(0.19)	7.54	5.99	14,307	1.59	(d)	1.73	(d)	5.09	(d)	3
Year ended 02/28/11	7.61	0.38	(c)	(0.30)	0.08	(0.39)	7.30	0.87	16,015	1.57		1.70		4.89		18
Eleven months ended 02/28/10	6.47	0.36	(c)	1.14	1.50	(0.36)	7.61	23.64	20,193	1.55	(f)	1.73	(f)	5.39	(f)	8
Year ended 03/31/09	8.21	0.40	(c)	(1.75)	(1.35)	(0.39)	6.47	(16.85)	17,894	1.50		1.74		5.32		22
Year ended 03/31/08	9.16	0.39		(0.96)	(0.57)	(0.38)	8.21	(6.39)	27,354	1.45		1.73		4.38		23
Year ended 03/31/07	8.98	0.38		0.18	0.56	(0.38)	9.16	6.31	39,066	1.40		1.76		4.24		10

Class C
Six months ended 08/31/11	7.29	0.18		0.25	0.43	(0.19)	7.53	5.85	127,675	1.59	(d)	1.73	(d)	5.09	(d)	3
Year ended 02/28/11	7.61	0.38	(c)	(0.31)	0.07	(0.39)	7.29	0.73	126,337	1.57		1.70		4.89		18
Eleven months ended 02/28/10	6.47	0.36	(c)	1.14	1.50	(0.36)	7.61	23.64	146,707	1.55	(f)	1.73	(f)	5.39	(f)	8
Year ended 03/31/09	8.20	0.39	(c)	(1.73)	(1.34)	(0.39)	6.47	(16.75)	91,821	1.50		1.74		5.32		22
Year ended 03/31/08	9.16	0.38		(0.96)	(0.58)	(0.38)	8.20	(6.51)	97,388	1.45		1.73		4.38		23
Year ended 03/31/07	8.97	0.38		0.19	0.57	(0.38)	9.16	6.43	80,702	1.40		1.76		4.24		10

Class Y
Six months ended 08/31/11	7.30	0.22		0.25	0.47	(0.23)	7.54	6.51	109,813	0.59	(d)	0.73	(d)	6.09	(d)	3
Year ended 02/28/11	7.61	0.45	(c)	(0.30)	0.15	(0.46)	7.30	1.87	89,212	0.57		0.70		5.89		18
Eleven months ended 02/28/10	6.47	0.43	(c)	1.13	1.56	(0.42)	7.61	24.72	49,800	0.55		0.73		6.39		8
Year ended 03/31/09(e)	7.63	0.20	(c)	(1.13)	(0.93)	(0.23)	6.47	(12.21)	14,033	0.51	(f)	0.78	(f)	6.31	(f)	22

Institutional Class
Six months ended 08/31/11	7.29	0.22		0.25	0.47	(0.23)	7.53	6.52	77,415	0.59	(d)	0.77	(d)	6.09	(d)	3
Year ended 02/28/11	7.61	0.45	(c)	(0.31)	0.14	(0.46)	7.29	1.74	61,871	0.57		0.74		5.89		18
Eleven months ended 02/28/10	6.46	0.42	(c)	1.15	1.57	(0.42)	7.61	24.92	53,099	0.55	(f)	0.78	(f)	6.39	(f)	8
Year ended 03/31/09	8.20	0.47	(c)	(1.75)	(1.28)	(0.46)	6.46	(15.99)	50,807	0.50		0.76		6.32		22
Year ended 03/31/08	9.16	0.47		(0.96)	(0.49)	(0.47)	8.20	(5.56)	90,096	0.45		0.75		5.38		23
Year ended 03/31/07(e)	8.98	0.32		0.17	0.49	(0.31)	9.16	5.53	51,501	0.40	(f)	0.77	(f)	5.24	(f)	10

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $322,579, $15,066, $124,142, $97,849 and $71,881 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and July 31, 2006 for Class Y and Institutional Class shares, respectively.
(f)	Annualized.

34        Invesco High Income Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2,3]	(08/31/11)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,063.90	$4.36	$1,020.91	$4.27	0.84%

B	1,000.00	1,059.90	8.23	1,017.14	8.06	1.59

C	1,000.00	1,058.50	8.23	1,017.14	8.06	1.59

Y	1,000.00	1,065.10	3.06	1,022.17	3.00	0.59

Institutional	1,000.00	1,000.00	2.97	1,022.17	3.00	0.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. Effective July 1, 2011, the Fund’s Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.85%, 1.60%, 1.60%, 0.60% and 0.60% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.85%, 1.60%, 1.60%, 0.60% and 0.60% for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.41, $8.28, $8.28, $3.11 and $3.02 for Class A, Class B, Class C, Class Y and Institutional Class, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.32, $8.11, $8.11, $3.05 and $3.05 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

35        Invesco High Income Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Income Municipal Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory

36        Invesco High Income Municipal Fund

contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was: above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by Invesco Advisers without further notice to investors. The Board considered the effect this expense limitation would have on the Fund’s estimated total expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes three breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.
  The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

37        Invesco High Income Municipal Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
HIM-SAR-1     Invesco Distributors, Inc.

Invesco Tax-Exempt Cash Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: ACSXX ▪ Investor: TEIXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Information
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.
Team managed by Invesco Advisers, Inc.
2	Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.46%
Alabama–1.65%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.29%	10/01/32	$895	$895,000

Colorado–4.59%
Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	240	240,897

Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Fund); Series 2008 F-1, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.14%	09/01/32	200	200,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.16%	02/15/28	465	465,000

Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.23%	02/01/31	1,585	1,585,000

				2,490,897

Connecticut–0.93%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	500	502,515

District of Columbia–2.61%
District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.38%	03/01/30	1,420	1,420,000

Florida–5.35%
Broward (County of) Educational Facilities Authority (City College,Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(a)(b)	0.19%	11/01/31	600	600,000

Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.61%	10/01/16	830	830,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.21%	11/01/36	675	675,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.19%	07/01/32	800	800,000

				2,905,000

Georgia–5.15%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC–Branch Banking & Trust Co.)(a)(b)	0.20%	08/01/38	1,000	1,000,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.22%	07/01/24	1,200	1,200,000

Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.17%	09/01/35	600	600,000

				2,800,000

Idaho–0.93%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	500	507,156

Illinois–4.33%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Harris, N.A.)(a)(b)(c)	0.20%	10/01/17	500	500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.13%	01/01/16	1,225	1,225,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB	0.43%	03/01/12	300	300,000

Illinois (State of) Finance Authority (United Way/Crusade of Mercy, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.43%	04/01/27	330	330,000

				2,355,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–3.04%
Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.31%	04/01/25	$900	$900,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(b)	0.30%	02/01/33	650	650,000

Sioux (City of); Series 2009 B, Urban Renewal Unlimited Tax GO Bonds	2.25%	06/01/12	100	101,302

				1,651,302

Kansas–1.01%
Johnson (County of) Public Building Commission; Series 2003 A, Lease Purchase RB(d)(e)	4.20%	09/01/11	350	350,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	200	200,004

				550,004

Kentucky–0.83%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.15%	12/01/29	450	450,000

Maryland–0.19%
Maryland (State of), (State & Local Facilities Loan of 2003); First Series 2003 A-G, Capital Improvement Unlimited Tax GO Bonds	5.25%	03/01/12	100	102,500

Michigan–7.05%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.28%	08/01/17	130	130,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/15/30	110	110,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/15/38	2,690	2,690,000

Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.22%	08/15/32	500	500,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/01/31	400	400,000

				3,830,000

Minnesota–0.55%
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2011 A, COP	2.00%	09/01/11	300	300,000

Missouri–0.92%
St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	09/01/22	500	500,000

New Hampshire–13.58%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.29%	06/01/28	2,250	2,250,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	2,475	2,475,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.21%	09/01/37	2,655	2,655,000

				7,380,000

New Jersey–1.66%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	02/01/28	900	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.35%
Durham (City of); Series 2005 D, Ref. Unlimited Tax GO Bonds	5.00%	04/01/12	$500	$513,967

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.14%	12/01/21	900	900,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.32%	06/01/31	950	950,000

				2,363,967

North Dakota–3.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.32%	12/01/14	2,000	2,000,000

Ohio–0.37%
Ohio State University (The); Series 2009 A, General Receipts RB	4.00%	12/01/11	200	201,796

Oregon–2.89%
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.15%	11/01/28	970	970,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.29%	04/01/34	600	600,000

				1,570,000

Pennsylvania–9.01%
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	0.21%	11/01/30	675	675,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.21%	03/01/30	1,200	1,200,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.21%	10/15/25	700	700,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(f)	0.17%	07/01/38	2,322	2,322,000

				4,897,000

South Carolina–4.82%
South Carolina (State of) Jobs-Economic Development Authority (John Ancrum SPCA); Series 2007, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.43%	08/01/27	2,120	2,120,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, South Carolina); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.30%	10/01/28	500	500,000

				2,620,000

Tennessee–4.47%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.38%	06/01/24	1,255	1,255,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB(a)	0.14%	10/01/30	675	675,000

Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)(a)	0.20%	12/15/42	500	500,000

				2,430,000

Texas–7.36%
Alvarado Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	2.00%	02/15/12	350	352,539

Austin (City of); Series 2001, Limited Tax GO Ctfs.	5.00%	09/01/11	150	150,000

Collin (County of); Series 2006, Limited Tax GO Bonds	4.00%	02/15/12	200	203,348

Dallas (City of); Series 2010 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/12	250	255,317

Harris (County of); Series 2008A, Ref. & Permanent Improvement Limited Tax GO Bonds	5.00%	10/01/11	225	225,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2004 B-6, Ref. VRD Combined Utility System First Lien RB (LOC–Bank of Nova Scotia)(a)(b)(f)	0.15%	05/15/34	$800	$800,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	500	500,000

Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	500	500,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	500	500,000

Lubbock (City of); Series 2009, Tax & Waterworks System Surplus Revenue Limited Tax Ctfs. of Obligation	5.00%	02/15/12	500	510,768

				3,997,822

Utah–2.23%
Jordan School District Board of Education (Utah School Bond Guaranty Program); Series 2007, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	4.00%	06/15/12	200	205,756

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Utah School Bond Guaranty Program)	2.00%	07/01/12	500	507,211

Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.17%	05/15/35	500	500,000

				1,212,967

Washington–2.14%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	300	303,521

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	500	510,635

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.29%	11/01/32	350	350,000

				1,164,156

Wisconsin–1.35%
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.29%	08/15/34	735	735,000

Wyoming–1.42%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(f)	0.15%	01/01/18	770	770,000

TOTAL INVESTMENTS(g)(h)–98.46% (Cost $53,502,082)				53,502,082

OTHER ASSETS LESS LIABILITIES–1.54%				836,837

NET ASSETS–100.00%				$54,338,919

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $1,755,000, which represented 3.23% of the Trust’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to crossover refunding.
(f)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.7%; other countries less than 5% each: 1.5%
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Bank of America, N.A.	22.1%

JP Morgan Chase Bank, N.A.	7.4

TD Bank, N.A.	7.2

Wells Fargo Bank, N.A.	6.4

US Bank, N.A.	6.4

FNMA	5.7

Northern Trust Co.	5.4

(h)	Also represents cost for federal income tax purposes.

Portfolio Composition*

By number of days to maturity, based on Total Investments
as of August 31, 2011

1-7	87.4%

8-30	0.4

31-60	1.4

61-90	0.9

91-180	4.2

181+	5.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $53,502,082)	$53,502,082

Cash	29,254

Receivable for:
Investments sold	860,035

Fund shares sold	48,368

Interest	65,128

Investment for trustee deferred compensation and retirement plans	46,442

Other assets	21,786

Total assets	54,573,095

Liabilities:
Payable for:
Fund shares reacquired	97,028

Dividends	83

Accrued fees to affiliates	11,152

Accrued other operating expenses	74,700

Trustee deferred compensation and retirement plans	51,213

Total liabilities	234,176

Net assets applicable to shares outstanding	$54,338,919

Net assets consist of:
Shares of beneficial interest	$54,380,709

Undistributed net investment income	(20,315)

Undistributed net realized gain (loss)	(21,475)

$54,338,919

Net Assets:
Class A	$32,628,009

Class Y	$11,634,638

Investor Class	$10,076,272

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	32,657,749

Class Y	11,638,205

Investor Class	10,086,420

Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$74,426

Expenses:
Advisory fees	106,375

Administrative services fees	25,137

Custodian fees	2,599

Distribution fees — Class A	18,879

Transfer agent fees	41,418

Trustees’ and officers’ fees and benefits	8,370

Registration and filing fees	20,002

Professional services fees	23,078

Other	17,761

Total expenses	263,619

Less: fees waived and expenses reimbursed	(208,217)

Net expenses	55,402

Net investment income	19,024

Net realized gain from investment securities	1,755

Net increase in net assets resulting from operations	$20,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$19,024	$27,900

Net realized gain (loss)	1,755	(4,593)

Net increase in net assets resulting from operations	20,779	23,307

Distributions to shareholders from net investment income:
Class A	(12,085)	(16,393)

Class Y	(3,732)	(6,010)

Investor Class	(3,194)	(5,497)

Total distributions from net investment income	(19,011)	(27,900)

Share transactions–net:
Class A	(3,797,634)	17,419,873

Class Y	(830,136)	(4,316,832)

Investor Class	313,592	(2,196,817)

Net increase (decrease) in net assets resulting from share transactions	(4,314,178)	10,906,224

Net increase (decrease) in net assets	(4,312,410)	10,901,631

Net assets:
Beginning of period	58,651,329	47,749,698

End of period (includes undistributed net investment income of $(20,315) and $(20,328), respectively)	$54,338,919	$58,651,329

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
  The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11        Invesco Tax-Exempt Cash Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco and/or Invesco Distributors, Inc. (“IDI”) has voluntarily agreed to waive all fees and/or reimburse all expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $106,375 and reimbursed Fund expenses of $82,911.

12        Invesco Tax-Exempt Cash Fund

  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $52.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended August 31, 2011, the Class A shares paid $0 after IDI waived Plan fees of $18,879.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$53,502,082	$—	$53,502,082

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2011, the Fund engaged in securities purchases of $1,200,175 and securities sales of $310,025, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall

13        Invesco Tax-Exempt Cash Fund

be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,008 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted temporarily to overdraft or leave balances in its account with its custodian bank, The Bank of New York Mellon. The parties compensate one another for any overdraft or remaining balance in the account by either earning the interest that accrues on the overdrawn or balance amount in the account or by paying the other party a contractually agreed upon fee.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2012	$4,652

February 28, 2013	101

February 28, 2017	10,203

February 28, 2018	3,681

February 28, 2019	4,593

Total capital loss carryforward	$23,230

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Tax-Exempt Cash Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	38,379,859	$38,379,859	49,260,858	$49,260,858

Class Y	7,537,080	7,537,080	40,843,360	40,843,360

Investor Class	3,995,539	3,995,539	2,261,635	2,261,635

Issued as reinvestment of dividends:
Class A	10,018	10,018	14,409	14,409

Class Y	3,732	3,732	5,999	5,999

Investor Class	3,166	3,166	5,405	5,405

Issued in connection with acquisitions:(b)
Class A	—	—	18,893,024	18,870,018

Reacquired:
Class A	(42,187,511)	(42,187,511)	(50,725,412)	(50,725,412)

Class Y	(8,370,948)	(8,370,948)	(45,166,191)	(45,166,191)

Investor Class	(3,685,113)	(3,685,113)	(4,463,857)	(4,463,857)

Net increase (decrease) in share activity	(4,314,178)	$(4,314,178)	10,929,230	$10,906,224

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including, but not limited to, services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Tax Free Money Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on December 8, 2009 and by the shareholders of Van Kampen Tax Free Money Fund on May 11, 2010. The acquisition as accomplished by a tax-free exchange of 18,893,024 shares of the Fund for 18,893,024 shares outstanding of Van Kampen Tax Free Money Fund as of the close of business on May 28, 2010. The single class of Van Kampen Tax Free Money Fund was exchanged for a like class of shares of the Fund based on the relative net asset value of Van Kampen Tax Free Money Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Tax Free Money Fund’s net assets at that date of $18,870,018 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $44,076,341.

15        Invesco Tax-Exempt Cash Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

								Ratio of		Ratio of
								expenses		expenses
								to average		to average net		Ratio of net
	Net asset			Dividends				net assets		assets without		investment
	value,	Net		from net	Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment		investment	value, end	Total	end of period	and/or expenses		and/or expenses		average
	of period	income		income	of period	return(a)	(000’s omitted)	absorbed		absorbed		net assets

Class A
Six months ended 08/31/11	$1.00	$0.00	(b)	$(0.00)	$1.00	0.03%	$32,628	0.19	%(c)	0.91	%(c)	0.06	%(c)
Year ended 02/28/11	1.00	0.00	(b)	(0.00)	1.00	0.05	36,425	0.29		0.82		0.05
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	19,008	0.36	(d)	1.07	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.06	18,838	0.98		1.18		1.05
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.62	31,812	0.92		1.07		2.58
Year ended 03/31/07	1.00	0.03		(0.03)	1.00	2.66	38,106	1.03		1.19		2.62
Year ended 03/31/06	1.00	0.02		(0.02)	1.00	1.88	37,828	0.94		1.09		1.84

Class Y
Six months ended 08/31/11	1.00	0.00	(b)	(0.00)	1.00	0.03	11,635	0.19	(c)	0.81	(c)	0.06	(c)
Year ended 02/28/11	1.00	0.00	(b)	(0.00)	1.00	0.05	12,464	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	16,782	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09(e)	1.00	0.00	(b)	(0.00)	1.00	0.27	11,169	0.94	(d)	1.01	(d)	1.09	(d)

Investor Class
Six months ended 08/31/11	1.00	0.00	(b)	(0.00)	1.00	0.03	10,076	0.19	(c)	0.81	(c)	0.06	(c)
Year ended 02/28/11	1.00	0.00	(b)	(0.00)	1.00	0.05	9,762	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	11,960	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.14	12,647	0.90		0.93		1.13
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.72	13,959	0.82		0.82		2.68
Year ended 03/31/07	1.00	0.03		(0.03)	1.00	2.76	13,203	0.93		0.94		2.72
Year ended 03/31/06	1.00	0.02		(0.02)	1.00	1.98	14,405	0.84		0.84		1.94

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $37,450, $12,409 and $10,596 for Class A, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of October 3, 2008.

16        Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$1,000.30	$0.96	$1,024.18	$0.97	0.19%

Y	1,000.00	1,000.30	0.96	1,024.18	0.97	0.19

Investor	1,000.00	1,000.30	0.96	1,024.18	0.97	0.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year

17        Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Tax-Exempt Cash Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

18        Invesco Tax-Exempt Cash Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. Invesco Advisers advised the Board that the Fund is viewed as a convenience vehicle for exchanges into other Invesco Funds and is priced accordingly. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Tax-Exempt Cash Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

TEC-SAR-1	Invesco Distributors, Inc.

Invesco Tax-Free Intermediate Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: ATFAX ▪ A2: AITFX ▪ Y: ATFYX ▪ Institutional: ATFIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
30	Financial Statements
32	Notes to Financial Statements
37	Financial Highlights
38	Fund Expenses
39	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.54%

Class A2 Shares	5.67

Class Y Shares	5.67

Institutional Class Shares	5.65

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	6.39

BofA Merrill Lynch 3–7 Year Municipal Index▼ (Style-Specific Index)	5.06

Lipper Intermediate Municipal Debt Funds Index▼ (Peer Group Index)	5.21

▼Lipper Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The BofA Merrill Lynch 3–7 Year Municipal Index consists of bonds with an outstanding par greater than or equal to $25 million and a maturity range between three and seven years.
     The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Tax-Free Intermediate Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

10 Years	3.81%	3.79%	3.78%

5 Years	4.58	4.54	4.42

1 Year	0.14	0.14	1.11

Class A2 Shares

Inception (5/11/87)	5.39%	5.38%	5.32%

10 Years	4.28	4.26	4.23

5 Years	5.16	5.12	4.96

1 Year	1.84	1.84	2.33

Class Y Shares

10 Years	4.37%	4.35%	4.31%

5 Years	5.35	5.31	5.13

1 Year	2.90	2.89	3.02

Institutional Class Shares

10 Years	4.37%	4.31%	4.27%

5 Years	5.33	5.29	5.11

1 Year	2.87	2.87	2.99

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

10 Years	3.81%	3.79%	3.79%

5 Years	4.37	4.33	4.25

1 Year	1.43	1.43	1.94

Class A2 Shares

Inception (5/11/87)	5.33%	5.32%	5.27%

10 Years	4.29	4.27	4.25

5 Years	4.95	4.91	4.79

1 Year	3.29	3.29	3.25

Class Y Shares

10 Years	4.38%	4.36%	4.33%

5 Years	5.14	5.10	4.96

1 Year	4.31	4.30	3.92

Institutional Class Shares

10 Years	4.38%	4.32%	4.29%

5 Years	5.15	5.11	4.96

1 Year	4.29	4.29	3.91

Class A shares incepted on October 31, 2002. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on July 30, 2004. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Institutional Class shares was 0.60%, 0.35%, 0.35% and 0.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
3 Invesco Tax-Free Intermediate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor Senior Managing Director, Invesco Ltd.
4 Invesco Tax-Free Intermediate Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.38%
Alabama–2.86%
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	$1,000	$1,154,790

Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,203,080

Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB(a)(b)	4.10%	11/03/16	2,000	2,212,720

Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/15	1,930	2,082,470

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/16	2,335	2,539,523

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/17	2,465	2,678,420

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/18	1,985	2,152,732

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/19	1,410	1,525,141

Series 2003 A, Ref. RB (INS–AGM)(c)	4.50%	07/01/20	1,375	1,510,424

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (INS–AGC)(c)	4.50%	06/01/18	990	1,038,955

Series 2009, Health Care Facility RB (INS–AGC)(c)	4.63%	06/01/19	750	783,623

Series 2009, Health Care Facility RB (INS–AGC)(c)	5.00%	06/01/21	525	548,646

Series 2009, Health Care Facility RB (INS–AGC)(c)	5.25%	06/01/24	1,000	1,036,250

Series 2009, Health Care Facility RB (INS–AGC)(c)	5.75%	06/01/29	2,000	2,073,520

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(c)	4.25%	08/01/18	3,540	4,031,210

Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(c)	4.25%	08/01/19	3,535	4,006,887

Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,146,512

Series 2010 A, RB	5.00%	06/01/18	2,740	3,065,019

Mobile (City of) Industrial Development Board (Alabama Power Co.–Barry Plant); Series 2007 C, PCR(a)(b)	5.00%	03/19/15	2,150	2,420,233

Mobile (City of) Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.);
Series 2010 A, RB	5.00%	02/01/12	410	416,650

				38,626,805

Alaska–0.52%
Alaska (State of) (International Airports System); Series 2006 B, RB (INS–NATL)(c)	5.00%	10/01/27	1,135	1,184,849

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS–AGM)(c)	5.13%	04/01/19	1,000	1,142,060

Series 2009 C, Ref. RB	4.00%	04/01/13	545	563,279

Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,090,989

Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	755	879,462

Alaska (State of) Municipal Bond Bank Authority; Series 2009 One, RB	5.63%	09/01/29	250	272,283

North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,243,230

Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(c)	5.13%	06/01/24	650	706,128

				7,082,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–2.82%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS–AGC)(c)	4.00%	07/01/18	$1,250	$1,403,475

Arizona (State of);
Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/13	1,660	1,791,173

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/14	3,000	3,333,420

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/15	2,000	2,276,480

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/16	3,000	3,454,380

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/18	2,000	2,317,780

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/19	1,000	1,157,200

Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/21	2,000	2,243,860

Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/22	2,000	2,207,140

Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/23	2,000	2,184,260

Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	07/01/23	1,500	1,673,595

Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 B, Ref. PCR(a)(b)	5.50%	05/01/12	2,500	2,563,350

Mesa (City of); Series 2009, Highway Project Advancement RN	3.50%	07/01/15	5,000	5,245,150

Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien Water RB (INS–AGM)(c)	3.00%	01/01/14	1,000	1,048,490

Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,240,483

Series 2010, COP	3.50%	06/01/15	1,200	1,276,008

University Medical Center Corp.;
Series 2011, Hospital RB	3.00%	07/01/12	395	399,061

Series 2011, Hospital RB	4.00%	07/01/13	500	516,710

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(c)	5.00%	07/01/24	750	804,562

				38,136,577

California–8.97%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	08/01/25	1,520	1,649,595

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/28	1,350	1,455,421

Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS–Cal-Mortgage)(c)	3.00%	09/01/12	200	203,058

Series 2010, RB (INS–Cal-Mortgage)(c)	4.00%	09/01/15	1,000	1,066,980

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/12	1,500	1,561,110

California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB(a)(b)	5.00%	10/16/14	3,000	3,315,150

Series 2009 D, Ref. RB(a)(b)	5.00%	10/18/16	6,000	6,868,680

California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2002 B, RB (INS–Cal-Mortgage)(c)	5.10%	02/01/19	920	987,234

Series 2002 B, RB (INS–Cal-Mortgage)(c)	5.50%	02/01/24	1,250	1,300,025

California (State of) Municipal Finance Authority (Republic Services, Inc.); Series 2010, Ref. Solid Waste RB(a)(b)	1.10%	10/03/11	2,200	2,200,308

California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB(a)(b)	2.60%	09/02/14	4,650	4,748,673

California (State of) Pollution Control Financing Authority (Republic Services, Inc.); Series 2010 B, Ref. Solid Waste RB(a)(b)	1.13%	11/01/11	750	750,000

California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(c)	5.00%	08/15/17	385	428,078

Series 2008 A, RB (INS–Cal-Mortgage)(c)	5.25%	08/15/19	325	356,892

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital);
Series 2007 B, RB (INS–AMBAC)(c)	5.05%	10/01/28	1,500	1,502,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS–SGI)(a)(b)(c)	4.10%	04/01/13	$1,575	$1,651,120

California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program); Series 2009, RB	5.00%	06/15/13	3,000	3,227,100

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,189,617

Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds(a)(b)	5.00%	07/01/14	1,095	1,227,681

Corona-Norca Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(f)	0.00%	08/01/21	1,500	945,165

Evergreen Elementary School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(f)	0.00%	08/01/25	3,000	1,386,810

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(f)	0.00%	08/01/28	1,000	366,040

Fresno (City of); Series 2008 A, Sewer System RB (INS–AGC)(c)	5.00%	09/01/25	2,040	2,200,283

Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(f)	0.00%	08/01/17	1,000	811,430

Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(f)	0.00%	08/01/20	1,000	665,120

Inland Valley Development Agency;
Series 2011 A, Tax Allocation RB(a)(b)	4.00%	03/01/14	4,000	4,105,360

Series 2011 B, Tax Allocation RB(a)(b)	4.25%	03/01/15	2,500	2,589,625

Series 2011 C, Tax Allocation RB(a)(b)	4.50%	03/01/16	2,500	2,610,675

Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,075,080

Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/24	1,000	1,098,990

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,047,760

Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,076,290

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,413,860

Los Angeles Unified School District (Election of 2004); Measure R, Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	724,230

Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS–AGC)(c)	5.00%	06/01/29	500	526,705

Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,375,955

Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB (INS–AMBAC)(c)	4.63%	12/01/32	1,000	912,690

Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS–AGM)(c)	5.00%	08/01/16	1,000	1,134,880

Series 2009, COP (INS–AGM)(c)	5.00%	08/01/19	2,360	2,671,874

New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	08/01/20	2,530	2,951,043

Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB(a)(b)	5.00%	02/07/13	1,000	1,063,640

Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,082,440

Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,105,400

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,139,860

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,123,310

Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/23	1,300	697,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	$1,000	$1,138,260

Series 2009 D, Sub. & PFC/Grant Airport System RB (INS–AGC)(c)	5.13%	07/01/25	1,500	1,615,740

Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,413,220

Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,155,058

Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,420,080

Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,353,730

Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,671,270

Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	546,015

San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,079,030

Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	560,745

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,173,580

Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(c)	4.38%	01/01/24	1,000	985,890

Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/26	1,000	450,350

Torrance Unified School District (Election of 2008);
Measure Y, Series 2009 B-1, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/22	1,900	1,094,001

Measure Y, Series 2009 B-1, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/23	2,000	1,073,400

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)(c)	3.50%	05/31/13	500	500,405

Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(c)	5.00%	03/01/29	2,040	2,035,288

Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	4,848,630

Series 2009 A, Electric System RB	5.50%	08/01/15	525	557,571

West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,137,250

West Sacramento Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,114,280

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/28	1,500	1,595,865

				121,111,200

Colorado–3.67%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP–Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	480,946

Series 2009 A, Auxiliary Facilities Improvement RB (CEP–Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	371,875

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS–AGM)(c)	5.00%	12/01/20	1,000	1,110,690

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	930	1,052,611

Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS–AGM)(c)	5.00%	05/15/15	1,000	1,118,040

Series 2003 A, Hospital RB (INS–AGM)(c)	5.25%	05/15/26	1,000	1,061,750

Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,178,139

Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP–Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	530,685

Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,101,350

E-470 Public Highway Authority;
Series 2007 C-2, Sr. RB (INS–NATL)(a)(b)(c)	5.00%	09/02/13	3,300	3,498,759

Series 2007 D-2, Sr. RB (INS–NATL)(a)(b)(c)	5.00%	09/02/13	14,755	15,643,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	$100	$104,466

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,062,818

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,070,360

Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS–AMBAC)(c)	5.00%	12/01/14	1,300	1,462,916

Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,570,048

Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,066,840

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(d)(g)	0.36%	12/01/30	11,550	11,550,000

University of Colorado Hospital Authority; Series 1997 A, Ref. RB (INS–AMBAC)(c)	5.25%	11/15/22	1,470	1,471,411

				49,507,398

Connecticut–0.26%
Connecticut (State of) (Transportation Infrastructure Purposes); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,397,480

New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,101,440

				3,498,920

Delaware–0.20%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,012,020

Series 2009 A, RB	5.00%	07/01/18	1,540	1,726,432

				2,738,452

District of Columbia–0.65%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,084,430

District of Columbia (Georgetown University);
Series 2001 C, University RB(a)(b)	5.25%	04/01/23	2,000	2,176,600

Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,245,380

Series 2011, University RB(a)(b)	5.00%	04/01/21	2,000	2,252,480

				8,758,890

Florida–5.52%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,652,350

Citizens Property Insurance Corp. (Coastal Account);
Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,050,830

Series 2011 A-2, Sr. Sec. RB	2.00%	06/01/12	1,000	1,011,030

Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS–AGC)(c)	4.00%	06/01/12	2,000	2,052,700

Series 2009 A-1, Sr. Sec. RB (INS–AGC)(c)	5.00%	06/01/16	2,000	2,194,620

Series 2010 A-1, Sr. Sec. RB (INS–AGM)(c)	5.00%	06/01/14	2,500	2,690,775

Series 2010 A-1, Sr. Sec. RB (INS–AGM)(c)	5.00%	06/01/17	2,000	2,189,360

Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,232,140

Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,836,029

Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(c)	5.00%	07/01/18	1,335	1,494,292

Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB (INS–NATL)(c)	5.25%	07/01/22	3,000	3,121,230

Series 2003 C, Florida Forever RB (INS–AMBAC)(c)	5.00%	07/01/19	3,525	3,758,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	$500	$550,440

Series 2011 A, RB	4.00%	04/01/17	500	546,430

Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2008 A, RB	5.00%	07/01/13	1,730	1,853,107

Series 2010 A, RB	5.00%	07/01/15	5,250	5,881,890

Gulf Breeze (City of) (2010 A Loan Program–Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS–AGM)(c)	5.00%	10/01/15	1,590	1,796,795

Series 2010 A, Capital Funding RB (INS–AGM)(c)	5.00%	10/01/16	1,495	1,705,840

Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(h)	4.50%	12/01/20	3,000	3,281,070

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,242,140

Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,298,360

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR(a)(b)	5.15%	09/01/13	550	594,869

Jacksonville (City of) (Better Jacksonville); Series 2003, Sales Tax RB (INS–NATL)(c)	5.25%	10/01/16	3,000	3,232,440

JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,159,425

Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.00%	10/01/17	1,900	2,219,352

Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.25%	10/01/15	1,500	1,733,115

Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.25%	10/01/16	1,500	1,759,200

Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital RB	4.00%	11/15/14	585	622,885

Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/16	1,000	1,123,020

Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(c)	5.00%	10/01/28	750	782,640

Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	581,590

Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(c)	5.00%	06/01/18	1,000	1,129,620

Series 2009, Public Facilities RB (INS–AGC)(c)	5.50%	06/01/29	2,455	2,567,365

Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS–AGC)(c)	5.00%	10/01/27	120	126,898

Series 2009 B, Aviation RB (INS–AGC)(c)	5.00%	10/01/26	1,000	1,064,540

Series 2009 B, Aviation RB (INS–AGC)(c)	5.00%	10/01/29	1,000	1,042,820

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS–NATL)(a)(b)(c)	4.55%	08/01/13	500	524,845

Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(c)	5.00%	10/01/24	1,500	1,641,015

Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(c)	5.13%	10/01/25	1,525	1,670,226

Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(c)	5.50%	10/01/20	1,500	1,768,575

Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,176,585

Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS–AMBAC)(c)	5.00%	10/01/12	1,095	1,144,625

Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	887,280

Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS–AGC)(c)	6.25%	09/01/27	500	545,310

				74,538,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–2.99%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	4.13%	11/01/19	$970	$1,058,260

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/17	1,500	1,734,645

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/20	1,500	1,701,045

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/21	1,500	1,676,970

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.25%	11/01/27	2,000	2,255,860

Burke (County of) Development Authority (Georgia Power Co.–Plant Vogtle); Fourth Series 1995, PCR(a)(b)	3.75%	01/12/12	1,000	1,011,510

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	1,500	1,572,315

Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,708,175

Series 2009 A, RAC	4.50%	06/15/21	2,500	2,683,150

Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB	4.00%	11/15/16	2,460	2,682,310

Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	2,905,080

Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,378,663

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,068,280

Series 2008 A, RAC	5.25%	08/01/23	1,000	1,048,050

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(c)	5.25%	07/01/29	2,000	2,066,620

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	678,980

Series 2009, RAC	5.00%	08/01/24	1,260	1,340,338

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(c)	3.50%	08/01/20	2,000	2,031,420

Series 2010, RAC (INS–AGM)(c)	5.00%	08/01/21	1,500	1,675,035

Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,507,350

South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS–SGI)(c)	5.00%	08/01/20	1,385	1,559,413

Series 2007, RB (INS–SGI)(c)	5.00%	08/01/21	1,490	1,658,221

Series 2007, RB (INS–SGI)(c)	5.00%	08/01/22	605	664,502

Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	754,403

				40,420,595

Guam–0.12%
Guam (Government of) (Section 30);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	496,877

Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,000	1,083,770

				1,580,647

Idaho–0.75%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,179,840

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	556,640

Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	505	522,362

Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,295	1,348,911

University of Idaho Regents;
Series 2007 B, RB (INS–AGM)(a)(b)(c)	4.50%	04/01/18	1,760	1,955,817

Series 2011, Ref. RB(a)(b)	5.25%	04/01/21	4,000	4,621,320

				10,184,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–6.43%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/23	$1,260	$1,377,898

Chicago (City of) (Chicago O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS–AGM)(c)	5.00%	01/01/16	1,400	1,586,228

Series 2010 C, General Airport Third Lien RB (INS–AGC)(c)	5.25%	01/01/21	1,025	1,169,945

Chicago (City of) Transit Authority (Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS–AGC)(c)	5.25%	06/01/23	2,500	2,685,875

Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.00%	11/15/17	5,000	5,383,750

Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,309,109

Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,000	5,632,450

Cook County School District No. 144 (Prairie-Hills);
Series 2010 A, Limited Tax GO Bonds (INS–AGM)(c)	4.00%	12/01/16	960	1,042,829

Series 2010 A, Limited Tax GO Bonds (INS–AGM)(c)	4.25%	12/01/20	630	670,572

DeKalb Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(f)	0.00%	01/01/19	1,000	726,230

Series 2010, School Building Unlimited Tax CAB GO Bonds(f)	0.00%	01/01/20	1,000	679,000

Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(c)	4.25%	12/01/21	1,000	1,080,690

Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(c)	4.25%	12/01/22	1,000	1,066,740

Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit);
Series 2001, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.25%	10/01/11	1,790	1,797,142

Series 2002, Unlimited Tax GO Bonds (INS–NATL)(c)	5.25%	10/01/21	1,000	1,016,840

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB(a)(b)	4.38%	07/01/14	830	896,782

Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,333,296

Illinois (State of) Finance Authority (Children’s Memorial Hospital);
Series 2008 A, RB (INS–AGC)(c)	5.25%	08/15/33	665	678,759

Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(g)	0.18%	08/15/25	10,850	10,850,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(d)(g)	0.13%	01/01/16	9,200	9,200,000

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS–AGM)(c)	5.00%	05/15/17	2,000	2,172,480

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(c)	5.25%	03/01/22	1,275	1,402,577

Series 2005, RB (INS–AGM)(c)	5.25%	03/01/23	1,500	1,623,765

Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,000	2,039,920

Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB(a)(b)	3.38%	02/03/14	1,000	1,058,670

Illinois (State of) Student Assistance Commission; Series 2009, Student Loan RB (INS–AGC)(c)	3.15%	05/01/14	2,000	2,005,220

Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/12	2,000	2,029,080

Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/16	1,000	1,117,950

Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/17	800	902,448

Kane & DeKalb Counties Community Unit School District No. 302; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGM)(c)	5.50%	02/01/28	1,500	1,661,460

Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS–NATL)(c)	5.25%	01/01/23	4,000	4,448,360

Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	02/01/23	5,795	6,297,542

Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	4.38%	10/01/21	1,020	1,075,529

Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS–NATL)(c)	5.00%	01/01/19	1,000	1,111,800

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,055,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	$1,000	$1,184,500

Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,694,689

Valley View Community Unit School District No. 365-U; Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,212,693

Will, Grundy, etc. Counties Community College District No. 525 (Joliet Jr. College); Series 2008, Alternative Revenue Source Unlimited Tax GO Bonds	5.75%	06/01/27	1,435	1,583,508

				86,861,836

Indiana–1.07%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,129,320

Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB(a)(b)	5.00%	06/01/14	3,500	3,877,545

Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana Obligated Group); Series 2004 A, Hospital RB	5.38%	03/01/19	1,000	1,047,110

Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(c)	5.25%	01/01/29	1,040	1,118,094

Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS–AGM)(c)	5.13%	01/15/24	2,285	2,559,474

Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–AGC)(c)	5.00%	01/15/22	2,470	2,581,743

Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR(a)(b)	6.25%	06/02/14	1,000	1,113,610

Series 2009 B, Ref. PCR(a)(b)	6.25%	06/02/14	500	556,805

University of Southern Indiana; Series 2009 J, Student Fee RB (INS–AGC)(c)	5.00%	10/01/23	400	438,816

				14,422,517

Iowa–1.81%
Des Moines (City of); Series 2011 A, Unlimited Tax GO Bonds	3.00%	06/01/17	3,050	3,345,393

Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(c)	5.00%	02/15/18	1,000	1,147,400

Series 2005 A, Health Facilities RB (INS–AGC)(c)	5.00%	02/15/19	500	572,825

Series 2009 F, Health Facilities RB(a)(b)	5.00%	08/15/12	1,300	1,351,779

Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	4.00%	12/01/13	1,500	1,567,845

Series 2009 1, RB	5.00%	12/01/15	2,500	2,775,700

Series 2009 1, RB	5.00%	12/01/16	2,525	2,803,861

Series 2009 1, RB	5.25%	12/01/17	2,500	2,788,250

Series 2009 1, RB	5.25%	12/01/18	2,500	2,752,975

Series 2009 2, RB	5.40%	12/01/23	2,500	2,664,975

Series 2009 3, RB	5.00%	12/01/19	2,500	2,693,900

				24,464,903

Kansas–0.43%
Dodge City (City of); Series 2009, Sales Tax RB (INS–AGC)(c)	5.00%	06/01/21	1,000	1,161,950

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,157,770

Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,694,603

Wyandotte County Unified School District No. 500; Series 2001, Unlimited Tax GO Bonds (INS–AGM)(c)	5.50%	09/01/11	1,750	1,750,000

				5,764,323

Kentucky–2.53%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS–AGC)(c)	5.25%	02/01/28	1,030	1,046,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, RB (INS–AGC)(c)	5.75%	12/01/28	$550	$588,274

Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(c)	4.00%	09/01/16	800	890,888

Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/21	5,860	6,749,489

Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/22	4,560	5,161,282

Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/23	1,000	1,115,930

Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,671,045

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,871,700

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,822,800

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(c)	5.00%	10/01/24	2,000	2,206,220

				34,124,108

Louisiana–3.51%
Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS–AGC)(c)	2.75%	11/01/14	600	627,912

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (INS–AGM)(c)	5.25%	01/01/28	1,000	1,060,950

Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,703,100

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS–AGM)(c)	4.00%	04/01/18	1,600	1,770,416

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS–AGC)(c)	3.00%	05/01/14	1,000	1,050,570

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS–AGC)(c)	4.00%	04/01/16	1,435	1,598,030

Series 2009, Ref. RB (INS–AGC)(c)	4.00%	04/01/18	1,555	1,735,349

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,153,820

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(c)	5.00%	10/01/26	1,500	1,591,515

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(c)	5.00%	02/01/29	1,000	1,058,740

Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS–NATL)(c)	5.00%	07/01/14	1,000	1,093,210

Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS–AGC)(c)	5.00%	07/01/22	500	522,450

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS–AGC)(c)	5.75%	07/01/18	795	858,815

Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,598,790

Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,103,910

Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,110,230

Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,120,640

Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS–AMBAC)(c)	5.00%	06/01/18	1,000	1,108,430

Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS–NATL)(c)	4.50%	06/01/21	1,000	1,059,920

Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(c)	5.00%	06/01/16	1,000	1,074,760

Series 2006 B, Assessment RB (INS–AMBAC)(c)	5.25%	06/01/14	1,280	1,364,672

Series 2006 C-3, Assessment RB (INS–AGC)(c)	6.13%	06/01/25	1,550	1,724,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

Monroe (City of) (Economic Development–Garret Rd.);
Series 2008, Ref. & Sales Tax Increment RB (INS–AGC)(c)	5.25%	03/01/22	$1,300	$1,337,414

Series 2008, Ref. & Sales Tax Increment RB (INS–AGC)(c)	5.38%	03/01/24	1,000	1,025,360

New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone CFC RB	5.00%	01/01/16	1,250	1,366,250

Series 2009 A, Gulf Opportunity Zone CFC RB	5.13%	01/01/17	1,730	1,900,024

Series 2009 A, Gulf Opportunity Zone CFC RB	5.25%	01/01/18	1,575	1,734,973

Series 2009 A, Gulf Opportunity Zone CFC RB	5.50%	01/01/19	1,100	1,224,597

Series 2009 A, Gulf Opportunity Zone CFC RB	5.75%	01/01/20	1,890	2,107,199

Series 2009 A, Gulf Opportunity Zone CFC RB	6.00%	01/01/25	1,000	1,075,930

New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS–AGC)(c)	5.00%	01/01/19	500	556,665

Series 2009 A-1, Ref. & Restructuring RB (INS–AGC)(c)	6.00%	01/01/23	1,025	1,185,833

New Orleans (City of); Series 2009, Ref. Sewage Service RB (INS–AGC)(c)	6.25%	06/01/29	1,000	1,078,740

Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	1,200	1,270,080

Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,483,151

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	953,880

Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,027,420

				47,418,197

Maine–0.40%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.00%	12/15/19	750	846,728

Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.00%	12/15/20	870	970,241

Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.50%	12/15/23	950	1,056,856

Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,585,475

				5,459,300

Maryland–0.40%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	272,548

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,101,480

Series 2008, RB (INS–AGC)(c)	5.00%	07/01/20	1,000	1,099,800

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group);
Series 2008 B, RB(a)(b)	5.00%	05/15/13	1,000	1,075,450

Series 2008 B, RB(a)(b)	5.00%	05/15/15	715	809,587

Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,067,080

				5,425,945

Massachusetts–0.73%
Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2009 K-1, RB(a)(b)	5.00%	07/01/13	2,500	2,661,125

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS–AGC)(c)	4.00%	11/15/17	730	798,759

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS–AGC)(c)	5.00%	07/01/23	1,095	1,193,703

Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2008 T-2, RB(a)(b)	4.10%	04/19/12	1,485	1,520,373

Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,610,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Worcester (City of); Series 2009, Limited Tax GO Bonds (INS–AGC)(c)	4.00%	11/01/16	$1,860	$2,108,942

				9,893,092

Michigan–6.09%
Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.50%	05/01/15	755	868,816

Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS–AMBAC)(c)	5.00%	05/01/15	1,110	1,253,423

Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,544,443

Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,680,343

Detroit (City of);
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/14	1,445	1,593,864

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/16	1,000	1,137,060

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/19	1,000	1,132,110

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/20	1,000	1,129,940

Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	3.25%	05/01/15	1,475	1,555,329

Michigan (State of) Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS–AGM)(c)	5.25%	10/15/16	4,315	4,677,676

Series 2009 I, Ref. RB (INS–AGC)(c)	5.00%	10/15/23	7,150	7,881,016

Series 2009 I, Ref. RB (INS–AGC)(c)	5.25%	10/15/24	1,040	1,153,381

Series 2009 II, RB	4.00%	10/15/15	1,000	1,091,510

Series 2009 II, RB	4.00%	10/15/16	1,950	2,125,246

Series 2009 II, RB (INS–AGM)(c)	5.00%	10/15/21	1,180	1,333,884

Series 2009 II, RB (INS–AGM)(c)	5.00%	10/15/22	520	579,847

Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB(a)(b)	2.63%	06/30/14	2,700	2,826,495

Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	563,571

Series 2009, Ref. RB	4.00%	11/15/14	655	689,263

Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,631,850

Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,130,020

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,246,344

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(g)	0.16%	10/15/38	13,600	13,600,000

Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,713,223

Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	333,348

Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	553,230

Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,054,166

Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,086,381

Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,553,980

Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,680,945

Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,093,410

Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,342,630

Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,230,540

Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	1,991,301

Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	05/01/18	1,710	1,890,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Wayne State University;
Series 2007 A, General RB (INS–NATL)(c)	5.00%	11/15/12	$1,190	$1,250,083

Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,262,220

Wyandotte (City of); Series 2009 A, Ref. & Electric System RB (INS–AGC)(c)	5.25%	10/01/28	250	267,308

Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	4.00%	05/01/14	1,985	2,109,340

Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	05/01/18	1,270	1,441,691

				82,279,495

Minnesota–2.21%
Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/13	1,325	1,392,575

Series 2009 B, COP	4.00%	03/01/14	1,360	1,469,521

Series 2009 B, COP	4.00%	03/01/15	1,400	1,545,684

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(c)	5.00%	08/15/19	1,400	1,625,862

Series 1995 B, Health Care RB (INS–AGM)(c)	5.00%	08/15/21	1,350	1,543,442

Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	836,682

Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS–NATL)(c)	5.00%	01/01/19	2,930	3,229,622

Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	149,076

Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,156,740

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	4.00%	02/15/14	1,000	1,064,290

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	4.00%	02/15/20	1,500	1,606,635

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	5.00%	02/15/16	570	647,702

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	5.00%	02/15/21	1,500	1,696,725

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,104,720

Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,113,610

Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,087,840

Series 2009 Six-X, RB	5.00%	04/01/24	500	535,445

Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	855	898,648

Series 2009 B, Residential RB	5.45%	07/01/24	750	800,550

St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	556,705

Series 2010 B, Health Care RB	5.00%	05/01/13	595	632,669

Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,131,430

St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,624,041

Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,363,486

				29,813,700

Mississippi–0.68%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,792,496

Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(c)	5.00%	07/01/24	1,000	1,096,560

Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS–AGM)(c)	5.00%	07/01/19	1,160	1,303,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi–(continued)

Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS–AMBAC)(c)	5.00%	07/01/16	$1,000	$1,129,650

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,165,726

Rankin County School District; Series 2001, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	10/01/11	1,625	1,631,565

				9,119,721

Missouri–1.22%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	519,790

Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,085,720

Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,114,060

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,369,913

Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Pool Program); Series 1999, VRD Lease RB(d)(e)	3.50%	12/01/22	510	510,000

Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,151,520

Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,278,485

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Episcopal-Presbyterian Hospitals);
Series 2011, Health Facilities RB	3.00%	12/01/12	200	204,654

Series 2011, Health Facilities RB	5.00%	12/01/13	200	215,684

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, Health Facilities RB	5.00%	11/15/20	1,000	1,126,180

St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–AGM)(c)	5.00%	07/01/20	1,125	1,207,451

St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS–AGC)(c)	5.00%	07/15/21	1,500	1,640,535

				16,423,992

Montana–0.55%
Gallatin (County of) Airport Authority (Passenger Facility Charges Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,511,205

Helena (City of); Series 2009, COP	5.00%	01/01/29	400	430,316

Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	413,540

Montana (State of) Facility Finance Authority (Master Loan Program–Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP–State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,157,672

Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,064,860

Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,848,025

				7,425,618

Nebraska–0.04%
Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds	5.45%	06/15/22	500	528,145

Nevada–2.31%
Clark (County of) (Bond Bank); Series 2006, Limited Tax GO Bonds (INS–AMBAC)(c)	5.00%	11/01/21	5,235	5,712,275

Clark (County of);
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/22	1,000	1,097,280

Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/23	4,000	4,344,960

Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/24	1,855	1,988,913

Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/25	1,500	1,589,595

Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,235,520

Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS–AGM)(c)	5.00%	06/15/16	5,000	5,454,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–(continued)

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	$4,100	$4,401,637

Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	581,005

Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS–AGM)(c)	5.00%	06/01/15	750	830,445

Series 2004 C, Hospital RB (INS–AGM)(c)	5.00%	06/01/17	1,365	1,535,065

Series 2005 A, Hospital RB (INS–AGM)(c)	5.25%	06/01/17	1,300	1,479,192

				31,249,937

New Hampshire–0.41%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,904,840

Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	557,535

New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	548,945

Series 2011, RB	5.50%	10/01/26	510	536,587

New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	440	465,850

Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	315	329,723

Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,185	1,229,248

				5,572,728

New Jersey–1.97%
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,508,340

Series 2010 A, RB	5.25%	06/01/20	1,295	1,345,518

New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,805	1,945,465

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	724,116

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,777,059

New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,021,650

New Jersey (State of) Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS–AGM)(c)	6.25%	07/01/12	530	530,233

New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,291,940

Series 2009 H, RB	5.00%	01/01/21	2,000	2,262,180

Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS–AGC)(c)	5.00%	12/01/21	1,130	1,257,769

Series 2009 A, City-Secured Police Facility RB (INS–AGC)(c)	5.38%	12/01/26	500	543,660

Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	4,068,200

Paterson (City of); Series 2009, General Improvement Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	06/15/16	200	223,386

Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS–AGC)(c)	4.00%	06/15/12	1,135	1,157,825

Series 2010, Ref. COP (INS–AGC)(c)	4.00%	12/15/12	1,285	1,325,246

Series 2010, Ref. COP (INS–AGC)(c)	4.00%	06/15/15	1,345	1,446,830

Series 2010, Ref. COP (INS–AGC)(c)	4.00%	12/15/15	1,395	1,509,753

South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,653,288

				26,592,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–3.14%
Amherst Development Corp. (UBF Faculty-Student Housing Corp.–Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS–AGM)(c)	4.00%	10/01/16	$1,000	$1,094,780

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	606,446

Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	505,168

Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	413,618

Metropolitan Transportation Authority (Dedicated Tax Fund); Series 2008 B-3b, Ref. RB(a)(b)	0.76%	11/01/13	2,000	2,000,000

Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,050,919

Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,785,724

New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,300,540

Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,178,600

New York (City of); Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	896,063

New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	565,415

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,270,559

New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program); Series 2008 D, RB (INS–AGC)(c)	5.75%	10/01/24	1,000	1,139,370

New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB	5.00%	07/01/14	2,000	2,192,840

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/22	2,635	2,960,502

New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR(a)(b)	3.00%	06/03/13	4,000	4,091,880

New York City Housing Development Corp.;
Series 2009 C-2, MFH RB	3.50%	05/01/13	970	971,406

Series 2009 L-2, MFH RB(a)(b)	2.00%	09/16/13	3,220	3,272,454

Niagara Falls Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(c)	4.00%	10/01/19	1,000	1,079,110

Salina (Town of); Series 2011, Unlimited Tax GO BAN	1.25%	01/20/12	1,000	1,000,580

Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,204,540

Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,466,720

Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	11/15/20	655	749,687

Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	11/15/22	500	554,450

				42,351,371

North Carolina–1.07%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,106,890

Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,944,990

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(g)	0.24%	09/01/27	7,795	7,795,000

North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS–AGC)(c)	6.00%	01/01/19	420	476,272

Oak Island (Town of) (Waste Water); Series 2008 A, Enterprise System RB (INS–NATL)(c)	5.00%	06/01/20	1,065	1,178,390

				14,501,542

Ohio–4.53%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(c)	5.00%	03/01/16	2,675	3,105,220

Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(c)	5.00%	03/01/18	2,010	2,360,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	$1,000	$1,128,860

Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,257,600

Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,239,010

American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,096,382

Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	949,939

Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,510,724

Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,062,157

Series 2007 A-2, Sr. Asset-Backed RB	5.38%	06/01/24	1,595	1,279,222

Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(c)	5.25%	01/01/21	3,980	4,271,097

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/18	2,000	2,194,000

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/19	2,000	2,185,700

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/20	4,000	4,304,480

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/23	2,000	2,073,140

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/27	1,000	1,007,870

Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB(a)(b)	4.00%	08/01/16	2,500	2,743,700

Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	261,063

Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	183,841

Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	258,265

Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,366,270

Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,108,840

Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,116,780

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	6,120	6,621,534

Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,599,744

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB(a)(b)	4.88%	07/15/15	2,525	2,799,922

Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,155,106

				61,240,508

Oklahoma–1.52%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,061,600

Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,222,480

Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,100,240

Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,342,976

Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	357,033

Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	294,333

Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	276,940

Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,380,872

Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	707,245

Series 2009 A, General RB	5.38%	06/01/24	1,750	1,788,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–(continued)

Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	$2,000	$2,197,800

Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,607,650

Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,122,980

				20,460,859

Oregon–0.82%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2009 B, RB(a)(b)	5.00%	07/15/12	1,000	1,036,060

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,147,480

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	550,785

Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,670,633

Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	761,620

Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,186,590

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,074,880

Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,040,300

Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP–Oregon School Bond Guaranty)(f)	0.00%	06/15/23	2,500	1,562,475

				11,030,823

Pennsylvania–5.31%
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	911,800

Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	561,985

Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	608,172

Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,072,380

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(d)(g)	0.17%	07/01/38	9,140	9,140,000

Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB(a)(b)	5.00%	06/01/12	1,000	1,029,950

Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	493,615

Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,436,590

Series 2009, RB	5.00%	08/01/17	1,000	1,188,150

Series 2009, RB	5.00%	08/01/21	775	894,683

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,100	1,189,683

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,699,300

Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS–AGC)(c)	6.00%	06/01/23	500	578,180

Series 2009 B, Sub. RB	5.00%	06/01/21	3,500	3,865,750

Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,708,050

Series 2011 A, RB	5.00%	12/01/22	1,500	1,764,510

Series 2011 A, RB	5.00%	12/01/23	1,500	1,750,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Philadelphia (City of);
Series 2008 B, Limited Tax GO Bonds (INS–AGC)(c)	5.75%	07/15/17	$1,000	$1,143,050

Series 2008 B, Limited Tax GO Bonds (INS–AGC)(c)	6.00%	07/15/18	1,000	1,139,430

Series 2008 B, Limited Tax GO Bonds (INS–AGC)(c)	6.25%	07/15/23	2,000	2,216,340

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	4.50%	08/01/20	2,000	2,155,560

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/21	2,500	2,785,700

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/22	5,000	5,496,150

Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(c)	5.00%	06/15/19	1,000	1,161,690

Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,104,220

Pittsburgh (City of) Water & Sewer Authority; Series 2008 C-1D, Ref. Sub. RB (INS–AGC)(a)(b)(c)	2.63%	09/01/12	1,000	1,013,170

Pittsburgh School District; Series 2009 A, Limited Tax GO Bonds (INS–AGC)(c)	4.00%	09/01/19	3,105	3,391,809

Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(c)	5.63%	11/01/23	1,500	1,686,960

South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS–AGC)(c)	6.00%	07/01/26	500	555,675

St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,558,433

Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,993,452

University of Pittsburgh–Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB(a)(b)	5.50%	09/15/13	1,000	1,093,380

Series 2005 A, RB(a)(b)	5.50%	09/15/13	1,000	1,093,380

West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS–AGM)(c)	5.50%	04/01/24	500	568,050

York (City of) Sewer Authority;
Series 2010, Gtd. Sewer RB (INS–AGC)(c)	5.00%	12/01/22	750	827,580

Series 2010, Gtd. Sewer RB (INS–AGC)(c)	5.00%	12/01/23	1,620	1,783,361

				71,660,733

Puerto Rico–0.38%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 K, Ref. Gtd. Government Facilities RB (INS–AGM)(c)	5.25%	07/01/27	1,200	1,240,764

Puerto Rico Sales Tax Financing Corp.;
First Series 2009 A, RB	5.00%	08/01/19	3,000	3,417,900

First Series 2010 A, RB	3.38%	08/01/16	500	527,850

				5,186,514

Rhode Island–0.91%
North Providence (Town of); Series 2010, Deficit Unlimited Tax GO Bonds (INS–AGM)(c)	3.00%	07/15/12	1,835	1,850,084

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,273,545

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS–AGM)(c)	5.00%	05/15/15	1,000	1,120,720

Series 2009 A, Hospital Financing RB (INS–AGC)(c)	6.13%	05/15/27	500	557,365

Rhode Island Health & Educational Building Corp. (Public Schools Financing Program–City of Woonsocket);
Series 2009 E, RB (INS–AGC)(c)	5.00%	05/15/19	2,145	2,375,823

Series 2009 E, RB (INS–AGC)(c)	5.00%	05/15/20	1,000	1,089,840

Series 2009 E, RB (INS–AGC)(c)	5.00%	05/15/22	2,535	2,721,880

Rhode Island Health & Educational Building Corp. (University of Rhode Island–Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(c)	5.25%	09/15/29	1,265	1,357,927

				12,347,184

South Carolina–1.77%
Oconee (County of) (Duke Energy Carolinas LLC); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,077,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	$2,225	$2,538,947

Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,287,380

Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(c)	4.00%	01/01/13	2,210	2,312,500

Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(c)	4.00%	01/01/15	2,405	2,649,685

South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	880	972,259

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/13	790	834,335

Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,109,810

Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,284,381

Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,133,270

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS–AGM)(c)	4.00%	08/01/17	1,500	1,606,710

Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	539,290

South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (INS–AMBAC)(c)	5.25%	10/01/22	1,390	1,522,008

Spartanburg (County of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS–AGC)(c)	4.00%	03/01/16	1,110	1,238,982

Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS–AGC)(c)	4.50%	04/15/27	1,735	1,738,366

Series 2008 D, Ref. Hospital RB (INS–AGC)(c)	5.25%	04/15/20	1,000	1,117,630

				23,962,813

South Dakota–0.67%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,367,215

Series 2009, Water RB	5.00%	11/01/24	1,620	1,826,178

Series 2009, Water RB	5.00%	11/01/25	1,650	1,841,169

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,103,010

South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	569,840

Series 2009, RB	5.00%	11/01/17	430	491,675

Series 2009, RB	5.00%	11/01/24	1,000	1,068,820

Series 2009, RB	5.25%	11/01/29	500	522,580

South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	5.10%	05/01/18	250	273,650

				9,064,137

Tennessee–0.84%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS–AGM)(c)	4.50%	10/01/16	2,500	2,800,625

Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,069,600

Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,421,639

Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,717,775

Shelby (County of) Health, Educational & Housing Facility Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	578,670

Series 2004 A, RB	5.00%	09/01/19	500	575,260

Shelby (County of) Health, Educational & Housing Facility Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(c)	5.00%	09/01/17	1,000	1,154,030

				11,317,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–9.42%
Austin (City of); Series 2001, Limited Tax GO Ctfs.	5.00%	09/01/11	$1,900	$1,900,000

Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	02/15/24	1,500	1,671,405

Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,463,233

Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,834,400

Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,780,150

Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,748,200

Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,712,500

Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,289,046

Dallas & Fort Worth (Cities of) (Dallas/Fort Worth International Airport); Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,633,185

Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.00%	02/15/19	1,200	1,301,448

Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.15%	02/15/21	3,000	3,221,640

Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,185,280

Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,932,186

Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,273,100

Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,132,710

Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,756,400

Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	795,120

Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,881,057

Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	582,437

Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(c)	5.00%	05/15/23	1,500	1,632,765

Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB(a)(b)	5.00%	06/01/12	1,630	1,686,088

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,265,440

Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,985,242

Harrison County Health Facilities Development Corp. (Good Shepherd Health System); Series 2010, Hospital RB	3.00%	07/01/12	750	748,875

Houston (City of) (Convention & Entertainment Facilities Department);
Series 2001 A, Ref. Hotel Occupancy Tax & Special RB (INS–AMBAC)(c)	5.50%	09/01/11	2,500	2,500,000

Series 2001 B, Hotel Occupancy Tax & Special RB (INS–AMBAC)(c)	5.25%	09/01/11	2,360	2,360,000

Series 2001 B, Hotel Occupancy Tax & Special RB (INS–AMBAC)(c)	5.50%	09/01/11	1,600	1,600,000

Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/13	1,000	1,080,670

Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	827,874

Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,130,940

Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	370,734

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	289,883

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	397,929

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	588,185

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	291,590

La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	380,589

Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS–AGC)(c)	5.00%	10/01/27	1,230	1,322,053

Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	08/01/16	390	427,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Love Field Airport Modernization Corp. (Southwest Airlines Co.–Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	$500	$471,530

Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS–AGM)(c)	5.88%	05/15/14	415	416,822

Series 2009, Ref. RB(a)(i)	5.25%	05/15/19	10	12,403

Series 2009, Ref. RB	5.25%	05/15/29	490	527,382

Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB(a)(b)	3.05%	10/16/12	955	974,358

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/13	1,675	1,708,182

Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,301,788

Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,955,662

Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,571,912

Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,166,717

Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	566,630

Mansfield Independent School District; Series 1996, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(d)	1.50%	08/15/21	2,300	2,300,000

Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR(a)(b)	1.13%	06/01/12	1,000	1,001,820

Midtown Redevelopment Authority; Series 2011, Ref. Tax Increment Contract RB	3.00%	01/01/13	500	510,060

North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(c)	5.00%	12/15/24	2,000	2,203,080

North Texas Municipal Water District; Series 2001, Water System RB (INS–NATL)(c)	5.00%	09/01/11	1,040	1,040,000

North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,241,280

Series 2008 E-3, Ref. First Tier System RB(a)(b)	5.75%	01/01/16	2,410	2,784,900

Series 2008 H-2, Ref. First Tier System RB(a)(b)	5.00%	01/01/13	3,380	3,571,342

Series 2008 L-2, Ref. First Tier System RB(a)(b)	6.00%	01/01/13	1,045	1,113,939

Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,570,331

Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	02/15/26	1,000	1,108,760

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(c)	5.00%	02/15/24	500	553,640

San Antonio (City of);
Series 1994 A, Ref. Electric & Gas Systems RB(i)	5.00%	02/01/12	35	35,709

Series 1994 A, Ref. Electric & Gas Systems RB	5.00%	02/01/12	2,340	2,387,104

San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS–AGM)(c)	4.50%	10/01/27	1,000	1,006,370

Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(c)	3.75%	09/01/14	1,000	1,063,490

Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/13	500	536,110

Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/22	595	640,964

Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/24	1,280	1,361,664

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,856,909

Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,092,680

Series 2010 A, Hospital RB	5.00%	12/01/15	525	606,464

Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,443,812

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,587,990

Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS–NATL)(c)	5.00%	02/01/24	4,240	4,638,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	$1,160	$1,221,178

Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	922,050

Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,487,592

Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	462,807

West Harris County Regional Water Authority;
Series 2005, Water System RB (INS–AGM)(c)	5.00%	12/15/17	1,000	1,113,420

Series 2009, Water System RB	5.00%	12/15/16	1,000	1,167,980

				127,285,058

Utah–0.36%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,063,645

Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	741,563

Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,521,329

Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	559,735

				4,886,272

Vermont–0.08%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Heath Care); Series 2004 B, Hospital RB (INS–AGM)(c)	5.00%	12/01/22	1,000	1,077,090

Virgin Islands–0.95%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes–Diageo United States Virgin Islands, Inc.); Series 2009 A, Sub. Special Limited Obligation RB	6.75%	10/01/19	1,500	1,660,935

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	1,946,719

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,095,840

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,102,150

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,102,540

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,092,700

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	501,130

Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/15	500	547,920

Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/16	345	380,242

Series 2010 B, Sub. Lien Working Capital RB	5.00%	10/01/25	750	748,312

Series 2010 B, Sub. Lien Working Capital RB	5.25%	10/01/29	570	567,013

Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,044,390

Series 2010 B, Electric System RB (INS–AGM)(c)	5.00%	07/01/22	1,000	1,085,370

				12,875,261

Virginia–0.66%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	551,085

Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,185,261

Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,272,750

Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,352,262

Virginia (State of) Resources Authority (Clean Water State Revolving Fund); Series 2008, Sub. RB	5.00%	10/01/29	1,315	1,446,855

York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR(a)(b)	4.05%	05/01/14	2,000	2,130,200

				8,938,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–1.65%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	$500	$529,685

Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	313,935

Cowlitz (County of) (Cowlitz Sewer Operating Board–Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(c)	5.50%	11/01/19	2,500	2,827,900

King (County of) Housing Authority (Young Women’s Christian Association Family Village at Issaquah–Phase II); Series 2009, RB	2.40%	01/01/13	1,450	1,455,365

Snohomish (County of);
Series 2001, Limited Tax GO Bonds(i)	5.25%	12/01/11	2,385	2,415,504

Series 2001, Limited Tax GO Bonds(i)	5.25%	12/01/11	300	303,702

Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP–FHA)	5.25%	08/01/23	985	1,049,833

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS–AGC)(c)	5.75%	08/15/29	450	488,354

Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,190,564

Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,393,760

Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	3,001,342

Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,258,419

Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,032,974

				22,261,337

West Virginia–0.17%
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,058,990

West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS–AGM)(c)	5.38%	06/01/28	1,200	1,275,312

				2,334,302

Wisconsin–1.23%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS–AGC)(c)	4.25%	10/01/15	1,510	1,686,579

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(a)(b)	4.75%	08/15/14	1,000	1,088,450

Series 2009 B, RB(a)(b)	5.13%	08/15/16	2,130	2,437,444

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,236,357

Series 2009 C, RB	5.00%	04/01/19	750	857,603

Series 2009 C, RB	5.00%	04/01/20	750	845,085

Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,092,827

Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	958,443

Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,225,282

Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,254,428

Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS–AMBAC)(c)	5.00%	12/15/16	855	936,755

Wisconsin (State of); Series 1993 2, Ref. Unlimited Tax GO Bonds	5.13%	11/01/11	2,000	2,016,640

				16,635,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–0.78%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	3.00%	12/01/12	$1,000	$1,025,320

Series 2009, RB	4.00%	12/01/15	1,285	1,391,964

Series 2009, RB	5.00%	12/01/17	1,170	1,312,459

Series 2009, RB	5.00%	12/01/18	545	602,132

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(d)(g)	0.15%	01/01/18	3,780	3,780,000

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,293,876

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,092,270

				10,498,021

TOTAL INVESTMENTS(j)(k)–98.38% (Cost $1,254,026,938)				1,328,940,634

OTHER ASSETS LESS LIABILITIES–1.62%				21,866,001

NET ASSETS–100.00%				$1,350,806,635

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $1,260,000, which represented 0.09% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security subject to crossover refunding.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	14.4%

Assured Guaranty Municipal Corp.	13.0

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition

By credit sector, based on Net Assets
as of August 31, 2011

Revenue Bonds	80.2%

General Obligation Bonds	12.4

Pre-Refunded Bonds	0.5

Other	6.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Invesco Tax-Free Intermediate Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,254,026,938)	$1,328,940,634

Cash	8,169

Receivable for:
Investments sold	9,340,000

Fund shares sold	2,620,782

Interest	14,227,267

Investment for trustee deferred compensation and retirement plans	53,974

Other assets	98,636

Total assets	1,355,289,462

Liabilities:
Payable for:
Investments purchased	1,421,704

Fund shares reacquired	966,393

Dividends	1,460,330

Accrued fees to affiliates	428,382

Accrued other operating expenses	83,511

Trustee deferred compensation and retirement plans	122,507

Total liabilities	4,482,827

Net assets applicable to shares outstanding	$1,350,806,635

Net assets consist of:
Shares of beneficial interest	$1,270,570,973

Undistributed net investment income	7,601,073

Undistributed net realized gain (loss)	(2,279,107)

Unrealized appreciation	74,913,696

$1,350,806,635

Net Assets:
Class A	$1,000,187,813

Class A2	$105,912,776

Class Y	$229,954,177

Institutional Class	$14,751,869

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	86,677,490

Class A2	9,175,075

Class Y	19,938,062

Institutional Class	1,279,260

Class A
Net asset value and offering price per share	$11.54

Maximum offering price per share (Net asset value of $11.54 divided by 97.50%)	$11.84

Class A2
Net asset value and offering price per share	$11.54

Maximum offering price per share (Net asset value of $11.54 divided by 99.00%)	$11.66

Class Y:
Net asset value and offering price per share	$11.53

Institutional Class:
Net asset value and offering price per share	$11.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Invesco Tax-Free Intermediate Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$24,869,454

Expenses:
Advisory fees	1,660,361

Administrative services fees	162,663

Custodian fees	37,728

Distribution fees — Class A	1,245,853

Transfer agent fees — A, A2 and Y	190,922

Transfer agent fees — Institutional	4,902

Trustees’ and officers’ fees and benefits	29,033

Other	200,072

Total expenses	3,531,534

Less: Expenses reimbursed and expense offset arrangement(s)	(288)

Net expenses	3,531,246

Net investment income	21,338,208

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(610,503)

Change in net unrealized appreciation of investment securities	47,887,300

Net realized and unrealized gain	47,276,797

Net increase in net assets resulting from operations	$68,615,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Invesco Tax-Free Intermediate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$21,338,208	$52,634,509

Net realized gain (loss)	(610,503)	(1,202,954)

Change in net unrealized appreciation (depreciation)	47,887,300	(18,923,733)

Net increase in net assets resulting from operations	68,615,005	32,507,822

Distributions to shareholders from net investment income:
Class A	(16,737,260)	(36,428,800)

Class A2	(1,771,378)	(3,078,278)

Class Y	(3,193,201)	(4,820,679)

Institutional Class	(209,280)	(180,861)

Total distributions from net investment income	(21,911,119)	(44,508,618)

Share transactions–net:
Class A	(69,953,626)	(509,805,901)

Class A2	5,319,876	(11,559,102)

Class Y	91,731,583	26,196,482

Institutional Class	6,933,069	(467,981)

Net increase (decrease) in net assets resulting from share transactions	34,030,902	(495,636,502)

Net increase (decrease) in net assets	80,734,788	(507,637,298)

Net assets:
Beginning of period	1,270,071,847	1,777,709,145

End of period (includes undistributed net investment income of $7,601,073 and $8,173,984, respectively)	$1,350,806,635	$1,270,071,847

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Free Intermediate Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is federal tax-exempt current income.
  The Fund currently consists of four different classes of shares: Class A, Class A2, Class Y and Institutional Class.
  As of the close of business on October 30, 2002, Class A2 shares are closed to new investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

32        Invesco Tax-Free Intermediate Fund

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

33        Invesco Tax-Free Intermediate Fund

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.30%

Over $500 million up to and including $1 billion	0.25%

Over $1 billion	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $147.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (collectively the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $165,571 and $372 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $52,592 in CDSC were imposed upon Class A share redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

34        Invesco Tax-Free Intermediate Fund

  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,328,940,634	$—	$1,328,940,634

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2011, the Fund engaged in securities purchases of $536,612.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $141.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $2,320 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$176,146

February 28, 2018	195,867

Total capital loss carryforward	$372,013

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

35        Invesco Tax-Free Intermediate Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $59,764,828 and $96,165,265, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$75,278,110

Aggregate unrealized (depreciation) of investment securities	(364,414)

Net unrealized appreciation of investment securities	$74,913,696

Cost of investments is the same for tax and financial statement purposes.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	11,464,959	$129,661,500	29,111,924	$327,753,888

Class A2	930,912	10,690,502	933,334	10,515,835

Class Y	10,792,148	122,344,339	16,259,700	182,567,330

Institutional Class	794,464	8,962,939	906,922	10,145,242

Issued as reinvestment of dividends:
Class A	1,026,835	11,639,103	2,550,373	28,730,987

Class A2	78,700	892,382	153,113	1,724,713

Class Y	132,596	1,506,055	252,987	2,860,122

Institutional Class	12,480	141,860	12,689	142,757

Reacquired:
Class A	(18,794,495)	(211,254,229)	(77,420,993)	(866,290,776)

Class A2	(555,579)	(6,263,008)	(2,130,556)	(23,799,650)

Class Y	(2,854,196)	(32,118,811)	(14,249,554)	(159,230,970)

Institutional Class	(193,320)	(2,171,730)	(968,656)	(10,755,980)

Net increase (decrease) in share activity	2,835,504	$34,030,902	(44,588,717)	$(495,636,502)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and, in the aggregate, own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36        Invesco Tax-Free Intermediate Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/11	$11.12	$0.19	(c)	$0.42	$0.61	$(0.19)	$—	$(0.19)	$11.54	5.54%	$1,000,188	0.61	%(d)	0.61	%(d)	3.27	%(d)	5%
Year ended 02/28/11	11.19	0.36	(c)	(0.13)	0.23	(0.30)	—	(0.30)	11.12	2.10	1,033,795	0.60		0.60		3.20		18
Eleven months ended 02/28/10	10.72	0.33	(c)	0.49	0.82	(0.35)	—	(0.35)	11.19	7.80	1,552,931	0.63	(e)	0.63	(e)	3.23	(e)	8
Year ended 03/31/09	10.70	0.46	(c)	(0.02)	0.44	(0.41)	(0.01)	(0.42)	10.72	4.18	224,508	0.69		0.69		4.32		22
Year ended 03/31/08	10.76	0.43	(c)	0.02	0.45	(0.43)	(0.08)	(0.51)	10.70	4.24	37,865	0.73		0.73		3.93		19
Year ended 03/31/07	10.92	0.46		(0.12)	0.34	(0.45)	(0.05)	(0.50)	10.76	3.23	38,156	0.75		0.75		3.99		11

Class A2
Six months ended 08/31/11	11.12	0.20	(c)	0.42	0.62	(0.20)	—	(0.20)	11.54	5.67	105,913	0.36	(d)	0.36	(d)	3.52	(d)	5
Year ended 02/28/11	11.20	0.39	(c)	(0.14)	0.25	(0.33)	—	(0.33)	11.12	2.26	96,998	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	(c)	0.51	0.86	(0.38)	—	(0.38)	11.20	8.14	109,342	0.38	(e)	0.38	(e)	3.48	(e)	8
Year ended 03/31/09	10.70	0.48	(c)	(0.02)	0.46	(0.43)	(0.01)	(0.44)	10.72	4.44	116,422	0.44		0.44		4.57		22
Year ended 03/31/08	10.76	0.45	(c)	0.02	0.47	(0.45)	(0.08)	(0.53)	10.70	4.50	167,381	0.48		0.48		4.18		19
Year ended 03/31/07	10.92	0.46		(0.09)	0.37	(0.48)	(0.05)	(0.53)	10.76	3.49	145,563	0.50		0.50		4.24		11

Class Y
Six months ended 08/31/11	11.11	0.20	(c)	0.42	0.62	(0.20)	—	(0.20)	11.53	5.67	229,954	0.36	(d)	0.36	(d)	3.52	(d)	5
Year ended 02/28/11	11.19	0.39	(c)	(0.14)	0.25	(0.33)	—	(0.33)	11.11	2.26	131,884	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	(c)	0.50	0.85	(0.38)	—	(0.38)	11.19	8.05	107,447	0.38	(e)	0.38	(e)	3.48	(e)	8
Year ended 03/31/09(f)	10.42	0.24	(c)	0.28	0.52	(0.21)	(0.01)	(0.22)	10.72	5.01	29,834	0.45	(e)	0.45	(e)	4.56	(e)	22

Institutional Class
Six months ended 08/31/11	11.11	0.20	(c)	0.42	0.62	(0.20)	—	(0.20)	11.53	5.65	14,752	0.41	(d)	0.41	(d)	3.47	(d)	5
Year ended 02/28/11	11.18	0.39	(c)	(0.13)	0.26	(0.33)	—	(0.33)	11.11	2.36	7,395	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.70	0.35	(c)	0.51	0.86	(0.38)	—	(0.38)	11.18	8.14	7,990	0.37	(e)	0.37	(e)	3.49	(e)	8
Year ended 03/31/09	10.69	0.48	(c)	(0.03)	0.45	(0.43)	(0.01)	(0.44)	10.70	4.28	2,344	0.50		0.50		4.51		22
Year ended 03/31/08	10.75	0.45	(c)	0.02	0.47	(0.45)	(0.08)	(0.53)	10.69	4.46	879	0.53		0.53		4.13		19
Year ended 03/31/07	10.92	0.46		(0.10)	0.36	(0.48)	(0.05)	(0.53)	10.75	3.43	3,215	0.52		0.52		4.22		11

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $991,266, $97,682, $175,712 and $11,677 for Class A, Class A2, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008 for Class Y shares.

37        Invesco Tax-Free Intermediate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$1,055.40	$3.15	$1,022.07	$3.10	0.61%

A2	1,000.00	1,056.70	1.86	1,023.33	1.83	0.36

Y	1,000.00	1,056.70	1.86	1,023.33	1.83	0.36

Institutional	1,000.00	1,056.50	2.12	1,023.08	2.08	0.41

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

38        Invesco Tax-Free Intermediate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Tax-Free Intermediate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

39        Invesco Tax-Free Intermediate Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A2 shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

40        Invesco Tax-Free Intermediate Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

TFI-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen High Yield Municipal Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: ACTHX ▪ B: ACTGX ▪ C: ACTFX ▪ Y: ACTDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
44	Financial Statements
46	Notes to Financial Statements
53	Financial Highlights
54	Fund Expenses
55	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.32%

Class B Shares	7.42

Class C Shares	6.94

Class Y Shares	7.33

Barclays Capital High Yield Municipal Bond Index ▼ (Broad Market Index)	6.90

Custom IVK High Yield Municipal Index ▪ (Style-Specific Index)	6.70

▼Invesco, Barclays Capital; ▪ Invesco, Lipper Inc., Barclays Capital
The Barclays Capital High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade bonds.
     The Custom IVK High Yield Municipal Index, created by Invesco to serve as a benchmark for Invesco Van Kampen High Yield Municipal Fund, is composed of the following indexes: Barclays Capital High Yield Municipal Bond Index (60%) and Barclays Capital Municipal Bond Index (40%).
     The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

Inception (1/2/86)	5.70%	5.69%	5.80%

10 Years	3.89	3.88	4.14

5 Years	1.30	1.29	1.90

1 Year	-3.37	-3.38	-0.23

Class B Shares

Inception (7/20/92)	5.06%	5.05%	5.17%

10 Years	3.77	3.76	3.97

5 Years	1.28	1.27	1.81

1 Year	-3.75	-3.75	-0.55

Class C Shares

Inception (12/10/93)	4.32%	4.32%	4.46%

10 Years	3.62	3.61	3.83

5 Years	1.50	1.50	1.99

1 Year	-0.29	-0.29	1.62

Class Y Shares

Inception (3/1/06)	3.03%	3.02%	3.43%

5 Years	2.54	2.53	3.01

1 Year	1.59	1.58	3.18

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

Inception (1/2/86)	5.63%	5.62%	5.74%

10 Years	3.90	3.89	4.16

5 Years	1.26	1.25	1.88

1 Year	-2.00	-2.00	0.72

Class B Shares

Inception (7/20/92)	4.95%	4.95%	5.09%

10 Years	3.76	3.76	3.98

5 Years	1.21	1.20	1.76

1 Year	-2.45	-2.46	0.30

Class C Shares

Inception (12/10/93)	4.21%	4.21%	4.37%

10 Years	3.62	3.62	3.84

5 Years	1.46	1.45	1.97

1 Year	1.19	1.18	2.62

Class Y Shares

Inception (3/1/06)	2.63%	2.62%	3.10%

5 Years	2.51	2.51	3.00

1 Year	3.19	3.19	4.29

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.90%, 1.45%, 1.65% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year.
The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax- deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco Van Kampen High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen High Yield Municipal Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–107.89%
Alabama–0.72%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$5,500	$5,432,185

Huntsville (City of)–Redstone Village Special Care Facilities Financing Authority (Redstone Village);
Series 2002 A, RB(a)(b)	8.13%	12/01/12	4,000	4,427,360

Series 2002 A, RB(a)(b)	8.25%	12/01/12	7,750	8,589,557

Series 2007, RB	5.50%	01/01/28	1,000	811,710

Series 2007, Retirement Facilities RB	5.50%	01/01/43	13,170	9,626,348

Series 2008 A, RB	6.88%	01/01/43	4,470	3,978,926

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	—

Valley (City of) Lanier Memorial Hospital Special Care Facilities Financing Authority (Lanier Memorial Hospital); Series 1997 A, RB	5.65%	11/01/22	1,750	1,535,520

				34,401,606

Alaska–0.40%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS–AMBAC)(d)(e)	5.25%	12/01/26	3,690	3,468,268

Alaska (State of) Industrial Development & Export Authority (Upper Lynn Canal Regional Power Supply System);
Series 1997, Power RB(d)	5.80%	01/01/18	830	817,210

Series 1997, Power RB(d)	5.88%	01/01/32	2,945	2,645,729

Juneau (City & Borough of) (St. Ann’s Care Center); Series 1999, Nonrecourse RB	6.88%	12/01/25	12,020	11,678,872

Northern Tobacco Securitization Corp.; Series 2006 C, Second Sub. Asset-Backed CAB RB(f)	0.00%	06/01/46	20,860	511,696

				19,121,775

Arizona–4.59%
Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Hospital RB	7.25%	12/01/19	6,850	6,720,261

Series 2001 A, Hospital RB	7.63%	12/01/29	11,750	11,178,715

Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	2,873,370

Cochise (County of) Industrial Development Authority (Sierra Vista Community Hospital); Series 1996 A, RB	6.75%	12/01/26	5,085	5,085,254

Cochise (County of) Industrial Development Authority (Sierra Vista Regional Health Center); Series 2001, Hospital RB	7.75%	12/01/30	2,555	2,608,221

Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona);
Series 2003, RB(a)(b)	7.50%	03/01/13	6,515	7,332,632

Series 2007, Ref. IDR	5.70%	07/01/42	13,830	11,172,151

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR(b)(g)	6.00%	05/01/14	9,775	10,760,711

Maricopa (County of) Pollution Control Corp. (El Paso Electric Co.); Series 2009 A, RB	7.25%	02/01/40	2,000	2,257,400

Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, RB	6.38%	08/15/29	9,700	8,997,623

Series 1999 A, RB	6.50%	08/15/31	3,500	3,281,110

Phoenix (City of) Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/22	3,500	3,836,525

Series 2008 A, Sr. Lien Airport RB(h)	5.00%	7/01/24	5,000	5,368,750

Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/26	5,000	5,297,650

Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/27	8,935	9,907,217

Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/28	6,785	7,479,173

Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/29	5,500	6,023,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facilities RB	5.80%	12/01/36	$4,385	$3,364,128

Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	2,525	2,181,196

Series 2006, Education Facility RB	6.38%	06/01/36	3,840	3,124,070

Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	12,000	11,261,280

Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,348,954

Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,418,790

Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB(d)(i)	5.60%	12/01/22	2,000	1,791,400

Series 2006, Water & Wastewater RB(d)(i)	5.75%	12/01/32	7,120	6,028,718

Series 2007, Water & Wastewater RB(d)	6.55%	12/01/37	1,000	902,040

Series 2008, Water & Wastewater RB(d)	7.50%	12/01/38	10,000	10,053,600

Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,257,289

Series 2005, Education Facility RB	6.75%	11/01/33	2,865	1,950,693

Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	1,590	1,438,568

Series 2006, Education Facility RB	6.75%	04/01/36	2,805	2,453,113

Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB(j)	7.00%	09/01/35	5,092	2,545,542

Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education Facility RB	7.00%	09/01/37	3,358	3,159,878

Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Educational Facility RB	7.50%	02/01/34	4,300	3,457,286

Quechan Indian Tribe of Fort Yuma (Indian Reservation California and Governmental Projects); Series 2008, RB	7.00%	12/01/27	5,310	4,951,097

Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/12	1,575	1,537,924

Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(i)	7.13%	07/01/27	2,609	2,545,210

Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	496	448,944

Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds(a)(b)(i)	6.25%	07/15/14	1,000	1,157,810

Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2000 A, Housing RB(d)	6.50%	07/01/31	4,660	2,516,540

University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	11,480	10,112,617

Series 2009, Hospital RB	6.25%	07/01/29	1,150	1,202,705

Series 2009, Hospital RB	6.50%	07/01/39	1,600	1,657,328

Verrado Community Facilities District No. 1;
Series 2003, Unlimited Tax GO Bonds	6.50%	07/15/27	7,600	7,148,484

Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	4,714,492

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	$4,000	$4,100,000

Yavapai (County of) Industrial Development Authority (Yavapai Regional Medical Center); Series 2003 A, Hospital Facilities RB	6.00%	08/01/33	4,000	4,006,920

				219,016,594

California–9.13%
Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax Bonds (LOC–American Express Co.)(k)	6.50%	09/01/33	6,975	7,012,595

Alameda (County of) Corridor Transportation Authority; Series 2004 A, Sub. Lien CAB RB (INS–AMBAC)(e)(f)	0.00%	10/01/24	3,190	2,756,894

Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,481,397

Series 2010 B, RB	6.63%	01/01/17	2,000	2,000,840

Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(e)(h)	5.00%	09/15/32	14,990	15,410,170

Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(h)	5.13%	04/01/39	22,295	23,323,914

Beaumont (City of) Financing Authority;
Series 2003 A, Local Agency RB(a)(b)	7.00%	09/01/13	4,935	5,668,983

Series 2004 D, Special Tax Local Agency RB	5.80%	09/01/35	2,875	2,674,871

Blythe (City of) Redevelopment Agency (Redevelopment Project No. 1); Series 2004, Tax Allocation Bonds	5.75%	05/01/34	4,000	3,399,400

California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 Sub. Series D, CAB RB(f)	0.00%	06/01/55	20,000	107,400

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	884,180

California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(i)	6.13%	07/01/38	2,860	2,549,147

Series 2008 B, Educational Facility RB(i)	6.13%	07/01/43	2,000	1,761,720

Series 2008 B, Educational Facility RB(i)	6.13%	07/01/48	3,840	3,343,718

California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(i)	6.00%	07/01/38	670	587,134

Series 2008 A, Educational Facility RB(i)	6.13%	07/01/48	2,415	2,102,885

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,016,260

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	6,500	5,515,185

Series 2011, RB	7.25%	11/01/31	1,500	1,583,130

Series 2011, RB	7.50%	11/01/41	5,500	5,803,325

California (State of) Statewide Communities Development Authority (CHF–Irvine-LLC-UCI East Campus); Series 2008, RB	6.00%	05/15/40	5,000	4,853,050

California (State of) Statewide Communities Development Authority (Elder Care Alliance); Series 2002 A, RB(a)(b)	8.00%	11/15/12	4,000	4,434,920

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(i)	5.13%	04/01/37	5,000	4,115,750

California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,220	2,532,659

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	3,100	3,093,676

Series 2007, RB	5.63%	06/01/33	4,940	4,240,249

California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	1,985	1,914,175

Series 2003, RB	6.63%	10/01/33	2,500	2,301,250

California (State of) Statewide Communities Development Authority (San Francisco Art Institute); Series 2002, RB (Acquired 07/05/02; Cost $5,250,000)(i)	7.38%	04/01/32	5,250	4,793,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Senior Living Southern California);
Series 2009, RB	7.00%	11/15/29	$1,745	$1,888,265

Series 2009, RB	7.25%	11/15/41	3,500	3,761,030

California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law);
Series 2008 A, RB(i)	7.25%	10/01/32	2,000	2,015,740

Series 2008 A, RB(i)	7.25%	10/01/38	15,000	15,019,200

California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	5,173,258

Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,419,326

California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment Bonds	6.63%	09/02/38	7,610	6,933,243

Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,485,139

Series 2008, Special Tax RB	6.20%	09/01/38	5,960	5,445,414

Contra Costa (County of); Series 1999 C, MFH RB(d)(i)	6.75%	12/01/30	2,725	2,415,931

Desert Community College District (Election 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/46	25,000	2,487,000

Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax Bonds	6.50%	09/01/23	1,435	1,424,410

Series 2008, Special Tax Bonds	6.75%	09/01/28	2,950	2,871,648

Series 2008, Special Tax Bonds	6.88%	09/01/38	5,140	4,966,011

Fontana (City of) Community Facilities District No. 11; Series 1999 B, Special Tax Bonds	6.50%	09/01/28	1,730	1,733,529

Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax Bonds	6.00%	09/01/34	5,000	4,801,500

Foothill/Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS–NATL)(e)(f)	0.00%	01/15/18	2,300	1,581,480

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Asset-Backed RB (INS–BHAC)(e)(h)	5.00%	06/01/45	40,380	37,821,523

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,000	3,500,300

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	20,135	12,992,713

Hawthorne (City of) Community Facilities District No. 2006-1;
Series 2006, Special Tax RB	5.00%	09/01/36	2,000	1,374,900

Series 2006, Special Tax RB	5.00%	09/01/30	3,000	2,224,860

Hesperia Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS–SGI)(e)	5.00%	09/01/31	1,495	1,055,754

Imperial Beach Public Finance Authority (Palm Avenue/Commercial Redevelopment);
Series 2003 A, Tax Allocation RB	5.85%	06/01/28	1,000	902,060

Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	2,648,790

Indio (City of) Redevelopment Agency (Merged Project Area); Series 2004 B, Sub. Tax Allocation Bonds(a)(b)	6.38%	08/15/14	3,500	4,087,860

Series 2004 B, Sub. Tax Allocation Bonds(a)(b)	6.50%	08/15/14	1,380	1,562,615

La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, RB COP	6.63%	02/15/25	4,500	4,517,640

Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek); Series 2003, Special Tax Bonds	6.00%	09/01/33	1,000	995,170

Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax Bonds	6.40%	09/01/22	655	658,701

Morongo Band of Mission Indians (Enterprise Casino); Series 2008, Enterprise RB(i)	6.50%	03/01/28	5,515	5,188,677

Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax Bonds	6.00%	09/01/27	1,000	975,930

Series 2004 B, Special Tax Bonds	6.00%	09/01/34	2,000	1,872,440

National City Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation Bonds	7.00%	08/01/32	3,750	3,929,888

NorthStar (City of) Community Services District; Series 2005, Special Tax Bonds	5.45%	09/01/28	1,000	790,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Oakley (City of) Public Finance Authority;
Series 2004, RB	6.00%	09/02/28	$935	$906,931

Series 2004, RB	6.00%	09/02/34	935	875,366

Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements); Series 2010, Special Tax RB	6.00%	10/01/40	3,000	2,975,340

Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax Bonds	6.38%	09/01/32	5,000	5,030,400

Perris (City of) Public Financing Authority;
Series 1995 D, Special Tax Local Agency RB	7.88%	09/01/25	1,595	1,597,472

Series 2006, Tax Allocation RB	5.35%	10/01/36	2,350	1,843,481

Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,315	4,328,981

Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Antolia); Series 2003, Special Tax Bonds	6.00%	09/01/28	1,045	1,018,948

Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Antolia); Series 2005, Special Tax Bonds	5.50%	09/01/37	2,000	1,723,860

Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,643,848

Roseville (City of) Fountains Community Facilities District No. 1; Series 2008, Special Tax Bonds	6.13%	09/01/38	1,000	978,700

Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	11,110	9,022,209

San Bernardino (City of) Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/36	7,650	1,470,254

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/37	13,130	2,361,824

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/38	13,515	2,263,492

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/39	13,895	2,177,624

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/40	14,280	2,088,450

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/41	14,080	1,921,216

San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/31	8,875	9,277,215

Series 2011, RB	7.50%	12/01/41	8,000	7,941,840

San Francisco (City & County of) Redevelopment Agency (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation Bonds	6.25%	08/01/28	1,000	1,007,370

Series 2009 D, Tax Allocation Bonds	6.50%	08/01/30	1,000	1,017,230

Series 2009 D, Tax Allocation Bonds	6.63%	08/01/39	1,000	1,018,950

San Gorgonio (City of) Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	14,061,580

San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(d)	6.40%	12/01/41	14,123	11,161,407

San Jose (City of) Community Facilities District (No. 9 Bailey/Hwy 101);
Series 2003, Special Tax Bonds	6.60%	09/01/27	2,000	2,002,220

Series 2003, Special Tax Bonds	6.65%	09/01/32	2,630	2,537,897

Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation Bonds	7.00%	09/01/36	3,500	3,881,500

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB RB(f)	0.00%	06/01/41	15,395	741,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Southern California Logistics Airport Authority;
Series 2007, Tax Allocation Bonds	6.15%	12/01/43	$4,400	$2,615,976

Series 2008 A, Tax Allocation Bonds	6.00%	12/01/33	1,475	877,138

Series 2008 A, Tax Allocation CAB Bonds(f)	0.00%	12/01/45	18,085	886,888

Series 2008 A, Tax Allocation CAB Bonds(f)	0.00%	12/01/46	18,085	810,208

Series 2008 A, Tax Allocation CAB Bonds(f)	0.00%	12/01/47	18,085	740,038

Series 2008 A, Tax Allocation CAB Bonds(f)	0.00%	12/01/48	18,085	675,656

Series 2008 A, Tax Allocation CAB Bonds(f)	0.00%	12/01/49	18,085	617,060

Series 2008 A, Tax Allocation CAB Bonds(f)	0.00%	12/01/50	18,085	564,614

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	12,190	7,754,668

Series 2006, Tobacco Settlement First Sub. RB(f)	0.00%	06/01/46	35,000	790,650

Series 2006, Tobacco Settlement Second Sub. RB(f)	0.00%	06/01/46	27,200	584,800

Series 2006, Tobacco Settlement Second Sub. RB(f)	0.00%	06/01/46	47,000	931,070

Sweetwater Union High School District (Election 2000); Series 2004 C, Unlimited Tax GO Bonds (INS–AGM)(e)(h)	5.00%	08/01/29	15,160	15,445,311

Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,367,392

Upland Unified School District (Election 2008); Series 2008 B, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/39	15,000	2,379,600

Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	541,324

Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	7,115	6,975,688

Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,105	3,615,068

Woodland (City of) Community Facilities District 1; Series 2004, Special Tax Bonds	6.25%	09/01/34	4,900	4,345,565

Yuba (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation Bonds	6.00%	09/01/31	1,060	951,011

Series 2004 B, Tax Allocation Bonds	6.00%	09/01/39	1,880	1,615,898

Yuba (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation Bonds	6.00%	09/01/31	1,800	1,614,924

				435,362,397

Colorado–3.35%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds(a)(b)	8.00%	12/01/13	2,156	2,533,386

Arvada (City of) (Arvada Nightingale); Series 1998, Ref. MFH RB (Acquired 04/16/99; Cost $1,025,000)(d)(i)	6.25%	12/01/18	1,025	1,025,287

Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	2,045	1,939,642

Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	2,010	1,841,522

Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,025	2,029,010

Briargate Center Business Improvement District; Series 2002 A, Limited Tax GO Bonds	7.45%	12/01/32	1,765	1,666,248

Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	3,000	3,366,630

Series 2003, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	3,500	3,927,735

Broomfield (Village of) Metropolitan District No. 2; Series 2003, Ref. Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,320	3,552,768

Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	500	419,540

Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	536	416,376

Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	1,670	1,181,224

Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy);
Series 2003 A, Ref. RB	7.13%	11/01/28	810	817,752

Series 2003 A, Ref. RB	7.00%	11/01/23	1,005	1,019,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Montessori School of Denver); Series 2002, RB	7.50%	06/01/22	$1,690	$1,721,147

Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	6,375	6,421,091

Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group), Series 2010 A, RB	6.00%	11/15/30	700	717,836

Series 2010 A, RB	6.25%	11/15/40	3,950	4,007,472

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/22	1,000	916,690

Series 2007 A, RB	5.30%	07/01/37	6,930	5,421,478

Series 2007 A, RB	5.25%	07/01/27	3,875	3,311,149

Colorado (State of) Housing & Finance Authority; Series 1999, Single Family Program Sr. RB(d)	6.80%	04/01/30	55	56,436

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	10,935	10,941,561

Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	7,250	5,047,160

Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	6.13%	12/01/37	2,790	2,036,505

Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB	5.25%	10/01/32	2,000	1,653,380

Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS–SGI)(e)	5.13%	12/01/26	3,350	3,087,762

Series 2006, Ref. Sr. RB (INS–SGI)(e)	5.00%	12/01/35	6,365	5,448,122

Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB	7.50%	12/01/32	5,000	3,563,200

Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation Public Improvement RB	7.50%	03/01/40	4,000	4,027,400

High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	2,280	1,903,048

Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	4,000	3,074,520

Lafayette (City of) Industrial Development (Rocky Mountain Instrument);
Series 1998 A, RB(d)	7.00%	10/01/18	4,595	3,451,764

Series 1999 A, RB	6.75%	10/01/14	315	236,628

Lake Creek Affordable Housing Corp.; Series 1998 A, MFH RB	6.25%	12/01/23	9,470	9,655,233

Lincoln Park Metropolitan District;
Series 2008, Ref. Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,328,437

Series 2008, Ref. Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,574,975

Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. RB	5.90%	10/01/37	6,705	5,507,286

Montrose (County of) Health Care Facilities (Homestead at Montrose); Series 2003 A, RB	7.00%	02/01/38	6,200	6,039,544

Montrose (County of) Memorial Hospital;
Series 2003, RB	6.00%	12/01/28	4,185	4,171,189

Series 2003, RB	6.00%	12/01/33	5,500	5,400,065

Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(m)	1.80%	12/01/34	1,500	450,300

Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	3,500	3,116,225

Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	6,450	5,472,309

Rendezvous Residential Metropolitan District; Series 2002, Limited Tax GO Bonds(a)(b)	8.00%	12/01/13	1,630	1,857,662

Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(m)	3.75%	12/01/34	2,000	960,400

Snowmass Village (Town of); Series 1992 A, MFH RB	8.00%	09/01/14	335	335,137

Southlands Metropolitan District No. 1;
Series 2004, Unlimited Tax GO Bonds(a)(b)	7.00%	12/01/14	1,000	1,205,490

Series 2004, Unlimited Tax GO Bonds(a)(b)	7.13%	12/01/14	2,000	2,418,280

Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	5,938	4,937,269

Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds	6.38%	12/01/23	637	647,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Tallyns Reach Metropolitan District No. 3;
Series 2004, Limited Tax GO Bonds	6.63%	12/01/23	$925	$950,974

Series 2004, Limited Tax GO Bonds	6.75%	12/01/33	1,000	1,016,910

Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(m)	3.98%	12/01/40	1,000	743,220

				159,569,404

Connecticut–0.65%
Connecticut (State of) Development Authority (Cargo BDL LLC); Series 2000, IDR(d)(m)	8.00%	04/01/30	2,955	1,967,794

Connecticut (State of) Development Authority (The Elm Park Baptist Inc.); Series 2003, RB	5.85%	12/01/33	2,950	2,963,245

Connecticut (State of) Health & Educational Facility Authority (St. Mary’s Hospital Issue); Series 1997 E, RB	5.88%	07/01/22	3,660	3,394,284

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(i)(j)	5.13%	10/01/36	4,405	2,165,630

Greenwich (Town of) Housing Authority; Series 1997 B, RB	7.50%	09/01/27	1,355	1,230,110

Hamden (Town of) (Whitney Center);
Series 2009 A, Facility RB	7.75%	01/01/43	10,995	11,409,182

Series 2009 A, Facility RB	7.63%	01/01/30	2,180	2,278,601

Series 2009 C, Facility RB(b)(g)	7.25%	01/01/16	2,000	2,054,100

Manchester (Town of) Connecticut (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $755,595)(i)	7.20%	12/01/18	815	818,195

New Britain (City of) Housing Authority (Franklin Square Manor); Series 2002, RB(d)	7.00%	07/01/21	2,369	2,476,552

				30,757,693

Delaware–0.08%
Wilmington (City of) (Electra Arms Sr. Association); Series 1998, MFH Rental RB(d)	6.25%	06/01/28	4,480	3,904,051

District of Columbia–1.65%
District of Columbia (Center for Strategic & International Studies); Series 2011, RB	6.63%	03/01/41	4,000	4,051,400

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	7,186,480

District of Columbia (Methodist Home Issue); Series 1999, RB	6.00%	01/01/29	2,545	2,233,594

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,493,450

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(f)	0.00%	06/15/55	130,320	1,187,215

District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(h)	5.00%	12/01/25	16,165	18,168,328

Metropolitan Washington Airports Authority; Series 2006 B, System RB (INS–AGM)(d)(e)(h)	5.00%	10/01/36	40,695	40,205,846

				78,526,313

Florida–12.30%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	7,500	5,920,500

Series 2007, IDR	5.88%	11/15/42	19,000	14,569,960

Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB(c)	5.80%	05/01/36	8,540	4,735,515

Baineridge Community Development District; Series 2007, Special Assessment Bonds	5.50%	05/01/38	1,945	1,159,026

Bartram Park Community Development District; Series 2006, Special Assessment Bonds	5.40%	05/01/37	9,565	4,786,326

Bay Laurel Center Community Development District (Candler); Series 2006, Special Assessment Bonds	5.45%	05/01/37	1,260	1,052,024

Beacon Lakes Community Development District; Series 2003 A, Special Assessment Bonds	6.90%	05/01/35	3,230	3,247,474

Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	4,010	3,495,798

Bluewaters Community Development District; Series 2004, Special Assessment Bonds	6.00%	05/01/35	2,740	2,655,663

Boca Raton (City of) Housing Authority (Banyan Place Sr. Apartments);
Series 2006, Ref. 1st Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $3,143,749)(i)	5.80%	10/01/26	3,215	2,318,047

Series 2006, Ref. 1st Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $4,641,040)(i)	5.90%	10/01/36	4,705	3,041,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment Bonds	7.38%	05/01/34	$3,000	$2,749,380

Series 2002, Special Assessment Bonds	7.50%	05/01/34	7,500	6,969,300

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	11,640	10,320,140

Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,173,483

Series 2009, Health Care Facilities RB	7.00%	04/01/39	1,865	2,047,341

Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(e)(h)	5.00%	09/01/25	7,910	8,329,388

Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(e)(h)	5.00%	09/01/24	7,555	8,004,900

Buckeye Park Community Development District; Series 2008, Capital Improvement Special Assessment RB	7.88%	05/01/38	4,900	2,164,722

Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB(d)	5.75%	01/01/32	3,200	2,487,520

Capital Trust Agency (Million Air One LLC); Series 2011, RB(d)	7.75%	01/01/41	6,000	5,910,300

Capital Trust Agency (Orlando); Series 2003, RB(d)	6.75%	01/01/32	2,500	2,192,125

Caribe Palm Community Development District; Series 2005 A, Special Assessment Bonds	5.85%	05/01/35	720	682,884

Championsgate Community Development District; Series 1998, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,695	2,438,167

Citrus (County of) Hospital Board (Citrus Memorial Hospital);
Series 2002, RB	6.25%	08/15/23	3,295	2,929,321

Series 2002, RB	6.38%	08/15/32	5,840	4,845,273

Collier County Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,483,485

Connerton West Community Development District;
Series 2004 A-2, Capital Improvement Special Assessment RB	5.95%	05/01/36	1,945	1,382,992

Series 2006 A-1, Capital Improvement Special Assessment RB(j)	5.38%	05/01/37	4,950	1,984,455

Series 2007 B, Capital Improvement Special Assessment RB(j)	5.13%	05/01/16	2,825	1,132,543

Cutler Cay Community Development District; Series 2004, Special Assessment Bonds	6.13%	05/01/24	3,795	3,839,819

Double Branch Development District; Series 2002 A, Special Assessment Bonds	6.70%	05/01/34	7,490	7,655,379

Escambia (County of) (International Paper Co.); Series 2006 A, Ref. Environmental Improvement RB(d)	5.00%	08/01/26	5,690	5,380,578

Escambia (County of); Series 2003 A, Environmental Improvement RB(d)	5.75%	11/01/27	9,250	9,318,357

Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	8,840	8,115,474

Florida (State of) Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB(b)(d)	6.61%	07/01/28	7,930	6,607,593

Florida (State of) Housing Finance Corp. (Westbrook Apartments); Series 1998 U-1, RB(b)(d)	6.45%	01/01/29	10,935	10,098,363

Florida (State of) Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB(b)(d)	6.61%	07/01/28	9,945	6,964,583

Florida (State of) Housing Finance Corp. (Whistler’s Cove Apartments); Series 2009, MFH RB(b)(g)	0.00%	07/01/28	6,810	1,838,564

Florida (State of) Housing Finance Corp. (Whistler’s Cove Apartments); Series 2009, MFH RB(b)(g)	6.00%	07/01/28	6,975	6,121,957

Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment Bonds(j)	5.25%	05/01/39	2,450	858,480

Series 2007 A-2, Special Assessment Bonds(j)	5.25%	05/01/39	3,110	1,089,744

Series 2007 B, Special Assessment Bonds(j)	5.10%	05/01/14	7,000	2,452,800

Greyhawk Landing Community Development District; Series 2002 A, Special Assessment RB	7.00%	05/01/33	1,940	1,940,039

Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,344,907

Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,360	1,204,661

Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	430	261,866

Islands at Doral III Community Development District; Series 2004 A, Special Assessment RB	5.90%	05/01/35	3,655	3,350,319

Islands at Doral Northwest Community Development District; Series 2004, Special Assessment RB	6.25%	05/01/34	985	944,645

Islands at Doral Southwest Community Development District; Series 2003, Special Assessment RB(a)(b)	6.38%	05/01/13	1,710	1,874,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Jacksonville (City of) Economic Development Commission (Proton Therapy Institution); Series 2007 A, Health Care Facilities RB(i)	6.25%	09/01/27	$13,000	$12,954,500

Kendall Breeze Community Development District;
Series 2002, Special Assessment Bonds	6.70%	11/01/23	1,995	2,146,201

Series 2002, Special Assessment Bonds	6.63%	11/01/33	3,190	3,461,469

Series 2004, Special Assessment Bonds	5.88%	05/01/34	1,390	1,290,657

Lakeland (City of) (Carpenter’s Home Estates); Series 2008, Ref. Retirement Community First Mortgage RB(i)	6.38%	01/01/43	2,250	2,090,858

Lakeside Landings Community Development District;
Series 2007 A, Special Assessment Bonds(j)	5.50%	05/01/38	1,000	410,000

Series 2007 B, Special Assessment Bonds(j)	5.25%	05/01/13	1,940	795,400

Lee (County of) Industrial Development Authority; Series 2007 A, IDR	5.25%	06/15/27	3,000	2,530,650

Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, RB	5.38%	06/15/37	5,000	3,980,650

Lee (County of) Industrial Development Authority (Cypress Cove Health Park);
Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	8,725	6,828,621

Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	8,000	5,953,040

Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, RB	6.75%	09/01/28	8,205	6,649,496

Marshall Creek Community Development District; Series 2000 A, Special Assessment Bonds	7.65%	05/01/32	2,655	2,640,955

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 1998, Hospital RB	5.38%	11/15/18	95	93,353

Series 2001 A, Hospital RB	6.80%	11/15/31	3,465	3,469,574

Series 2004, Ref. Hospital RB(i)	6.75%	11/15/29	5,500	5,539,435

Miami-Dade (County of) (Building Better Communities Program); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(e)(h)	5.00%	07/01/30	15,210	15,948,446

Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS–AGM)(d)(e)(h)	5.25%	10/01/33	16,500	16,586,460

Miami-Dade (County Of) School Board; Series 2008 B, COP (INS–AGM)(e)(h)	5.25%	05/01/26	5,000	5,354,750

Series 2008 B, COP (INS–AGM)(e)(h)	5.25%	05/01/27	10,000	10,649,300

Miami-Dade (County of); Sub–Series 2009, Special Obligation CAB RB(f)	0.00%	10/01/42	43,870	5,505,246

Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	14,215,600

Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,755	1,745,611

Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,223,234

Miromar Lakes Community Development District; Series 2000 B, Capital Improvement Special Assessment RB	7.25%	05/01/12	4,440	4,410,208

Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, Health Facilities RB	6.75%	08/15/25	3,000	2,386,800

Series 2004 A, Ref. Health Facilities RB	5.25%	08/15/13	1,075	1,021,293

Series 2004 A, Ref. Health Facilities RB	5.75%	08/15/18	3,000	2,523,000

Northern Palm Beach (County of) Improvement District Unit of Development No. 16;
Series 1999, Ref. Water Control & Improvement RB	7.50%	08/01/24	2,645	2,647,513

Series 2002, Water Control & Improvement RB	7.00%	08/01/32	2,500	2,528,575

Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	3,995	3,939,190

Oak Creek Community Development District; Series 2004, Special Assessment Bonds	5.80%	05/01/35	1,620	1,360,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facility RB	5.38%	07/01/20	$2,200	$2,052,094

Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	4,000	3,564,360

Series 2007, First Mortgage RB	5.50%	07/01/32	2,750	2,306,233

Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	6,036,064

Orange (County of) Health Facilities Authority (Westminster Community Care);
Series 1999, RB	6.50%	04/01/12	130	130,047

Series 1999, RB	6.60%	04/01/24	4,000	3,899,200

Series 1999, RB	6.75%	04/01/34	2,500	2,352,675

Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,905	1,836,230

Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,785	3,798,096

Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.);
Series 1995 A, Mortgage RB(i)	7.00%	10/01/15	1,005	1,028,507

Series 1995 A, Mortgage RB(i)	7.00%	10/01/25	2,535	2,589,908

Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	790	792,733

Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	220	220,761

Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	790	792,733

Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	315	316,090

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB	6.13%	05/01/35	410	4

Series 2010 A-2, Capital Improvement CAB RB(f)	0.00%	05/01/35	435	279,357

Series 2010 B, Capital Improvement CAB RB(f)	0.00%	05/01/17	1,000	849,460

Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB(d)	6.40%	01/01/31	8,785	7,731,151

Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,715	2,849,605

Parklands Lee Community Development District; Series 2004 A, Special Assessment Bonds(j)	5.80%	05/01/35	2,720	1,414,128

Parklands West Community Development District; Series 2001 A, Special Assessment RB	6.90%	05/01/32	3,540	3,411,498

Pentathlon Community Development District; Series 2003, Special Assessment RB	6.75%	11/01/33	1,690	1,692,214

Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,570	13,970,299

Pine Air Lakes Community Development District; Series 2002, Special Assessment RB	7.25%	05/01/33	2,800	2,803,052

Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,615	1,028,028

Pinellas (County of) Health Facilities Authority (Clearwater Christian College); Series 2001 A, RB(i)	7.25%	09/01/31	7,015	6,252,189

Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	5,580	5,655,107

Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	6,885	6,884,449

Poinciana West Community Development District; Series 2007, Special Assessment Bonds	6.00%	05/01/37	1,495	1,297,122

Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	5,350	5,352,087

Reunion East Community Development District; Series 2005, Special Assessment RB(j)	5.80%	05/01/36	4,300	2,108,591

Saddlebrook Community Development District; Series 2001 A, Special Assessment Bonds	6.90%	05/01/33	4,460	4,468,340

Sausalito Bay Community Development District; Series 2003, Special Assessment Bonds	6.20%	05/01/35	2,660	2,567,060

Seminole Indian Tribe; Series 2007 A, Special Obligation RB(i)	5.50%	10/01/24	5,350	4,967,582

Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,640	1,904,179

Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,700	4,457,762

Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,790	1,671,359

Six Mile Creek Community Development District; Series 2007, Capital Improvement Special Assessment RB	5.88%	05/01/38	5,000	1,624,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

South Lake (County of) Hospital District (South Lake Hospital, Inc.);
Series 2003, RB	6.38%	10/01/28	$2,115	$2,144,610

Series 2003, RB	6.38%	10/01/34	3,995	4,031,434

South-Dade Venture Community Development District;
Series 2002, Special Assessment RB	6.90%	05/01/33	4,300	4,354,567

Series 2004, Special Assessment RB	6.13%	05/01/34	1,300	1,261,169

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.38%	01/01/40	7,850	5,961,682

St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	5,390	5,063,258

Series 2010 A, RB	6.00%	08/01/45	4,000	4,010,680

Sterling Hill Community Development District (Hernando County); Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,332,299

Stonebrier Community Development District; Series 2006, Special Assessment Bonds	5.50%	05/01/37	2,820	2,392,516

Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,730	4,915,132

Sweetwater Creek Community Development District; Series 2007 A, Capital Improvement Special Assessment RB	5.50%	05/01/38	3,505	1,577,951

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	5,875	5,877,409

Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS–NATL)(e)(h)	6.00%	10/01/29	13,440	16,865,990

Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	2,000	1,332,440

Series 2007, Special Assessment RB	6.65%	05/01/40	13,195	8,111,098

Series 2007 A, Special Assessment RB	5.25%	05/01/39	970	599,693

Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,635	7,893,998

Trails at Monterey Community Development District;
Series 2003, Special Assessment Bonds	6.50%	05/01/23	1,000	997,460

Series 2003, Special Assessment Bonds	6.75%	05/01/33	1,715	1,697,473

Treeline Preserve Community Development District; Series 2007 A, Special Assessment Bonds(j)	6.80%	05/01/39	4,895	2,318,957

Turnbull Creek Community Development District;
Series 2005, Special Assessment Bonds	5.80%	05/01/35	2,695	2,122,663

Series 2006, Special Assessment Bonds	5.25%	05/01/37	3,610	2,312,927

University Square Community Development District; Series 2007 A-1, Capital Improvement RB	5.88%	05/01/38	2,890	2,618,398

Venetian Isles Community Development District; Series 2002 A, Special Assessment Bonds	6.75%	05/01/33	3,930	3,903,001

Verandah West Community Development District; Series 2003 A, Capital Improvement Special Assessment Bonds	6.63%	05/01/33	4,360	4,197,241

Waterlefe Community Development District; Series 2001, Golf Course RB(i)	8.13%	10/01/25	2,645	52,900

West Villages Improvement District (Unit of Development No. 3); Series 2006, Special Assessment RB	5.50%	05/01/37	3,755	1,675,857

West Villages Improvement District; Series 2007, Special Assessment RB	5.50%	05/01/38	9,500	4,433,365

Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment Bonds	5.65%	05/01/37	1,885	1,725,454

World Commerce Community Development District; Series 2004 A-2, Special Assessment Bonds	6.13%	05/01/35	1,535	1,322,264

				586,412,323

Georgia–1.61%
Americus-Sumter (County of) Hospital Authority (Southgate Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	5,250	4,684,522

Atlanta (City of) (Atlantic Station); Series 2001, Tax Allocation RB(a)(b)	7.75%	12/01/11	1,285	1,319,579

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation Bonds	7.38%	01/01/31	8,000	8,233,280

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,500	1,489,680

Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB(i)	5.50%	01/01/31	3,140	2,910,717

Atlanta (City of) Urban Residential Finance Authority (John Eagan); Series 1998 A, MFH RB(c)(d)	6.75%	07/01/30	5,380	3,777,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(d)	9.00%	06/01/35	$6,750	$7,228,035

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc); Series 2010, RB	6.00%	09/01/30	1,500	1,533,465

Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	4,390	3,314,143

Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	6,273,468

Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, RB	7.63%	12/01/33	3,345	3,366,007

Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, RB	5.25%	07/01/27	2,500	2,186,900

Private Colleges & Universities Authority (Mercer Housing Corp.); Series 2001 A, Student Housing RB	6.00%	06/01/21	905	909,507

Renaissance on Peachtree Unit Investment Trust; Series 2006, Ctfs.(j)	2.50%	10/01/25	5,860	3,103,280

Richmond (County of) Development Authority (International Paper Co.); Series 2002 A, Environmental Improvement Ref. RB(d)	6.00%	02/01/25	1,000	1,012,370

Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(d)	6.13%	01/01/34	7,500	7,273,200

Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003 A, RB	7.40%	01/01/34	3,650	3,514,768

Series 2003 A, RB	6.25%	01/01/12	425	425,077

Series 2003 A, RB	6.85%	01/01/19	2,245	2,263,072

Series 2003 A, RB	7.40%	01/01/24	920	908,914

Tax-Exempt Grantor Trust Senior Tier 1; Series 2006 A, COP(j)	6.00%	10/01/25	20,685	10,954,155

				76,681,437

Hawaii–0.94%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose RB	9.00%	11/15/44	5,280	5,887,939

Hawaii (State of) Department of Budget & Finance (Kahala Nui);
Series 2003 A, Special Purpose RB	7.40%	11/15/17	5,300	5,539,507

Series 2003 A, Special Purpose RB	7.88%	11/15/23	4,450	4,663,556

Series 2003 A, Special Purpose RB	8.00%	11/15/33	10,000	10,431,700

Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(h)	5.25%	04/01/29	12,000	13,240,560

Kuakini Health System; Series 2002 A, Special Purpose RB	6.30%	07/01/22	5,000	4,945,450

				44,708,712

Idaho–0.15%
Gooding (County of) Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000)(d)(i)(j)	7.50%	11/01/24	7,640	276,568

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, RB	6.13%	11/15/37	8,355	6,802,808

				7,079,376

Illinois–12.33%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	4,155	3,470,796

Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax Bonds	6.63%	03/01/33	3,697	2,911,942

Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,435	2,399,230

Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	4,070	4,028,771

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,310,100

Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax Bonds	5.90%	03/01/27	2,000	1,647,580

Bolingbrook (Village of);
Series 1999 B, Unlimited Tax CAB GO Bonds (INS–NATL)(e)(f)	0.00%	01/01/29	910	311,056

Series 2005, Sales Tax RB	5.75%	01/01/15	700	520,611

Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	3,999,660

Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	2,997,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	$3,010	$2,705,238

Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	8,000	8,243,600

Chicago (City of) (Diversey/Narragansett); Series 2006, Ref. Tax Increment Allocation COP	7.46%	02/15/26	2,880	2,865,139

Chicago (City of) (Lakeshore East);
Series 2003, Special Assessment Improvement Bonds	6.63%	12/01/22	3,999	4,114,051

Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	3,998	4,087,235

Chicago (City of) (O’Hare International Airport); Series 2008 A, General Airport Third Lien RB (INS–AGM)(e)(h)	5.00%	01/01/33	14,000	14,284,480

Chicago (City of) (Read-Dunning); Series 1996 B, Tax Increment Allocation Bonds (INS–ACA)(e)	7.25%	01/01/14	1,000	1,001,910

Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(e)(h)	5.00%	12/01/32	13,050	13,102,592

Chicago (City of) Board of Education; Series 2006 B, Unlimited Tax GO Bonds (INS–AGM)(e)(h)	5.00%	12/01/25	10,000	10,351,300

Chicago (City of); Series 2011 C, Tax Increment COP	7.13%	05/01/25	9,700	9,888,665

Chicago (City of); Series 2011, Tax Increment COP	7.13%	05/01/25	8,185	8,344,198

Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	8,800	8,847,168

Cook (County of); Series 2004 B, Capital Improvement Unlimited Tax GO Bonds (INS–NATL)(e)(h)	5.00%	11/15/29	20,000	20,368,800

Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(i)	5.50%	03/01/17	3,439	2,226,718

Cortland (Town of) Special Service Area No. 1 (Neucort Lakes); Series 2002, Special Tax Bonds(a)(b)	6.88%	03/01/12	4,806	5,054,951

Deerfield (Village of) (Chicagoland Jewish High School);
Series 2006, Educational Facility RB(j)	5.85%	05/01/26	1,000	523,790

Series 2006, Educational Facility RB(j)	6.00%	05/01/41	6,625	3,470,109

Gilberts (Village of) Special Service Area No. 19 (The Conservancy Project); Series 2006- 1, Special Tax RB(j)	5.38%	03/01/16	2,500	1,127,000

Godfrey (Village of) (UTD Methodist Village); Series 1999, RB	5.88%	11/15/29	4,000	2,250,320

Illinois (State of) Finance Authority (Chestnut Square at Glen); Series 2002 A, Health Facilities RB	6.63%	08/15/24	2,365	2,222,225

Illinois (State of) Finance Authority (Chestnut Square at Glen); Series 2002 A, Health Facilities RB	7.00%	08/15/29	3,255	3,069,725

Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,381,492

Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,602,899

Illinois (State of) Finance Authority (Clare Oaks); Series 2006 A, RB	6.00%	11/15/39	14,950	8,949,817

Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB	6.00%	05/15/28	1,400	419,832

Series 2010 A-7, Ref. RB	6.13%	05/15/41	12,600	3,778,488

Series 2010 B, CAB RB(f)	0.00%	05/15/50	6,000	19,740

Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	2,175	2,130,456

Illinois (State of) Finance Authority (Covenant Retirement Communities, Inc.);
Series 2001, Health Facilities RB	5.88%	12/01/31	1,250	1,251,300

Series 2002 B, Health Facilities RB	6.13%	12/01/28	5,000	5,041,650

Illinois (State of) Finance Authority (Illinois Institute of Technology); Series 2006 A, RB	5.00%	04/01/19	1,000	853,170

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(j)	0.00%	08/15/35	2,500	1,237,200

Series 2008 A, Ref. RB(j)	0.00%	08/15/40	4,500	2,226,960

Illinois (State of) Finance Authority (Franciscan Communities-St. Joseph); Series 2004 A, RB	6.00%	05/15/34	2,500	2,098,375

Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	877,230

Series 2010, RB	7.25%	02/15/45	7,400	7,298,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	$3,285	$3,298,896

Series 2010 A, RB	8.00%	02/15/28	3,000	3,011,580

Series 2010 A, RB	8.25%	02/15/46	15,000	14,722,050

Series 2010 C-2, TEMPS-65 RB	6.75%	02/15/16	5,000	4,986,500

Illinois (State of) Finance Authority (Illinois Institute of Technology); Series 2006 A, RB	5.00%	04/01/36	7,000	4,829,510

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	4,085	3,493,860

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/25	4,500	4,088,520

Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/26	3,000	2,539,710

Series 2006 A, RB	6.00%	08/15/39	9,000	6,935,760

Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.50%	05/15/26	2,400	2,143,296

Series 2006 A, RB	5.75%	05/15/38	3,000	2,539,710

Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,053,600

Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	1,800,880

Series 2008, RB	7.75%	09/15/38	3,000	2,660,040

Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.13%	05/15/40	6,250	6,096,437

Series 2010 A, RB	8.25%	05/15/45	14,000	13,793,640

Series 2010 D-1, TEMPS-75 RB	7.25%	08/15/16	8,000	7,960,320

Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	11,300	12,558,707

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	22,235	24,428,927

Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	10,250	9,232,687

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	4,576,300

Series 2009, RB	6.88%	08/15/38	13,875	14,464,410

Series 2009, RB	7.00%	08/15/44	3,880	4,062,554

Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, RB	7.00%	11/15/32	2,650	2,436,543

Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	905	905,434

Series 2010 D-2, TEMPS-65 RB	6.38%	05/15/17	9,500	9,486,700

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	19,325	16,115,890

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB(j)	6.90%	11/15/33	6,750	2,362,500

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(d)	5.05%	08/01/29	1,320	1,297,639

Illinois (State of) Finance Authority;
Series 2003 A, Ref. RB	6.20%	08/15/23	1,000	929,000

Series 2003 A, Ref. RB	6.40%	08/15/33	4,500	4,064,490

Illinois (State of) Financial Authority (Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	7,195,090

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB(h)	5.50%	06/15/50	18,000	18,261,360

Series 2010 B, Ref. Dedicated State Tax CAB RB (INS–AGM)(e)(f)	0.00%	06/15/46	15,000	1,811,250

Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS–ACA)(e)(i)	6.20%	06/15/18	5,023	5,060,876

Illinois (State of) Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(e)	8.00%	06/01/17	2,095	2,620,049

Illinois (State of) Toll Highway Authority; Series 2008 B, RB(h)	5.50%	01/01/33	29,000	30,296,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Lake, Cook, Kane & McHenry Counties Community Unit School District 220 (Barrington); Series 2000, Unlimited Tax GO Bonds (INS–NATL)(e)	5.75%	12/01/19	$80	$80,298

Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	1,950	1,900,529

Loves Park (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,340	1,218,194

Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax Bonds	6.10%	03/01/35	4,308	3,980,334

Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement Bonds	6.38%	03/01/34	5,561	5,340,006

Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement Bonds	6.63%	03/01/33	3,768	3,731,827

Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement Bonds	6.88%	03/01/33	2,716	2,276,741

Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	5,175	3,989,149

Series 2011, RB	8.50%	06/01/41	2,000	2,033,960

Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax Bonds	6.00%	03/01/35	7,072	6,359,567

Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	5,396	4,785,227

Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax Bonds	6.20%	03/01/34	4,121	4,009,074

Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(j)	5.80%	03/01/37	5,615	2,783,131

Quad Cities Regional Economic Development Authority (Heritage Woods Moline SLF); Series 2006, MFH RB(d)	6.00%	12/01/41	1,340	1,033,569

Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	19,900	20,399,689

Round Lake (Village of) Lakewood Grove Special Service Area No. 1; Series 2003, Special Tax Bonds(a)(b)	6.70%	03/01/13	3,579	3,943,629

Round Lake (Village of) Lakewood Grove Special Service Area No. 4; Series 2003, Unlimited Tax GO Bonds(a)(b)	6.75%	03/01/13	4,884	5,385,196

St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	2,950	2,809,551

Sterling (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	870	790,917

United City of Yorkville (City of) (Raintree Village II); Series 2005, Special Tax Bonds	6.25%	03/01/35	5,543	3,064,004

United City of Yorkville (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,380	2,122,065

Series 2007, Business District RB	6.00%	01/01/27	285	175,258

United City of Yorkville Special Service Area No. 2003-100 (Raintree Village II); Series 2003, Special Tax Bonds	6.88%	03/01/33	5,543	5,484,743

United City of Yorkville Special Service Area No. 2003-101 (Windett Ridge); Series 2003, Special Tax Bonds(i)	6.88%	03/01/33	2,645	2,110,393

United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax Bonds	6.00%	03/01/36	3,323	2,558,776

United City of Yorkville (City of) (Cannonball/Beecher Road); Series 2007, Special Tax Bonds	5.75%	03/01/28	4,385	3,993,200

Upper Illinois River Valley Development Authority (Living Springs McHenry SLF); Series 2007, MFH RB(d)	6.10%	12/01/41	4,000	3,130,520

Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	1,000	954,270

Series 2010, RB	7.25%	11/15/40	1,200	1,149,444

Volo (Village of) Special Service Area Number 3 (Symphony Meadows); Series 2006 1, Special Tax RB	6.00%	03/01/36	3,836	3,055,105

Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,244,579

Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,424,016

Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Allocation Bonds	6.00%	01/01/25	9,005	8,319,538

Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(d)	7.00%	12/01/42	2,500	2,188,450

				587,860,565

Indiana–1.38%
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,174,896

Series 2009 A, Economic Development RB	8.00%	11/15/39	9,000	9,187,740

Delaware (County of) Redevelopment District; Series 1997, Tax Increment Allocation Bonds	6.88%	02/01/18	725	726,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	$3,940	$3,581,854

Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	10,500	9,315,285

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2004 A, Hospital RB	6.25%	03/01/25	1,500	1,559,040

Series 2004 A, Hospital RB	6.00%	03/01/34	13,035	13,286,575

Indiana (State of) Finance Authority (Franciscan Communities, Inc.); Series 2003 A, Ref. RB	6.40%	05/15/24	3,435	3,251,914

North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB(j)	7.25%	07/01/33	3,000	1,044,750

Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment Bonds(j)	6.38%	03/01/35	3,643	1,640,443

Reid Hospital & Health Care Service Inc. Series 2005 A, VRD Hospital Authority RB (INS–AGM)(e)(l)	0.14%	01/01/40	2,000	2,000,000

St. Joseph (County of) Redevelopment District;
Series 1997, Tax Increment Allocation CAB RB(f)	0.00%	12/30/12	130	117,772

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/11	135	132,042

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/13	130	109,062

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/14	125	97,116

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/15	125	89,933

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/16	125	83,288

Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB(i)	5.70%	09/01/37	8,000	7,099,920

Series 2007, RB(i)	5.80%	09/01/47	4,645	4,114,495

Series 2007, RB(i)	5.75%	09/01/42	5,780	5,107,555

				65,719,833

Iowa–1.00%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,308,362

Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,078,650

Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,572,380

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,077,107

Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Sr. Housing RB	6.25%	12/01/34	2,245	1,921,698

Series 2007 A, Ref. MFH RB(i)	5.30%	12/01/36	3,625	2,863,424

Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	350	318,948

Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,000	2,514,930

Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,581,674

Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,166,395

Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	3,935	3,586,634

Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	6,408,488

Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.15%	10/01/36	2,500	2,054,400

Series 2007 A, Health Care Facilities RB	5.30%	04/01/37	4,895	3,529,687

Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,445	2,597,633

				47,580,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas–0.11%
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	$500	$475,615

Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,417,995

Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Sr. Living Facility RB	6.00%	11/15/26	1,000	949,270

Series 2006 A, Sr. Living Facility RB	6.00%	11/15/38	2,500	2,219,550

Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	19	15,036

				5,077,466

Kentucky–0.22%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	6,000	6,135,660

Kentucky (State of) Economic Development Finance Authority (Masoninc Home Independent Living II);
Series 2011, RB	6.25%	05/15/18	1,000	996,370

Series 2011, RB	7.00%	05/15/30	750	756,187

Series 2011, RB	7.25%	05/15/41	1,750	1,726,620

Series 2011, RB	7.38%	05/15/46	750	748,943

				10,363,780

Louisiana–1.33%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, RB	6.50%	12/01/18	4,530	4,701,461

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	14,685	7,348,374

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	6,000	6,183,660

Series 2009 A, RB	6.50%	08/01/29	8,000	8,228,160

Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(i)	6.38%	12/01/34	15,000	13,989,150

Louisiana (State of) Public Facilities Authority (Progressive Health Care); Series 1998, RB	6.38%	10/01/28	2,000	1,577,900

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	3,035	2,517,806

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2010 A-1, RB	6.50%	11/01/35	9,245	9,468,174

Louisiana (State of) Public Facilities Authority (Progressive Health Care); Series 1998, RB	6.38%	10/01/20	2,500	2,209,775

Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98 Cost $2,028,454)(i)	5.75%	10/30/18	2,028	1,994,457

New Orleans (City of) Aviation Board; Series 2009 A-2, General Airport RB (INS–AGM)(e)	6.00%	01/01/23	3,000	3,470,730

St. Tammany (Parish of) Public Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,000	1,738,440

				63,428,087

Maine–0.24%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/32	2,500	2,703,775

Series 2011, RB	6.75%	07/01/41	8,505	8,528,134

				11,231,909

Maryland–1.91%
Anne Arundel (County of) (Farmington Village); Series 1998 A, Special Tax Bonds	6.25%	06/01/25	1,694	1,694,068

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	2,250	2,184,458

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Tax Allocation RB	7.00%	09/01/38	10,000	10,165,500

Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax Bonds	5.50%	07/01/36	18,200	13,826,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Frederick (County of) (Uurbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax Bonds	5.50%	07/01/40	$7,520	$7,026,086

Harford (County of) Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,248,100

Maryland (State of) Economic Development Corp. (AFCO Cargo. BWI II, LLC); Series 1999, Air Cargo RB(d)	6.50%	07/01/24	6,000	5,164,620

Series 2003, Ref. Air Cargo RB(d)	7.34%	07/01/24	1,240	1,144,136

Maryland (State of) Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	971,955

Maryland (State of) Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	7,000	6,912,710

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	3,690,353

Series 2007 A, RB	5.30%	01/01/37	3,050	2,228,055

Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB(j)	5.50%	07/01/38	1,500	599,325

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	17,105	17,112,184

Montgomery (County of) (West Germantown Development District); Series 2004 B, Limited Tax GO Bonds	6.70%	07/01/27	1,255	1,272,909

Prince George’s (County of) (Woodview Village Phase II-Subdistrict); Series 2002, Special Obligation RB(a)(b)	7.00%	07/01/12	4,000	4,303,560

Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation Bonds	5.25%	01/01/37	4,000	2,447,400

Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	1,804,040

Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,179,850

				90,976,031

Massachusetts–4.17%
Boston (City of) Industrial Development Financing Authority (Springhouse Inc.); Series 1998, Ref. First Mortgage RB	6.00%	07/01/28	3,750	3,341,362

Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Obligation GO (INS–AMBAC)(e)(h)	5.50%	08/01/30	32,040	39,710,696

Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, RB	7.10%	07/01/32	7,070	6,165,535

Massachusetts (State of) Development Finance Agency (Boston Architectural Center);
Series 1998, RB (INS–ACA)(e)	6.10%	09/01/18	540	539,951

Series 1998, RB (INS–ACA)(e)	6.25%	09/01/28	1,445	1,302,480

Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,710	5,435,006

Massachusetts (State of) Development Finance Agency (Developmental Disabilities Inc.); Series 2003, RB(a)(b)	6.75%	06/01/13	1,380	1,514,619

Massachusetts (State of) Development Finance Agency (Dimock Community Health Center);
Series 2003, RB	6.25%	12/01/13	490	478,887

Series 2003, RB	6.75%	12/01/33	7,565	6,382,288

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	231,700

Series 2005, RB	5.50%	01/01/35	500	446,915

Massachusetts (State of) Development Finance Agency (Groves Lincoln); Series 2009 A, Sr. Living Facility RB	7.88%	06/01/44	2,000	2,028,840

Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,492,290

Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,975	5,435,099

Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB(j)	5.75%	11/15/42	1,375	732,944

Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,030,220

Massachusetts (State of) Development Finance Agency (MCHSP Human Services Providers); Series 2009 A, RB	6.75%	07/01/18	495	486,466

Massachusetts (State of) Development Finance Agency (New England Center for Children); Series 1998, RB	6.00%	11/01/19	7,095	6,538,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Overlook Communities);
Series 2004 A, First Mortgage RB(a)(b)	6.13%	07/01/12	$850	$906,967

Series 2004 A, First Mortgage RB(a)(b)	6.25%	07/01/12	4,620	4,934,437

Massachusetts (State of) Development Finance Agency (Reeds Landing-Accredited Investors); Series 2006, Ref. First Mortgage RB(j)	5.75%	10/01/31	10,351	104

Massachusetts (State of) Development Finance Agency (Regis College); Series 1998, RB	5.50%	10/01/28	5,865	4,959,620

Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	3,850	4,278,813

Massachusetts (State of) Development Finance Agency (St. Memorial Medical Center); Series 1993 A, RB	6.00%	10/01/23	3,660	3,129,703

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Sr. Living Facilities RB	7.75%	06/01/39	1,000	1,009,940

Series 2009 B-1, Sr. Living Facilities (TEMPS-85sm) RB	7.25%	06/01/16	14,100	14,102,679

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	2,500	2,650,650

Massachusetts (State of) Development Finance Agency (Whitney Academy Issue); Series 2005, RB	7.50%	09/01/30	2,690	2,436,279

Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2002 F, RB	5.50%	07/01/22	720	727,776

Massachusetts (State of) Development Finance Agency (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	9,210	8,732,185

Massachusetts (State of) Development Finance Agency (Civic Investments); Series 2002 B, RB(a)(b)	9.15%	12/15/12	2,900	3,275,898

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(h)	5.00%	11/15/36	23,660	26,561,189

Massachusetts (State of) Development Finance Agency (Jordan Hospital);
Series 1998 C, RB	5.25%	10/01/23	3,610	3,224,921

Series 1998 D, RB	5.38%	10/01/28	1,465	1,254,143

Series 2003 E, RB	6.75%	10/01/33	4,750	4,661,555

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/32	14,495	18,151,219

Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB	5.85%	01/15/18	5,565	4,534,807

Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	685	672,965

Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,508,000

Massachusetts (State of) Development Finance Agency (Stone Institution & Newton); Series 1994, First Mortgage RB	7.70%	01/01/14	645	628,759

				198,636,162

Michigan–1.13%
Chelsea (Village of) Economic Development Corp. (UTD Methodist Retirement);
Series 1998, Ref. Limited Obligation RB	5.40%	11/15/18	1,000	1,000,640

Series 1998, Ref. Limited Obligation RB	5.40%	11/15/27	6,215	5,980,757

Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,287,040

Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,157,073

East Lansing (City of) Economic Development Corp. (Burcham Hills); Series 2007 B-1, First Mortgage Limited Obligation RB	5.25%	07/01/37	1,695	1,288,742

Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,470,130

Iron River (County of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,000	2,731,080

Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	2,986,872

John Tolfree Health System Corp.; Series 1999, Ref. Mortgage RB	6.00%	09/15/23	2,845	2,398,591

Kalamazoo (City of) Economic Development Corp. (Heritage Community); Series 2007, Ref. Limited Obligation RB	5.13%	05/15/37	900	653,607

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS–SGI)(d)(e)	5.45%	12/15/32	2,325	2,313,189

Michigan (State of) Strategic Fund (Dow Chemical); Series 2003, Ref. Limited Obligation RB	6.25%	06/01/14	10,000	11,068,600

Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(d)	7.50%	01/01/21	3,070	2,875,853

Star International Academy; Series 2003, COP	8.00%	03/01/33	3,000	3,082,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(m)	3.94%	04/01/22	$3,485	$843,893

Series 2002, RB(m)	3.75%	04/01/33	11,620	2,775,670

				53,914,117

Minnesota–3.93%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,405	2,931,705

Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,492,150

Bloomington (City of) Port Authority (Radisson Blu Moa LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,900	1,930,723

Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,791,995

Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	7,000	7,172,690

Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	7,250	8,027,490

Cambridge (City of) (Grandview West);
Series 1998, Housing & Health Care Facilities RB	6.00%	10/01/33	3,000	2,702,220

Series 1998 A, Housing & Health Care Facilities RB	6.00%	10/01/28	1,410	1,287,654

Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	5,400	4,665,006

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,779,500

Coon Rapids (City of) (Epiphany Sr. Citizens); Series 1998, Sr. Housing RB	6.00%	11/01/28	3,000	2,781,600

Cuyuna (City of) (Crosby Sr. Services); Series 2007 B, Sr. Housing RB	6.10%	10/01/47	4,600	4,090,366

Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	16,000	15,574,720

Detroit Lakes (City of) (CDL Homes);
Series 2004 B, Housing & Health Facilities RB	6.13%	08/01/34	1,435	1,309,610

Series 2004 B, Housing & Health Facilities RB	6.00%	08/01/24	840	811,432

Duluth (City of) Economic Development Authority (St. Luke’s Hospital);
Series 2002, Health Care Facilities RB	6.00%	06/15/12	155	155,386

Series 2002, Health Care Facilities RB	7.25%	06/15/22	2,500	2,513,275

Series 2002, Health Care Facilities RB	7.25%	06/15/32	7,130	7,148,324

Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	1,826,080

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2003 RB, RB	5.88%	12/01/29	800	817,040

Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	668,620

Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing Health Care Facilities RB	5.63%	10/01/27	5,475	4,991,941

Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	6,392,574

Minneapolis (City of) (Riverton Community Housing);
Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,285,732

Series 2006 A, Ref. Student Housing RB	5.70%	08/01/40	3,100	2,622,941

Minnesota (State of) Agricultural & Economic Development Board (Evangelical); Series 2000, RB	6.63%	08/01/25	1,060	1,072,052

Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	4,213,450

New Ulm (City of) Economic Development Authority (HADC Ridgeway); Series 2006, Ref. Housing Facilities RB	6.00%	06/01/41	2,300	2,197,121

Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	4,571,800

Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	749,011

Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	1,898,021

Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	7.00%	08/01/45	2,000	1,984,460

Oakdale (City of) (Oak Meadows); Series 2004, Ref. Sr. Housing RB	6.25%	04/01/34	3,500	3,231,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Sr. Housing RB	5.40%	11/01/41	$4,700	$3,517,386

Oronoco (City of) (Wedum Shorewood Campus); Series 2006, MFH RB	5.40%	06/01/41	7,500	6,235,500

Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	1,100	993,432

Ramsey (City of) (Pact Charter School); Series 2004 A, Lease RB	6.75%	12/01/33	2,850	2,752,729

St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	400	360,192

Series 2006 A, Lease RB	6.00%	09/01/36	3,000	2,616,450

St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	3,500	3,545,500

Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB	7.50%	01/01/39	7,000	7,091,490

St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,596,256

St. Paul (City of) Housing & Redevelopment Authority (Community Peace Academy); Series 2006 A, Lease RB	5.00%	12/01/36	4,825	3,812,474

St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	5,360	5,240,043

St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy);
Series 2004 A, Lease RB	6.88%	12/01/33	2,720	2,650,749

Series 2009, Lease RB	8.50%	12/01/38	1,900	1,997,888

St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy); Series 2005 A, Lease RB	6.25%	12/01/33	2,185	1,821,591

St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy); Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,147,587

St. Paul (City of) Housing & Redevelopment Authority (Marian Center);
Series 2007, Ref. MFH RB	5.30%	11/01/30	1,000	834,730

Series 2007 A, Ref. MFH RB	5.38%	05/01/43	7,590	6,012,343

St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB(c)	7.25%	11/01/26	4,035	3,741,212

St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller); Series 2007 A, RB	5.25%	10/01/42	2,000	1,625,060

St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,176,375

Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,651,329

Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,622,803

Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,000	782,800

Series 2004 A, Lease RB	6.60%	12/01/34	5,000	3,658,550

Vadnais Heights (City of) (Cottages Vadnais Heights); Series 1995, Ref. MFH RB(d)	7.00%	12/01/31	4,385	4,305,325

Victoria (City of) (Holy Family Catholic High School);
Series 1999 A, Private School Facility RB	5.85%	09/01/24	1,650	1,598,965

Series 1999 A, Private School Facility RB	5.88%	09/01/29	4,500	4,195,080

				187,272,428

Mississippi–0.36%
Mississippi (State of) Business Finance Corp.; Series 2004, Air Cargo RB(d)	7.25%	07/01/34	1,585	1,284,848

Mississippi (State of) Home Corp. (Cleveland Personal Care); Series 2006 6-A, RB(d)	6.25%	12/01/35	4,600	3,722,458

Mississippi (State of) Home Corp. (Grove Apartments); Series 2007-1, RB(d)(m)	3.13%	04/01/37	5,745	2,863,595

Mississippi (State of) Home Corp. (Kirkwood Apartments); Series 2003, RB(d)(m)	3.40%	11/01/37	7,000	4,537,750

Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. Improvement RB	5.25%	12/01/31	1,965	1,900,627

Mississippi (State of) Hospital Equipment & Facilities Authority (South West Mississippi Medical Center);
Series 2003, Ref. Improvement RB	5.75%	04/01/23	1,000	992,440

Series 2003, Ref. Improvement RB	5.75%	04/01/29	2,000	1,867,840

				17,169,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–3.11%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	$1,000	$1,000,950

Series 2002, RB	7.20%	05/01/33	4,750	4,567,457

Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,940	4,176,361

Series 2009 A, Real Property Tax Increment Allocation Bonds	7.75%	05/01/28	940	990,685

Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,454,524

Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(d)	6.00%	07/01/37	28,600	12,055,758

Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	1,097,201

Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	1,009,650

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 1998, Sr. Housing RB	5.90%	05/01/28	3,000	2,732,880

Cape Giradeau (County of) Industrial Development Authority (Southeast Missouri Hospital);
Series 2002, Health Care Facilities RB(a)(b)	5.75%	06/01/12	30	31,208

Series 2002, Health Care Facilities RB	5.75%	06/01/32	245	243,799

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,590	1,429,458

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Sr. Living Facilities RB	5.50%	02/01/35	130	122,652

Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	3,190	1,650,825

Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003, IDR	6.75%	04/01/33	2,390	2,256,686

Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. Improvement IDR	6.20%	06/01/29	2,755	2,480,740

Fenton (City of) (Gravois Bluffs); Series 2002, Ref. & Improvement Tax Increment Allocation RB(a)(b)	6.13%	10/01/12	4,550	4,840,290

Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,765	1,706,525

Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	3,095	2,956,994

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. IDR	5.75%	05/15/26	1,260	1,203,338

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	4,986,900

Kansas City (City of) (Shoal Creek Parkway); Series 2011, Sales Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,010,530

Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB(d)	6.95%	04/15/15	264	268,348

Series 2002 B, MFH RB(d)	5.25%	10/15/38	2,345	1,861,133

Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(d)	6.45%	05/01/40	2,426	2,015,496

Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(d)	7.55%	06/15/12	65	65,779

Series 2000 B, MFH RB(d)	7.55%	06/15/22	990	992,792

Series 2000 B, MFH RB(d)	7.55%	06/15/35	3,430	3,342,672

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	5,000	5,172,950

Series 2010 A, Retirement Community RB	8.25%	05/15/39	2,500	2,593,600

Series 2010 A, Retirement Community RB	8.25%	05/15/45	23,000	23,816,960

Missouri (State of) Development Finance Board (Branson Landing);
Series 2004 A, Infrastructure Facilities RB	5.50%	12/01/24	1,000	1,040,480

Series 2004 A, Infrastructure Facilities RB	5.63%	12/01/28	1,500	1,545,810

Missouri (State of) Health & Educational Facilities Authority (St. Francis Medical Center); Series 1996 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(k)(l)	0.09%	06/01/26	1,435	1,435,000

Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2008 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(k)(l)	0.13%	10/01/35	2,300	2,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(h)	5.00%	11/15/41	$6,210	$6,782,997

Series 2011 B, RB(h)	5.00%	11/15/37	10,500	11,478,075

Nevada (City of) (Regional Medical Center); Series 2001, Hospital RB(a)(b)	6.75%	10/01/11	20	20,306

Osage Beach (City of) (Prewitts Point); Series 2002, Tax Increment Allocation RB	6.75%	05/01/23	2,540	2,509,495

St. Joseph (City of) Industrial Development Authority (Living Community St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,068,925

St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation RB	6.38%	12/01/25	3,500	3,514,035

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2003 A, Health Care Facilities RB(a)(b)	6.63%	11/15/13	4,600	5,211,202

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/30	3,270	3,064,088

Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	6,030	5,383,765

				148,489,319

Montana–0.14%
Forsyth (City of) (Pacificorp); Series 1988, VRD Ref. Customized Purchase PCR (LOC–BNP Paribas)(k)(l)	0.30%	01/01/18	6,660	6,660,000

Nebraska–0.21%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,064,200

Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	5,000	5,027,150

				10,091,350

Nevada–1.04%
Boulder City (City of) (Boulder City Hospital Inc. Project); Series 1998, Ref. Hospital RB	5.85%	01/01/22	3,000	2,691,630

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Facility Living RB	6.50%	12/01/27	4,950	4,823,577

Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Bonds	6.38%	08/01/23	5,355	5,461,832

Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Bonds	6.10%	08/01/18	1,835	1,888,123

Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB(j)	7.38%	01/01/40	8,000	12,000

Henderson (City of) Local Improvement District No. T-13;
Series 2002 A, Special Assessment Bonds	6.80%	03/01/22	900	862,317

Series 2002 B, Special Assessment Bonds	6.90%	03/01/22	2,870	2,770,554

Henderson (City of) Local Improvement District No. T-18; Series 2006, Special Assessment RB	5.30%	09/01/35	7,185	3,757,899

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment RB	8.00%	06/15/30	10,800	12,372,696

Las Vegas (City of) (Elkhorn Springs Special Improvement District No. 505); Series 1993, Special Assessment Bonds	8.00%	09/15/13	145	149,586

Las Vegas (City of) (Special Improvement District No. 607);
Series 2004, Local Improvement Bonds	6.00%	06/01/19	960	916,426

Series 2004, Local Improvement Bonds	6.25%	06/01/24	1,340	1,279,847

Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Local Improvement Special Assessment Bonds	6.15%	08/01/37	2,565	2,014,731

Reno (City of) Redevelopment Agency; Series 2007 C, Sub. Lien Tax Allocation Bonds	5.40%	06/01/27	5,425	4,063,108

Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment Bonds	6.63%	12/01/22	3,985	3,757,138

Sparks (City of) Local Improvement Districts No. 3 (Legends at Sparks Marina);
Series 2008, Limited Obligation Bonds	6.50%	09/01/20	865	860,355

Series 2008, Limited Obligation Bonds	6.75%	09/01/27	2,000	1,900,780

				49,582,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	$4,975	$5,148,926

New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration LP); Series 1993, Electric Facilities RB (Acquired 09/20/99; Cost $3,017,970)(d)(i)	7.75%	06/01/14	1,250	1,237,213

New Hampshire (State of) Business Finance Authority (The United Illuminating Co.); Series 1997, PCR(b)(d)(g)	7.13%	02/01/12	3,000	3,071,400

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Healthcare System RB	5.50%	07/01/34	1,735	1,738,002

New Hampshire (State of) Health & Education Facilities Authority (Speare Memorial Hospital);
Series 2004, Hospital RB	5.50%	07/01/25	1,055	1,043,353

Series 2004, Hospital RB	5.88%	07/01/34	2,650	2,615,338

New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	1,570	1,578,101

Series 2003 A, RB	6.88%	05/01/33	6,290	6,266,035

New Hampshire (State of) Housing Finance Authority; Series 1997 D, Single Family RB(d)	5.90%	07/01/28	130	130,088

				22,828,456

New Jersey–2.49%
Camden (County of) Improvement Authority (Health Care Redevelopment-Cooper Health); Series 2004 A, RB	5.75%	02/15/34	2,000	1,929,140

New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	5,568,499

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(d)	6.25%	09/15/19	5,500	5,354,525

Series 1999, Special Facility RB(d)	6.40%	09/15/23	14,820	14,325,605

Series 1999, Special Facility RB(d)	6.25%	09/15/29	35,045	32,795,462

New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	1,500	1,478,595

Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,432,620

New Jersey (State of) Economic Development Authority (Franciscan Oaks);
Series 1997, First Mortgage RB	5.70%	10/01/17	2,000	2,000,260

Series 1997, First Mortgage RB	5.75%	10/01/23	2,355	2,349,795

New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB(d)	6.13%	06/01/18	2,005	1,724,721

Series 1999 A, RB(d)	6.75%	07/01/19	670	577,647

New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	920	848,203

Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,230	1,061,588

New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery);
Series 2001 A, First Mortgage RB	6.25%	11/01/20	1,560	1,474,075

Series 2001 A, First Mortgage RB	6.38%	11/01/31	1,500	1,318,305

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	750	601,823

Series 2006, First Mortgage RB	5.38%	11/01/36	900	659,484

New Jersey (State of) Economic Development Authority (The Millhouse); Series 2008 A, First Mortgage RB	7.50%	04/01/15	956	474,564

New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, Economic Development RB	5.75%	07/01/29	7,000	6,203,470

Series 2003 A-1, Economic Development RB	6.13%	07/01/23	3,450	3,336,219

Series 2003 A-1, Economic Development RB	6.25%	07/01/33	5,800	5,374,106

New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	1,985,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (Pasack Valley Hospital Association);
Series 2003, RB(j)	6.00%	07/01/13	$323	$3

Series 2003, RB(j)	6.50%	07/01/23	428	4

Series 2003, RB(j)	6.63%	07/01/36	2,496	25

New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/14	930	884,384

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	11,880	11,681,129

New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1A, RB	5.00%	06/01/41	20,000	13,257,000

				118,696,971

New Mexico–0.72%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,245	1,264,297

Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,386,331

Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,308,618

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	9,605,100

New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,135	2,154,578

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	6,000	5,979,240

New Mexico (State of) Hospital Equipment Loan Council (Rehoboth); Series 2007 A, Hospital RB	5.25%	08/15/26	2,000	1,660,740

New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB(d)	6.85%	12/01/31	4,455	4,145,066

RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (INS–GNMA)(e)	7.13%	12/15/27	2,440	2,440,000

San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB(d)	7.25%	12/01/31	3,110	3,059,307

Ventana West Public Improvement District; Series 2004, Special Levy RB	6.88%	08/01/33	1,500	1,430,685

				34,433,962

New York–5.08%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006, Ref. Civic Facility RB	7.00%	06/15/36	2,205	1,915,572

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB(f)	0.00%	07/15/31	3,890	1,153,852

Series 2009, CAB RB(f)	0.00%	07/15/32	8,500	2,347,870

Series 2009, CAB RB(f)	0.00%	07/15/33	3,915	1,006,038

Series 2009, CAB RB(f)	0.00%	07/15/34	2,000	477,660

Series 2009, CAB RB(f)	0.00%	07/15/44	23,805	2,898,021

Series 2009, CAB RB(f)	0.00%	07/15/45	17,410	1,968,375

Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,905	5,728,145

Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB(a)(b)	6.88%	05/01/13	805	885,750

Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	1,915,840

Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	3,933,610

Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 2009, Civic Facilities RB	6.20%	06/01/29	1,000	897,780

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,750	2,649,102

Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	27,935,226

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.25%	03/01/15	20,000	20,078,400

Series 2005 A, Liberty RB	6.50%	03/01/35	10,000	10,059,400

New York (City of) Industrial Development Agency (A Very Special Place Inc.); Series 2003 A, Civic Facility RB	7.00%	01/01/33	2,650	2,380,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(e)	5.25%	11/01/37	$7,350	$7,155,739

New York (City of) Industrial Development Agency (PSCH Inc.); Series 2003, RB	6.38%	07/01/33	1,275	1,113,062

New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2006, PILOT Bonds (INS–AMBAC)(e)	5.00%	01/01/26	5,000	4,869,900

Series 2006, PILOT Bonds (INS–AMBAC)(e)	5.00%	01/01/31	2,750	2,507,972

New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB(d)	7.95%	01/01/28	7,500	7,498,575

New York (City of) Industrial Development Agency; Series 2002 C, Civic Facility RB	6.80%	06/01/28	5,000	5,170,850

New York (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (Acquired 08/07/06; Cost $2,121,407)(i)(j)	6.13%	02/15/19	2,500	25

New York (City of); Series 1993 A-8, VRD GO Bonds (LOC–JP Morgan Chase Bank)(k)(l)	0.10%	08/01/17	315	315,000

New York (State of) Dormitory Authority (General Purpose); Series 2011 C, Personal Income Tax RB(h)	5.00%	03/15/31	15,000	16,372,350

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, RB	6.50%	12/01/21	10,100	10,609,949

Series 2008, RB	6.13%	12/01/29	2,125	2,111,379

Series 2008, RB	6.25%	12/01/37	9,275	9,069,280

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System); Series 2003 B, RB	5.75%	07/01/28	4,695	4,753,969

Series 2003 A, RB	5.50%	07/01/23	4,000	4,057,400

New York (State of) Energy Research & Development Authority; Series 1993, RB(g)	12.20%	04/01/20	2,500	2,524,100

New York (State of) Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(h)	5.00%	06/15/34	20,000	21,236,600

Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	3,331,880

Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	12,500	12,709,750

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB(b)(d)(g)(i)	6.63%	10/01/13	9,270	9,294,102

Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(i)	5.50%	01/01/37	2,500	1,915,600

Suffolk (County of) Industrial Development Agency (Gerwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,920	1,880,045

Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(d)	6.38%	01/01/39	7,680	5,884,339

Sullivan (County of) Industrial Development Agency (Hebrew Academy for Special Children); Series 2002, Civic Facility RB	7.50%	06/01/32	4,190	4,015,570

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,350	1,253,178

Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,325	2,875,959

UTICA (City of) Industrial Development Agency (UTICA College Civic Facility);
Series 2001, Civic Facility RB	6.75%	12/01/21	2,315	2,368,384

Series 2001, Civic Facility RB	6.85%	12/01/31	3,750	3,802,875

Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Mortgage IDR	6.38%	01/01/24	5,000	4,996,500

				241,925,468

North Carolina–0.84%
Halifax (County of) Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2001 A, RB(d)	5.90%	09/01/25	1,000	1,007,410

Johnston Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS–AGM)(e)(h)	5.25%	10/01/28	5,125	5,442,135

Series 2008, RB (INS–AGM)(e)(h)	5.25%	10/01/36	8,000	8,244,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Arbor Acres Community); Series 2002, First Mortgage Health Care Facilities RB(a)(b)	6.25%	03/01/12	$1,000	$1,039,770

North Carolina (State of) Medical Care Commission (Baptist Retirement); Series 2001-A, First Mortgage Health Care Facilities RB	6.40%	10/01/31	7,050	6,462,312

North Carolina (State of) Medical Care Commission (Forest at Duke); Series 2002, First Mortgage Retirement Facilities RB(a)(b)	6.38%	09/01/12	3,000	3,181,470

North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,425,106

North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	7,150	5,825,534

North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	9,650	7,455,783

				40,083,600

North Dakota–0.22%
Fargo (City of) (Trollwood Village);
Series 2001 A, Ref. MFH RB(d)	7.25%	09/01/21	495	396,589

Series 2001 A, Ref. MFH RB(d)	7.40%	09/01/26	765	574,798

Series 2001 A, Ref. MFH RB(d)	7.60%	09/01/31	2,120	1,537,742

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Sr. Housing RB	5.30%	12/01/34	2,400	2,004,120

Series 2006, Ref. Sr. Housing RB	5.20%	12/01/26	1,545	1,364,621

Traill (County of) (Hillsboro Medical Center); Series 2007, Health Care RB	5.50%	05/01/42	5,570	4,574,363

				10,452,233

Ohio–2.19%
Adams (County of) (Adams County Hospital); Series 2005, Facility Improvement RB	6.50%	09/01/36	20,455	13,744,942

Akron, Bath & Copley (Joint Township of) Hospital District (Summa Hospital); Series 1998 A, Hospital Facilities RB	5.38%	11/15/24	1,500	1,500,045

Athens (City of) (O’Bleness Memorial Hospital District);
Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,506,422

Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	4,002,840

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	20,000	14,086,000

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	955,890

Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,168,240

Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	5,000	5,009,300

Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	5,000	4,401,550

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,211,610

Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,355	1,224,256

Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,083,115

Hamilton (County of) (Garden Hill/Washington Park Apartments); Series 1996, MFH RB(d)(j)	7.75%	10/01/21	1,955	16,500

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	5,850	6,078,618

Lorain (County of) Port Authority (U.S. Steel Corp. Project); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,500	7,647,150

Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. Improvement Health Care Facilities RB	6.63%	08/15/30	500	500,295

Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	1,500	1,502,220

Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	1,000	1,000,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care MFH RB	6.38%	04/01/30	$2,000	$2,000,520

Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	5,000	4,977,400

Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation RB	6.20%	12/01/31	7,340	6,198,850

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	6,000	6,227,460

Pinnacle Community Infrastructure Financing Authority;
Series 2004 A, Facilities RB	6.00%	12/01/22	829	743,638

Series 2004 A, Facilities RB	6.25%	12/01/36	2,000	1,602,620

				104,390,351

Oklahoma–0.49%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	2,850,053

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	2,470	2,363,049

Oklahoma (County of) Finance Authority (Concordia); Series 2005 A, Retirement Facility RB	6.00%	11/15/38	2,000	1,764,580

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,173,310

Series 2007, Hospital RB	5.13%	12/01/36	9,430	7,922,897

Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Sr. Living Community RB	7.25%	11/01/40	3,000	3,075,090

Series 2010 A, Sr. Living Community RB	7.25%	11/01/45	2,000	2,050,060

				23,199,039

Oregon–0.97%
Clastop Care Center Health District;
Series 1998, Sr. Housing RB	6.00%	08/01/14	500	488,770

Series 1998, Sr. Housing RB	6.88%	08/01/28	6,145	5,580,705

Douglas (County of) Hospital Facility Authority (Elderly Housing-Forest Glen); Series 1997 A, RB(j)	7.50%	09/01/27	1,600	797,360

Gillam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB(d)	5.25%	07/01/29	9,220	9,291,455

Multnomah (County of) Hospital Facilities Authority (Terwilliger Plaza); Series 1999, RB(i)	6.50%	12/01/29	8,500	8,520,145

Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB(d)	7.25%	06/01/28	7,655	7,089,142

Warm Springs Reservation Confederated Tribes (Pelton Round Butte); Series 2009 B, Tribal Economic Development RB(i)	6.38%	11/01/33	3,000	3,031,590

Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB(a)(b)	7.00%	12/01/13	9,925	11,414,048

				46,213,215

Pennsylvania–3.59%
Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	6,250	5,249,375

Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC);
Series 1999, Cargo Facilities Lease RB(d)	6.63%	09/01/24	1,590	1,371,550

Series 2003, Cargo Facilities Lease RB(d)	7.75%	09/01/31	6,420	5,965,336

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,500	1,407,240

Berks (County of) Industrial Development Authority (One Douglassville ); Series 2007 A, Ref. First Mortgage RB(d)	6.13%	11/01/34	4,830	3,990,594

Blair (County of) Industrial Development Authority (Village of Pennsylvania State); Series 2002 A, First Mortgage RB(j)	7.00%	01/01/34	4,275	2,519,600

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,430,910

Series 2005 A, Retirement Community RB	6.25%	01/01/35	5,850	5,286,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Bucks (County of) Industrial Development Authority (Chandler);
Series 1999, First Mortgage Health Care Facilities RB	6.10%	05/01/14	$640	$639,942

Series 1999, First Mortgage Health Care Facilities RB	6.20%	05/01/19	1,900	1,824,874

Series 1999, First Mortgage Health Care Facilities RB	6.30%	05/01/29	3,450	3,006,537

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	1,000	1,000,180

Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	2,500	2,476,125

Chester (County of) Health & Education Facilities Authority (Jenner’s Pond, Inc.);
Series 2002, Sr. Living Facility RB(a)(b)	7.25%	07/01/12	2,250	2,423,835

Series 2002, Sr. Living Facility RB(a)(b)	7.63%	07/01/12	2,200	2,376,726

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	5,000	4,479,750

Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	11,080	9,825,633

Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Package RB	6.00%	01/01/25	8,175	6,438,793

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	2,500	2,189,700

Series 2006, Hospital RB	5.90%	07/01/40	3,800	3,205,110

Geisinger Authority; Series 2005 A, VRD Health System RB(l)	0.08%	05/15/35	12,200	12,200,000

Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	8,500	7,413,275

Hazelton (City of) Health Services Authority (St. Joseph Medical Center); Series 1996, Hospital RB	6.20%	07/01/26	2,230	2,230,535

Indiana (County of) Industrial Development Authority (PSEG Power LLC); Series 2001, PCR(d)	5.85%	06/01/27	2,200	2,219,756

Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	1,000	950,790

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	1,200	1,220,064

Series 2001, First Mortgage RB	7.75%	11/01/33	3,000	3,024,360

Series 1999 A, First Mortgage RB	6.00%	12/15/23	2,000	1,827,480

Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB	6.00%	11/01/23	9,085	5,461,993

Series 1998, RB	6.00%	11/01/18	3,000	1,970,670

Series 1999, RB	6.20%	11/01/14	2,950	2,265,423

Lehigh (County of) Industrial Development Authority (Lifepath, Inc.);
Series 1998, Health Facility RB	6.10%	06/01/18	2,120	1,881,288

Series 1998, Health Facility RB	6.30%	06/01/28	4,000	3,059,520

Montgomery (County of) (Adv. Geriatric); Series 1993 A, Health Care RB	8.38%	07/01/23	2,650	2,651,829

Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. Improvement RB	6.88%	04/01/36	8,185	7,605,175

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,298,980

Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,500	1,305,720

Series 2005, Mortgage RB	6.25%	02/01/35	9,505	7,965,665

Montgomery (County of) Industrial Development Authority (Wordsworth Academy); Series 1994, RB	7.75%	09/01/14	1,195	1,195,657

Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	1,600	1,605,216

Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,350	3,113,222

Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,575,000)(i)	6.50%	10/01/32	1,575	1,385,244

Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	1,965	1,982,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Authority for Industrial Development (Baptist Home of Philadelphia);
Series 1998 A, Health Care Facility RB	5.50%	11/15/18	$1,950	$779,981

Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	2,193,945

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Company Human Services, Inc.);
Series 2002 A, RB	6.13%	01/01/13	930	912,814

Series 2002 A, RB	7.25%	01/01/21	4,000	3,812,240

Philadelphia (City of) Authority for Industrial Development; Series 1990, Commercial Development Remarketing RB(d)	7.75%	12/01/17	11,550	11,559,586

Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(d)	6.50%	01/01/38	4,300	4,138,320

				171,339,241

Puerto Rico–0.31%
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB(a)(b)	5.25%	07/01/14	75	84,839

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Sub. Series 2010 C, Sales Tax CAB RB(f)	0.00%	08/01/38	53,500	9,488,760

Series 2007 A, Sales Tax CAB RB (INS–AMBAC)(e)(f)	0.00%	08/01/47	5,000	514,800

Series 2010 A, Sales Tax CAB RB(f)	0.00%	08/01/36	23,650	4,792,909

				14,881,308

Rhode Island–0.26%
Rhode Island (State of) Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	3,550	3,490,893

Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	9,800	8,932,406

				12,423,299

South Carolina–0.89%
Lancaster (County of) (Sun City Carolina Lakes); Series 2006, Assessment RB	5.45%	12/01/37	1,480	1,215,080

Lauren County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,132,306

Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment RB	5.25%	10/01/26	975	776,529

Series 2006 A, Tax Increment RB	5.30%	10/01/35	1,250	921,287

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	5,000	5,136,750

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	14,700	14,926,527

Series 2003 C, Hospital Facilities RB(a)(b)	6.38%	08/01/13	4,005	4,459,968

Series 2003 C, Hospital Facilities RB(a)(b)	6.38%	08/01/13	495	551,232

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB(j)	6.00%	11/15/37	3,700	1,474,265

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,071,500

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2007 A, RB(j)	6.00%	11/15/27	2,000	796,900

Series 2007 A, RB(j)	6.00%	11/15/42	7,800	3,107,910

South Carolina Educational Facilities Authority (Furman University); Series 2006 B, VRD Private Nonprofit Institutions RB(l)	0.12%	10/01/39	2,885	2,885,000

				42,455,254

South Dakota–0.21%
Keystone (Town of) (Water Quality Management Corp.); Series 1998 A, Economic Development RB(d)	6.00%	12/15/18	870	842,560

Minnehaha (County of) (Bethany Lutheran Home); Series 2002 A, Health Care Facilities RB(a)(b)	7.00%	12/01/12	3,750	4,045,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota–(continued)

Sioux Falls (City of) (Dow Rummel Village);
Series 2002 A, Health Facilities RB(a)(b)	6.63%	11/15/12	$1,750	$1,867,408

Series 2002 A, Health Facilities RB(a)(b)	6.75%	11/15/12	3,250	3,472,918

				10,228,723

Tennessee–1.44%
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	1,000	939,850

Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	2,950	2,700,725

Series 2004 A, Retirement Facilities RB	6.00%	02/15/19	1,015	1,004,779

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB(a)(b)	7.50%	07/01/12	5,000	5,384,250

Series 2000 A, Ref. First Mortgage Hospital RB(a)(b)	7.50%	07/01/12	4,000	4,307,400

Knox (County of) Health & Educational Facilities Board (Baptist Health System East Tennessee); Series 2002, Hospital Facilities RB	6.50%	04/15/31	2,500	2,582,625

Memphis (City of) Health Educational & Housing Facility Board (Hilldale Apartments); Series 2007, MFH RB(d)	6.70%	11/01/37	4,445	3,418,205

Metropolitan Government of Nashville & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, RB	5.65%	07/01/24	4,650	4,397,923

Shelby (County of) Health Educational & Housing Facilities Board (Germantown Village);
Series 2003 A, Residential Care RB	6.38%	12/01/13	1,100	1,092,003

Series 2003 A, Residential Care RB	7.00%	12/01/23	3,650	3,457,353

Shelby (County of) Health Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,700	3,473,856

Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	14,800	13,967,796

Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	750	634,815

Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	939,910

Series 2006 A, RB	5.75%	09/01/37	2,000	1,756,440

Sullivain (County of) Health Educational & Housing Facilities Board (Wellmont Health System); Series 2002, Hospital RB(a)(b)	6.25%	09/01/12	4,500	4,784,580

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	13,795,160

				68,637,670

Texas–11.98%
ABIA Development Corp. (Austin Belly Port Development, LLC); Series 1998 A, Airport Facilities RB(d)	6.50%	10/01/23	6,195	5,332,656

Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group);
Series 2003 A, Retirement Facilities RB	6.75%	11/15/28	2,000	1,734,740

Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	5,000	4,344,700

Alliance Airport Authority Inc. (American Airlines Inc.); Series 2007, Ref. Special Facilities RB(d)	5.25%	12/01/29	6,750	4,487,197

Angelina & Neches River Authority (Aspen Power LLC); Series 2007 A, Industrial Development Corp. Environmental RB(c)(d)	6.50%	11/01/29	9,480	5,832,286

Atlanta (City of) Hospital Authority;
Series 1999, Hospital Facility RB	6.70%	08/01/19	790	789,968

Series 1999, Hospital Facility RB	6.75%	08/01/29	3,735	3,398,589

Austin (City of) Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB(i)	5.75%	01/01/34	5,060	4,522,780

Austin-Bergstrom Landhost Enterprises Inc.; Series 1999 A, Sr. Airport & Hotel RB(m)	3.38%	04/01/27	2,920	1,639,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Bexar (County of) Health Facilities Development Corp. (Army Retirement Residence);
Series 2002, RB(a)(b)	6.13%	07/01/12	$750	$791,423

Series 2002, RB(a)(b)	6.30%	07/01/12	1,000	1,056,680

Bexar (County of) Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(d)	7.00%	01/01/39	4,115	3,727,367

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	7,657,224

Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	13,877,370

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	4,861,950

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,634,372

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp. (American Airlines, Inc.);
Series 1995, RB	6.00%	11/01/14	11,335	10,800,781

Series 1999, RB(d)	6.38%	05/01/35	2,030	1,506,625

Series 2007, Ref. RB(d)	5.50%	11/01/30	15,100	10,327,796

Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, Hospital RB	7.00%	09/01/25	10,500	10,525,200

Series 2004 A, Hospital RB	7.13%	09/01/34	7,250	7,151,690

Grand Prairie (City of) Housing Finance Corp. (Independent Senior Living Center);
Series 2003, Priority Lien RB	7.50%	07/01/17	1,040	1,051,107

Series 2003, Priority Lien RB	7.63%	01/01/20	655	665,002

Series 2003, Priority Lien RB	7.75%	01/01/34	6,795	6,744,717

Series 2003, Sub. Lien RB	0.00%	07/01/17	610	29,567

Series 2003, Sub. Lien RB	0.00%	01/01/20	345	16,722

Series 2003, Sub. Lien RB	0.00%	01/01/34	3,595	174,250

Grapevine (City of) Industrial Development Corp. (Air Cargo); Series 2002, Sr. RB(d)	6.50%	01/01/24	1,850	1,637,343

Gregg (County of) Health Facilities Development Corp. (Good Shepherd);
Series 2002 A, Hospital RB(a)(b)	6.38%	10/01/12	1,830	1,949,005

Series 2002 A, Hospital RB(a)(b)	6.50%	10/01/12	1,220	1,300,984

Series 2002 A, Hospital RB	6.38%	10/01/21	1,170	1,185,584

Series 2002 A, Hospital RB	6.50%	10/01/26	2,070	2,083,145

Series 2002 A, Hospital RB	6.50%	10/01/29	780	783,494

HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	8,100	7,049,349

Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	3,155	2,579,496

HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	4,780,523

Series 2009 A, RB	7.75%	11/15/44	15,345	14,255,965

HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	3,417,210

Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	10,066,140

Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,500	1,386,135

Series 2008, RB	6.00%	02/15/38	2,000	1,816,080

Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 1998 C, Airport System Special Facilities RB(d)	5.70%	07/15/29	4,730	4,211,687

Series 2001, Airport System Special Facilities RB(d)	7.38%	07/01/22	1,100	1,103,388

Series 2001 E, Airport System Special Facilities RB(d)	6.75%	07/01/29	6,000	5,898,060

Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB(a)(b)	7.00%	02/15/14	500	582,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of) Industrial Development Corp. (Air Cargo); Series 2002, Sr. RB(d)	6.38%	01/01/23	$3,960	$3,491,096

Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/25	6,800	7,369,704

Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/23	6,580	7,290,903

Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/24	3,670	4,024,045

Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/26	3,000	3,228,750

Series 2011 A, Ref. First Lien Utility System RB(h)	5.25%	11/15/31	18,360	20,148,815

La Vernia (City of) Higher Education Finance Corp. (Kipp, Inc.); Series 2009 A, RB	6.38%	08/15/44	7,225	7,500,489

Series 2009 A, RB	6.25%	08/15/39	1,210	1,250,487

Lone Star College System; Series 2009, Limited Tax GO Bonds(h)	5.00%	08/15/34	23,200	25,203,320

Love Field Airport Modernization Corp. (Southwest Airlines Co.–Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	7,700	7,261,562

Lubbock (City of) Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	8,228,430

Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,363,475

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/37	3,000	2,521,410

Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	10,405	9,255,768

Midlothian (City of) Development Authority; Series 2004, Tax Increment Contract Allocation RB(i)	6.20%	11/15/29	3,500	3,501,015

North Texas Tollway Authority;
Series 2008 A, First Tier RB (INS–BHAC)(e)(h)	5.75%	01/01/48	30,545	31,975,728

Series 2011 B, Special Project System CAB RB(f)	0.00%	09/01/37	15,500	2,929,965

Orange (City of) Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,335	3,019,476

Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.50%	08/15/39	4,000	4,051,800

San Antonio (City of) Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS–AMBAC)(d)(e)	5.00%	07/15/39	15,900	13,691,967

Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.38%	11/15/44	8,650	8,695,499

Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	11,000	11,072,930

Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	5,000	4,969,850

Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	8,500	8,547,685

Series 2010 A, Retirement Facility RB	8.25%	11/15/44	9,000	9,070,020

Tarrant (County of) Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 C-1, Retirement Facility RB	7.50%	11/15/16	20,000	20,056,400

Series 2009 C-2, Retirement Facility RB	6.50%	11/15/14	5,000	4,996,500

Texas (State of) Department Housing & Community Affairs (Linked SAVRS & RIBS); Series 1992 C, Home Mortgage RB (CEP–GNMA)(d)(e)	6.90%	07/02/24	450	503,181

Texas (State of) Public Finance Authority (School Excellence Education); Series 2004 A, Charter School Finance Corp. RB(i)	7.00%	12/01/34	3,575	3,342,017

Texas (State of) Student Housing Corp. (Midwestern State University);
Series 2002, RB(a)(b)	6.50%	09/01/12	1,000	1,069,380

Series 2002, RB(a)(b)	6.50%	09/01/12	5,875	6,282,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas (State of) Turnpike Authority (Central Texas Turnpike);
Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/33	$28,165	$6,973,936

Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/32	22,115	5,942,964

Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/36	19,000	3,704,240

Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/37	30,000	5,423,100

Texas (State of) Water Development Board; Series 2008 B, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/28	11,425	12,349,168

Series 2008 B, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/29	5,000	5,374,200

Series 2008 A, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/25	15,000	16,467,300

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	18,100	18,713,771

Tomball (City of) Hospital Authority (Tomball Regional Hospital);
Series 1999, Hospital RB	6.00%	07/01/25	3,650	3,484,107

Series 1999, Hospital RB	6.00%	07/01/29	6,010	5,740,512

Tyler (City of) Health Facilities Development Corp. (Mother Frances Hospital); Series 2007, Ref. Hospital RB	5.00%	07/01/33	10,540	9,466,501

University of Texas; Series 2004 D, Financing System RB(a)(b)(h)	5.00%	08/15/14	1,000	11,318,600

Series 2004 D, Financing System RB(a)(b)(h)	5.00%	08/15/14	15,000	16,977,900

Wichita (County of) Health Facilities Development Corp. (Rolling Meadows Facility); Series 1998 A, Ref. RB	6.25%	01/01/28	7,790	6,817,730

Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	7,000	6,796,160

				571,232,521

Utah–0.36%
Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment Bonds	8.25%	02/01/21	1,193	1,203,749

Tooele (County of) (Union Pacific); Series 1992, Hazardous Waste Treatment RB(d)	5.70%	11/01/26	5,000	5,022,000

Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB	7.00%	07/15/40	5,000	4,645,000

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,205,662

Series 2010, Charter School RB	6.38%	07/15/40	1,000	943,460

Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	4,240	3,983,141

				17,003,012

Vermont–0.20%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	3,839,377

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	1,290	1,252,990

Series 2002 A, RB	6.50%	06/15/32	2,170	2,005,015

Vermont (State of) Educational & Health Buildings Financing Agency (Vermont Council Development Mental Health);
Series 1999 A, RB	6.13%	12/15/14	1,335	1,349,672

Series 1999 A, RB	6.25%	12/15/19	885	882,637

				9,329,691

Virgin Islands–0.10%
Virgin Islands (Commonwealth of) (Matching Fund Loan Note-Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	4,778,415

Virginia–1.76%
Albemarle (County of) Industrial Development Authority (Covenant School, Inc.); Series 2001 A, Educational Facilities RB	7.75%	07/15/32	4,000	3,873,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Bell Creek Community Development Authority;
Series 2003 A, Special Assessment Bonds	6.75%	03/01/22	$331	$329,527

Series 2003 B, Special Assessment Bonds	7.00%	03/01/32	1,710	1,631,494

Broad Street Community Development Authority; Series 2003, Special Assessment RB(a)(b)	7.50%	06/01/13	7,483	8,485,498

Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB	6.60%	03/01/25	1,395	1,063,562

Series 2003 B, Special Assessment RB	6.75%	03/01/34	7,745	5,424,056

Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment Bonds	6.25%	03/01/37	9,700	6,081,221

Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	3,000	2,753,940

Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	3,500	3,127,740

Dulles Town Center Community Development Authority (Dulles Town Center); Series 1998, Special Assessment Bonds	6.25%	03/01/26	2,355	2,354,953

Fairfax (County of) Economic Development Authority (Lewinsville Retirement Village); Series 2007 A, Sr. Living RB	5.25%	03/01/32	2,250	1,816,425

Henrico (County of) Economic Development Authority (United Methodist); Series 2002, Health Care Facility RB(a)(b)	6.70%	06/01/12	795	832,373

Isle Wight (County of) Industrial Development Authority; Series 2003 A, Environment Improvement RB(d)	5.70%	11/01/27	5,200	5,158,920

Lexington (City of) Industrial Development Authority (Kendall at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	2,050	1,712,693

New Port Community Development Authority;
Series 2006, Special Assessment Bonds	5.50%	09/01/26	956	553,036

Series 2006, Special Assessment Bonds	5.60%	09/01/36	2,500	1,364,825

Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.35%	09/01/28	1,487	1,485,468

Series 2007, Special Obligation RB	6.45%	09/01/37	4,219	4,182,253

The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment Bonds	5.45%	03/01/36	7,000	4,653,250

Series 2006 C, Special Assessment Bonds	5.80%	03/01/36	7,250	5,072,607

Virginia (State of) Gateway Community Development Authority (Prince William City); Series 2003, Special Assessment Bonds	6.38%	03/01/30	3,859	3,811,611

Virginia (State of) Gateway Community Development Authority; Series 1999, Special Assessment Bonds	6.25%	03/01/26	1,645	1,635,706

Virginia (State of) Small Business Financing Authority Series 2008 A, Hospital RB	0.12%	07/01/42	2,000	2,000,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(i)	9.00%	07/01/39	8,300	8,732,762

Washington (County of) Industrial Development Authority (Mountain State Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,654,750

				83,791,870

Washington–3.31%
Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.75%	01/01/38	8,000	6,554,160

Kennewick (City of) Public Hospital District; Series 2001, Ref. Improvement RB	6.30%	01/01/25	2,000	1,921,460

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,700,652

King (County of); Series 2011 B, Sewer RB(h)	5.00%	01/01/34	38,540	40,730,614

Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB(d)	7.25%	04/01/30	24,060	24,093,684

Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2004, Ref. RB	6.00%	12/01/23	1,000	1,026,080

Series 2010, RB	6.00%	12/01/30	3,160	3,240,801

Series 2010, RB	5.75%	12/01/35	4,000	3,887,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	$9,145	$9,415,418

Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	3,500	3,271,870

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	10,800	11,940,156

Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,446,794

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(i)	6.20%	01/01/36	19,025	17,997,460

Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(h)	5.00%	02/01/29	18,450	20,581,529

				157,808,238

West Virginia–0.54%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(d)	5.50%	10/15/37	5,250	5,080,162

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.00%	10/01/20	1,500	1,481,355

Series 2008, Hospital RB	6.50%	10/01/38	8,000	7,544,240

Series 2008, Hospital RB	6.75%	10/01/43	12,000	11,580,600

				25,686,357

Wisconsin–1.17%
Baldwin (Village of);
Series 1998 A, Hospital Mortgage RB	6.38%	12/01/28	5,180	4,926,491

Series 1998 A, Hospital Mortgage RB	6.13%	12/01/18	800	799,976

Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,545	3,375,301

Milwaukee (City of) (Air Cargo);
Series 2002, Sr. RB(d)	6.50%	01/01/25	1,440	1,266,811

Series 2002, Sub. RB(d)	7.50%	01/01/25	2,250	2,148,165

Superior (City of) (Superior Water, Light & Power Company); Series 2007 B, Collateralized Utility RB(d)	5.75%	11/01/37	4,000	4,022,280

Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.);
Series 2003, RB	7.13%	01/15/22	935	917,815

Series 2003, RB	7.25%	01/15/33	2,355	2,237,368

Wisconsin (State of) Health & Educational Facilities Authority (Divine Savior Health Care); Series 2002 C, RB(a)(b)	7.50%	05/01/12	3,380	3,536,731

Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	1,750	1,180,672

Series 2004, RB	6.13%	12/01/34	4,400	2,904,572

Wisconsin (State of) Health & Educational Facilities Authority (Froedert & Community); Series 2001, RB	5.38%	10/01/30	330	332,624

Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	1,115	1,040,183

Series 1998, RB	5.75%	10/01/28	2,485	2,118,661

Series 1998, Special Term RB	5.90%	10/01/28	335	290,485

Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	2,750	2,187,735

Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	1,500	1,478,865

Series 2004 A, RB	6.25%	04/01/34	1,750	1,654,012

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.50%	07/01/23	1,200	1,202,112

Series 2003, RB	6.63%	07/01/28	1,000	995,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	$5,980	$5,956,738

Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	10,155,684

Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	1,000	1,013,680

				55,742,831

Wyoming–0.11%
Teton (County of) Hospital District (St. John’s Medical Center);
Series 2002, RB(a)(b)	6.75%	06/01/12	2,100	2,220,036

Series 2002, RB(a)(b)	6.75%	06/01/12	835	882,729

Series 2002, RB(a)(b)	6.75%	06/01/12	2,165	2,288,751

				5,391,516

TOTAL INVESTMENTS–107.89% (Cost $5,497,096,022)				5,142,548,536

FLOATING RATE NOTE OBLIGATIONS–(9.52)%
Notes with interest rates ranging from 0.12% to 0.31% at 08/31/11 and contractual maturities of collateral ranging from 07/01/22 to 06/15/50 (See Note 1M)(n)				(453,740,000)

OTHER ASSETS LESS LIABILITIES–1.63%				77,767,842

NET ASSETS–100.00%				$4,766,576,378

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Invesco Van Kampen High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at August 31, 2011 represented 0.38% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1M.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $211,442,578, which represented 4.44% of the Trust’s Net Assets.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The value of these securities at August 31, 2011 represented 1.42% of the Fund’s Net Assets.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(m)	The issuer is paying less than stated interest, but is not in default on principal, because scheduled principal payments have not yet begun.
(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $766,952,455 are held by Dealer Trusts and serve as collateral for the $453,740,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2011

Revenue Bonds	90.1%

General Obligation Bonds	5.8

Pre-Refunded Bonds	4.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Invesco Van Kampen High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $5,497,096,022)	$5,142,548,536

Cash	3,103,485

Receivable for:
Investments sold	61,588,906

Fund shares sold	7,526,188

Interest	92,258,847

Investment for trustee deferred compensation and retirement plans	19,710

Other assets	110,934

Total assets	5,307,156,606

Liabilities:
Floating rate note obligations	453,740,000

Payable for:
Investments purchased	66,048,715

Fund shares reacquired	15,202,814

Dividends	3,128,107

Accrued fees to affiliates	2,107,467

Accrued other operating expenses	283,070

Trustee deferred compensation and retirement plans	70,055

Total liabilities	540,580,228

Net assets applicable to shares outstanding	$4,766,576,378

Net assets consist of:
Shares of beneficial interest	$5,775,602,735

Undistributed net investment income	29,917,281

Undistributed net realized gain (loss)	(684,396,152)

Unrealized appreciation (depreciation)	(354,547,486)

$4,766,576,378

Net assets:
Class A	$3,418,929,672

Class B	$194,879,652

Class C	$803,300,535

Class Y	$349,466,519

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	371,393,371

Class B	21,135,885

Class C	87,439,641

Class Y	37,887,347

Class A:
Net asset value per share	$9.21

Maximum offering price per share
(Net asset value of $9.21 divided by 95.25%)	$9.67

Class B:
Net asset value and offering price per share	$9.22

Class C:
Net asset value and offering price per share	$9.19

Class Y:
Net asset value and offering price per share	$9.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Invesco Van Kampen High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$180,217,535

Expenses:
Advisory fees	12,479,576

Administrative services fees	314,832

Custodian fees	89,014

Distribution fees:
Class A	4,239,049

Class B	280,929

Class C	4,006,816

Interest, facilities and maintenance fees	2,731,824

Transfer agent fees	1,092,940

Trustees’ and officers’ fees and benefits	85,871

Other	386,264

Total expenses	25,707,115

Less: Expense offset arrangement(s)	(730)

Net expenses	25,706,385

Net investment income	154,511,150

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(56,992,347)

Change in net unrealized appreciation of investment securities	242,447,794

Net realized and unrealized gain	185,455,447

Net increase in net assets resulting from operations	$339,966,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Invesco Van Kampen High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the period December 1, 2010 to February 28, 2011 and the year ended November 30, 2010
(Unaudited)

	Six months	Three months
	ended	ended	Year ended
	August 31,	February 28,	November 30,
	2011	2011	2010*

Operations:
Net investment income	$154,511,150	$85,117,911	$346,089,800

Net realized gain (loss)	(56,992,347)	(35,964,962)	(67,412,654)

Change in net unrealized appreciation (depreciation)	242,447,794	(211,008,193)	156,171,816

Net increase (decrease) in net assets resulting from operations	339,966,597	(161,855,244)	434,848,962

Distributions to shareholders from net investment income:
Class A	(104,338,207)	(55,109,686)	(245,151,404)

Class B	(6,596,680)	(3,714,961)	(17,941,996)

Class C	(21,720,518)	(11,743,704)	(50,039,288)

Class Y	(15,529,772)	(8,221,257)	(22,417,855)

Total distributions from net investment income	(148,185,177)	(78,789,608)	(335,550,543)

Share transactions-net*:
Class A	(113,491,101)	(310,783,405)	504,177,682

Class B	(64,496,591)	(36,255,313)	(24,383,594)

Class C	(40,880,808)	(99,837,695)	137,515,032

Class Y	(187,767,657)	17,942,908	242,027,701

Net increase (decrease) in net assets resulting from share transactions	(406,636,157)	(428,933,505)	859,336,821

Net increase (decrease) in net assets	(214,854,737)	(669,578,357)	958,635,240

Net assets:
Beginning of period	4,981,431,115	5,651,009,472	4,692,374,232

End of period (includes undistributed net investment income of $29,917,281, $23,591,308 and $17,610,939, respectively)	$4,766,576,378	$4,981,431,115	$5,651,009,472

*	For the year ended November 30, 2010, proceeds from shares sold include $1,059,255,837 of proceeds from shares acquired through a merger. (See Note 9 in the Notes to Financial Statements for further information.)

Notes to Financial Statements

For the six months ended August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investment policies of the Fund.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

46        Invesco Van Kampen High Yield Municipal Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to

47        Invesco Van Kampen High Yield Municipal Fund

taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund will eliminate the 2% redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
L.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

48        Invesco Van Kampen High Yield Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $300 million	0.60%

Next $300 million	0.55%

Over $600 million	0.50%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed through June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.87%, 1.62%, 1.62% and 0.62%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $215,504 in front-end sales commissions from the sale of Class A shares and $75,370, $117,729 and $32,325 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

49        Invesco Van Kampen High Yield Municipal Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$5,142,548,536	$—	$5,142,548,536

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $730.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $6,160 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company (“SSB”), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $441,095,714 and 1.23%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $511,954,188 of capital loss carryforward in the fiscal year ending February 29, 2012.

50        Invesco Van Kampen High Yield Municipal Fund

  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 29, 2012	$67,492,832

February 28, 2013	63,838,546

February 28, 2014	6,419,495

February 28, 2015	9,560,072

February 29, 2016	148,296,962

February 28, 2017	222,991,741

February 28, 2018	67,932,498

February 28, 2019	42,986,976

Total capital loss carryforward	$629,519,122

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $411,548,306 and $883,982,021, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$150,891,020

Aggregate unrealized (depreciation) of investment securities	(503,400,605)

Net unrealized appreciation (depreciation) of investment securities	$(352,509,585)

Cost of investments for tax purposes is $5,495,058,121.

51        Invesco Van Kampen High Yield Municipal Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Three months ended		Year ended
	August 31, 2011(a)		February 28, 2011		November 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	19,408,850	$175,623,335	11,067,478	$98,744,642	159,484,468	$1,470,723,912

Class B	123,117	1,118,762	50,693	451,927	9,571,549	88,254,998

Class C	4,208,062	38,008,311	1,820,038	16,121,041	34,710,957	320,856,895

Class Y	11,257,392	100,986,956	10,929,727	97,122,929	47,059,756	442,842,976

Issued as reinvestment of dividends:
Class A	5,728,356	51,825,131	3,055,163	27,081,228	21,225,505	198,809,177

Class B	386,228	3,496,101	218,318	1,933,741	1,574,692	14,726,724

Class C	1,430,386	12,891,551	723,422	6,393,532	3,989,962	37,310,791

Class Y	1,518,021	13,682,060	791,160	7,024,656	1,232,848	11,672,336

Automatic conversion of Class B shares to Class A shares:
Class A	5,299,283	47,747,767	1,637,526	14,490,241	4,275,266	40,397,281

Class B	(5,292,378)	(47,747,767)	(1,638,662)	(14,490,241)	(4,276,454)	(40,397,281)

Reacquired:(b)
Class A	(43,192,622)	(388,687,334)	(50,806,520)	(451,099,516)	(128,955,125)	(1,205,752,688)

Class B	(2,381,285)	(21,363,687)	(2,733,847)	(24,150,740)	(9,321,056)	(86,968,035)

Class C	(10,243,063)	(91,780,670)	(13,854,916)	(122,352,268)	(23,696,533)	(220,652,654)

Class Y	(33,315,516)	(302,436,673)	(9,717,872)	(86,204,677)	(22,859,317)	(212,487,611)

Net increase (decrease) in share activity	(45,065,169)	$(406,636,157)	(48,458,292)	$(428,933,505)	94,016,518	$859,336,821

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $48,919, $505,719 and $82,826 allocated among the classes based on relative net assets of each class for the six months ended August 31, 2011, the period ended February 28, 2011 and the year ended November 30, 2010, respectively.

  On December 11, 2009, the Fund acquired all of the assets and liabilities of the Van Kampen Strategic Municipal Income Fund (“Strategic Municipal”) through a tax free reorganization approved by Strategic Municipal shareholders on October 21, 2009. The Fund issued 94,839,192, 6,046,154, 14,375,220 and 661,765 shares of Classes A, B, C and Y valued at $866,830,212, $55,261,850, $131,102,008 and $6,061,767, respectively, in exchange for Strategic Municipal’s net assets. The shares of Strategic Municipal were converted into Fund shares at a ratio 1.120 to 1, 1.120 to 1, 1.133 to 1 and 1.117 to 1 for Classes A, B, C and Y, respectively. Net unrealized depreciation of Strategic Municipal as of December 11, 2009 was $179,662,610. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended November 30, 2010. Combined net assets on the day of reorganization were $5,731,523,519. Included in these net assets was a capital loss carryforward of $210,957,574, deferred compensation of $236,859 and deferred pension of $129,814.

52        Invesco Van Kampen High Yield Municipal Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Supplemental
												ratio of
												expenses to
												average net
			Net gains									assets
			(losses)									(excluding		Ratio of net
	Net asset		on securities		Dividends					Ratio of		interest,		investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	expenses		facilities and		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	to average		maintenance		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return		(000s omitted)	net assets		fees)(b)		net assets		turnover(c)

Class A
Six months ended 08/31/11	$8.85	$0.29	$0.35	$0.64	$(0.28)	$9.21	7.32	%(d)	$3,418,930	0.95	%(e)	0.84	%(e)	6.39	%(e)	8%
Three months ended 02/28/11	9.24	0.15	(0.40)	(0.25)	(0.14)	8.85	(2.72	)(d)	3,399,724	0.84	(n)	0.76	(n)	6.80	(n)	3
Year ended 11/30/10	9.07	0.57	0.15	0.72	(0.55)	9.24	8.07	(d)	3,875,386	0.91		0.84		6.10		20
Year ended 11/30/09	8.15	0.58	0.92	1.50	(0.58)	9.07	19.33	(f)	3,294,547	0.97		0.87		6.90		16
Year ended 11/30/08	10.61	0.59	(2.48)	(1.89)	(0.57)	8.15	(18.57	)(f)	2,662,943	1.21		0.86		5.96		49
Year ended 11/30/07	11.24	0.58	(0.64)	(0.06)	(0.57)	10.61	(0.57	)(f)	3,185,041	1.55		0.84		5.23		26
Year ended 11/30/06	10.82	0.60	0.41	1.01	(0.59)	11.24	9.63	(f)	3,217,606	1.37		0.85		5.44		27

Class B
Six months ended 08/31/11	8.85	0.29	0.35	0.64	(0.27)	9.22	7.42	(d)(g)	194,880	0.95	(e)(g)	0.84	(e)(g)	6.39	(e)(g)	8
Three months ended 02/28/11	9.24	0.14	(0.41)	(0.27)	(0.12)	8.85	(2.90	)(d)(g)	250,532	1.39	(g)(n)	1.31	(g)(n)	6.25	(g)(n)	3
Year ended 11/30/10	9.07	0.50	0.15	0.65	(0.48)	9.24	7.27	(d)	299,439	1.66		1.59		5.35		20
Year ended 11/30/09	8.15	0.51	0.93	1.44	(0.52)	9.07	18.46	(h)	316,094	1.72		1.62		6.15		16
Year ended 11/30/08	10.61	0.52	(2.49)	(1.97)	(0.49)	8.15	(19.21	)(h)	329,752	1.96		1.61		5.19		49
Year ended 11/30/07	11.24	0.49	(0.63)	(0.14)	(0.49)	10.61	(1.32	)(h)	505,758	2.30		1.59		4.48		26
Year ended 11/30/06	10.82	0.52	0.41	0.93	(0.51)	11.24	8.81	(h)	632,074	2.12		1.60		4.69		27

Class C
Six months ended 08/31/11	8.83	0.26	0.35	0.61	(0.25)	9.19	6.94	(d)	803,301	1.70	(e)	1.59	(e)	5.64	(e)	8
Three months ended 02/28/11	9.23	0.13	(0.41)	(0.28)	(0.12)	8.83	(3.02	)(d)	813,001	1.59	(n)	1.51	(n)	6.05	(n)	3
Year ended 11/30/10	9.05	0.50	0.16	0.66	(0.48)	9.23	7.40	(d)	953,475	1.66		1.59		5.35		20
Year ended 11/30/09	8.14	0.51	0.92	1.43	(0.52)	9.05	18.36	(i)	799,982	1.72		1.62		6.09		16
Year ended 11/30/08	10.60	0.51	(2.48)	(1.97)	(0.49)	8.14	(19.22	)(i)	584,835	1.96		1.61		5.22		49
Year ended 11/30/07	11.22	0.49	(0.62)	(0.13)	(0.49)	10.60	(1.22	)(i)(j)	656,854	2.29	(j)	1.58	(j)	4.50	(j)	26
Year ended 11/30/06	10.81	0.52	0.40	0.92	(0.51)	11.22	8.73	(i)(j)	654,233	2.11	(j)	1.59	(j)	4.70	(j)	27

Class Y(k)
Six months ended 08/31/11	8.87	0.29	0.34	0.63	(0.28)	9.22	7.33	(d)	349,467	0.70	(e)	0.59	(e)	6.64	(e)	8
Three months ended 02/28/11	9.26	0.15	(0.40)	(0.25)	(0.14)	8.87	(2.65	)(d)	518,173	0.59	(n)	0.51	(n)	7.05	(n)	3
Year ended 11/30/10	9.09	0.60	0.15	0.75	(0.58)	9.26	8.33	(d)	522,709	0.66		0.59		6.35		20
Year ended 11/30/09	8.17	0.59	0.93	1.52	(0.60)	9.09	19.57	(l)	281,752	0.72		0.62		6.94		16
Year ended 11/30/08	10.64	0.62	(2.50)	(1.88)	(0.59)	8.17	(18.39	)(l)	55,427	0.99		0.64		6.70		49
Year ended 11/30/07	11.25	0.60	(0.61)	(0.01)	(0.60)	10.64	(0.14	)(l)	1,557	1.30		0.59		5.49		26
Year ended 11/30/06(m)	10.98	0.47	0.26	0.73	(0.46)	11.25	6.85	(l)	318	1.12		0.60		5.69		27

(a)	Calculated using average shares outstanding.
(b)	For the years ended November 30, 2010 and prior, ratio does not excluded facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,372,808, $222,750, $797,008 and $482,135 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% and 0.80% for the six months ended August 31, 2011 and the period ended February 28, 2011, respectively.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within the one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	On June 1, 2010, Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
(l)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(m)	Commencement date of March 1, 2006.
(n)	Annualized.

53        Invesco Van Kampen High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$1,073.20	$4.95	$1,020.36	$4.82	0.95%

B	1,000.00	1,074.20	4.95	1,020.36	4.82	0.95

C	1,000.00	1,069.40	8.84	1,016.59	8.62	1.70

Y	1,000.00	1,073.30	3.65	1,021.62	3.56	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

54        Invesco Van Kampen High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen High Yield Municipal Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

55        Invesco Van Kampen High Yield Municipal Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

56        Invesco Van Kampen High Yield Municipal Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-HYM-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Intermediate Term Municipal Income Fund
Semiannual Report to Shareholders ▪ August 31, 2011

Nasdaq:
A: VKLMX ▪ B: VKLBX ▪ C: VKLCX ▪ Y: VKLIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

19	Financial Statements

21	Notes to Financial Statements

27	Financial Highlights

28	Fund Expenses

29	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.18%

Class B Shares	4.74

Class C Shares	4.80

Class Y Shares	5.32

Barclays Capital Municipal Bond Index▼(Broad Market/Style-Specific Index)	6.39

▼	Lipper Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (5/28/93)		4.76%	4.73%	4.68%

10	Years	3.92	3.86	3.85

5	Years	3.45	3.44	3.49

1	Year	-2.58	-2.58	-0.37

Class B Shares

Inception (5/28/93)		4.71%	4.67%	4.61%

10	Years	4.21	4.15	4.08

5	Years	3.67	3.67	3.63

1	Year	-3.31	-3.31	-1.05

Class C Shares

Inception (10/19/93)		3.97%	3.93%	3.88%

10	Years	3.67	3.62	3.56

5	Years	3.68	3.68	3.60

1	Year	0.60	0.60	1.49

Class Y Shares

Inception (8/12/05)		4.51%	4.49%	4.43%

5	Years	4.69	4.69	4.61

1	Year	2.51	2.51	3.08

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (5/28/93)		4.69%	4.65%	4.61%

10	Years	3.97	3.91	3.91

5	Years	3.48	3.48	3.52

1	Year	-1.21	-1.21	0.55

Class B Shares

Inception (5/28/93)		4.63%	4.59%	4.54%

10	Years	4.23	4.18	4.11

5	Years	3.74	3.74	3.70

1	Year	-1.92	-1.92	-0.11

Class C Shares

Inception (10/19/93)		3.89%	3.85%	3.81%

10	Years	3.71	3.66	3.60

5	Years	3.73	3.73	3.65

1	Year	2.06	2.06	2.48

Class Y Shares

Inception (8/12/05)		4.26%	4.23%	4.22%

5	Years	4.74	4.74	4.66

1	Year	4.00	4.00	4.10

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.76%, 1.51%, 1.51% and 0.51%, respectively. 1, 2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.90%, 1.65%, 1.65% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005, and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
1	Total annual Fund operating expenses after a contractual advisory fee waiver equal to 0.10% of the average daily net assets of the Fund by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

3 Invesco Van Kampen Intermediate Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.78%
Alabama–0.20%
Health Care Authority for Baptist Health (The); Series 2009 A, RB(a)(b)	6.13%	05/15/12	$1,000	$1,028,730

Alaska–1.19%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	276,948

Series 2009 1, RB	5.25%	09/01/24	400	439,352

Alaska (State of) Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS–NATL)(c)	5.00%	08/01/15	2,680	3,050,590

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS–AGC)(c)	5.00%	09/01/19	1,000	1,190,470

Series 2009, Lease RB (INS–AGC)(c)	5.50%	09/01/23	1,000	1,162,590

				6,119,950

Arizona–2.71%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,093,240

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	541,250

Series 2009 C, Health Facilities RB(a)(b)	5.00%	07/01/14	1,500	1,638,720

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR(a)(b)	6.00%	05/01/14	2,400	2,642,016

Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR(a)(b)	5.50%	06/01/14	1,000	1,079,710

Series 2009 E, PCR(a)(b)	5.75%	06/01/16	1,000	1,142,400

Phoenix (City of) Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(d)	5.00%	07/01/13	1,000	1,066,160

Phoenix (City of) Industrial Development Authority (Career Success Schools Project); Series 2009, Education RB	6.13%	01/01/20	500	480,885

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2008, Water & Wastewater RB(d)	6.38%	12/01/18	500	492,885

Pinal (County of) Electric District No. 4; Series 2008, Electric System RB	5.25%	12/01/18	500	544,215

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,158,900

University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,083,880

				13,964,261

California–10.86%
Adelanto (City of) Public Utility Authority (Utility System Project); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,039,090

Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	1,450	1,450,609

California (State of) Department of Water Resources; Series 2002 A, Power Supply RB(b)(e)	5.38%	05/01/12	1,500	1,566,825

California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	540,870

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB(a)(b)	5.00%	07/01/14	500	546,970

California (State of) Municipal Finance Authority (Community Hospitals Central California); Series 2007, COP	5.00%	02/01/21	2,000	1,982,160

California (State of) Municipal Finance Authority (High Technology High Chula Vista); Series 2008 B, Educational Facility RB(f)	5.50%	07/01/18	875	871,483

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS–FHA)(c)	6.25%	08/01/24	2,000	2,345,660

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	5.25%	11/15/14	1,065	1,100,273

Series 2009, Senior Living RB	6.25%	11/15/19	600	648,036

Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	1,000	792,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	$1,000	$1,170,770

Indio (City of) Redevelopment Agency (Indio Merged Redevelopment); Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	1,470	1,318,061

Los Angeles (City of) Department of Water & Power; Sub. Series 2001 B-2, VRD Water System RB(g)	0.05%	07/01/35	3,000	3,000,000

Los Angeles (City of) Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,714,944

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/18	165	160,665

Oakland (Port of);
Series 2002 L, RB(b)(d)(e)	5.00%	11/01/12	170	178,952

Series 2002 L, RB (INS–NATL)(c)(d)	5.00%	11/01/21	1,330	1,345,362

Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub RB(d)	5.30%	07/01/13	215	215,355

Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(h)	0.00%	08/01/16	1,880	1,608,396

Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	576,718

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,618,965

Riverside (County of) (Public Safety Communication and Refunding); Series 2007 A, COP (INS–AMBAC)(c)	5.00%	11/01/14	3,500	3,842,720

Sacramento (County of) (PFC Grant); Series 2009 D, Sub. Airport System RB	5.38%	07/01/26	2,000	2,137,000

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	981,000

San Francisco (City of) City & County Airports Commission; Series 2011, International Airport RB	5.00%	05/01/23	2,000	2,099,000

San Francisco (City of) City & County Redevelopment Agency (Mission Bay South); Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	520,375

San Francisco (City of) City & County Redevelopment Agency (Mission Bay South);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,140,693

Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,044,950

San Jose (City of); Series 2011, Airport RB	5.25%	03/01/26	2,000	2,022,360

San Luis Obispo County Financing Authority (Lopez Dam Implant); Series 2011 A, Ref, RB (INS–AGM)(c)	5.50%	08/01/26	3,195	3,538,494

Southern California Public Power Authority (Milford Wind Corridor Project); Series 2010 1, RB	5.00%	07/01/24	2,000	2,217,420

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)(c)	3.50%	05/31/13	1,500	1,501,215

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(h)	0.00%	04/01/14	3,700	3,477,075

University of California;
Series 2009 O, RB(i)	5.75%	05/15/23	795	965,035

Series 2009 O, RB(i)	5.75%	05/15/25	1,185	1,407,116

West Contra Costa Unified School District (Election 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,174,050

				55,860,967

Colorado–1.56%
Colorado (State of) Health Facilities Authority (Christian Living Community’s Project); Series 2006 A, RB(b)	5.25%	01/01/15	500	498,305

Colorado Springs (City of); Series 2003 A, Sub. Lien Utilities System Improvement RB(b)(e)	5.00%	11/15/13	1,560	1,695,938

Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds(i)	5.00%	08/01/25	500	564,795

Denver (City & County of) (Justice System);; Series 2008, Unlimited Tax GO Bonds(i)	5.00%	08/01/24	2,000	2,278,940

Regional Transportation District (Denver Transit Partners);
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,062,140

Series 2010, Private Activity RB	5.00%	01/15/22	750	751,553

University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,150,560

				8,002,231

Connecticut–0.40%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB	5.50%	04/01/21	1,000	1,074,930

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,001,270

				2,076,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware–0.09%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	$500	$485,185

District of Columbia–1.21%
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	06/01/16	2,325	2,740,780

Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	06/01/19	3,000	3,459,690

				6,200,470

Florida–9.01%
Brevard (County of) School District; Series 2004 B, Ref. COP (INS–NATL)(c)	5.00%	07/01/20	1,000	1,058,550

Broward (County of); Series 1998 E, Ref. Airport Systems RB (INS–NATL)(c)(d)	5.38%	10/01/13	1,000	1,003,180

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,050,830

Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	2,000	2,176,620

Florida (State of) Municipal Loan Council; Series 2007 A, RB (INS–NATL)(c)	5.00%	10/01/13	1,630	1,722,307

Florida (State of) Municipal Power Agency (St Lucie Project); Series 2011 B, RB	5.00%	10/01/26	2,000	2,107,640

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref, RB	5.00%	10/01/27	1,000	1,064,750

Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB(f)	5.75%	10/01/22	750	749,347

Florida (State of) State Board of Education; Series 2005 A, Lottery RB (INS–AMBAC)(c)	5.00%	07/01/19	2,500	2,760,400

Highlands (County of) Health Facilities Authority (Adventist Health Sunbelt); Series 2008 A, RB(a)(b)	6.50%	11/17/15	3,000	3,616,230

Miami-Dade (County of);
Series 2007, Ref. Gtd. Entitlement RB (INS–NATL)(c)	5.00%	08/01/12	4,655	4,826,444

Series 2007, Ref. Gtd. Entitlement RB (INS–NATL)(c)	5.00%	08/01/13	1,810	1,931,505

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	500	466,385

Orange (County of) School Board; Series 2002 A, COP (INS–AMBAC)(c)	5.25%	08/01/14	1,500	1,580,445

Osceola (County of);
Series 2007, Ref. Infrastructure Sales Surtax RB (INS–AMBAC)(c)	5.00%	10/01/12	1,930	2,012,218

Series 2007, Ref. Infrastructure Sales Surtax RB (INS–AMBAC)(c)	5.00%	10/01/13	3,140	3,376,505

Palm Beach School District;
Series 2007 D, Ref. COP (INS–NATL)(c)	5.00%	08/01/12	3,545	3,681,234

Series 2007 D, Ref. COP (INS–NATL)(c)	5.00%	08/01/13	3,735	4,007,020

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(b)(c)	5.35%	05/01/18	1,000	1,137,050

St. Lucie (County of); Series 2007, Transportation RB (INS–AMBAC)(c)	5.00%	08/01/13	1,000	1,079,380

Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency;
Series 2007, Sales Tax RB (INS–NATL)(c)	5.00%	10/01/13	1,605	1,725,889

Series 2007, Sales Tax RB (INS–NATL)(c)	5.00%	10/01/14	1,500	1,657,695

Tampa (City of); Series 2010, Ref. RB (INS–AGM)(c)(d)	5.00%	10/01/18	1,000	1,100,270

Tolomato Community Development District; Series 2007, Special Assessment RB	6.45%	05/01/23	670	446,207

				46,338,101

Georgia–1.10%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	1,000	1,028,350

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation Bonds	5.40%	01/01/20	1,200	1,232,460

Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,770,780

Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,034,550

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	600	613,890

				5,680,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Guam–0.43%
Guam (Territory of) (Section 30);
Series 2009 A, Government Limited Obligation RB	5.25%	12/01/17	$1,000	$1,098,780

Series 2009 A, Government Limited Obligation RB	5.50%	12/01/18	1,000	1,102,720

				2,201,500

Hawaii–0.86%
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	7.88%	11/15/23	250	261,997

Hawaii (State of) Department of Budget & Finance; Series 2009 C-2, Special Purpose RB	6.40%	11/15/14	2,000	2,002,940

Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds(i)	5.00%	05/01/23	1,875	2,136,675

				4,401,612

Idaho–0.27%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	571,830

Idaho (State of) Housing & Finance Association; Series 2008 A, Single Family Mortgage RB(d)	5.00%	07/01/17	800	840,984

				1,412,814

Illinois–9.45%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	862,020

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, RB	5.13%	11/01/25	1,500	1,488,705

Chicago (City of) (Metramarket Chicago Project); Series 2010 A, Tax Increment Allocation COP	6.87%	02/15/24	1,309	1,364,439

Chicago (City of) (Metropolitan Water Reclamation District of Greater Chicago); Series 2011 B, Limited Tax GO Bonds(i)	5.00%	12/01/24	3,000	3,454,410

Chicago (City of) (Roosevelt Square/ABLA Redevelopment Project); Series 2009 A, Ref. Tax Increment Allocation COP	7.13%	03/15/22	960	962,957

Chicago (City of) Board of Education (Dedicated Revenues); Series 2007 D, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	12/01/17	1,010	1,154,844

Chicago (City of) Transit Authority (FTA Section 5309);
Series 2008, Capital Grant Receipts RB (INS–AGC)(c)	5.25%	06/01/23	2,200	2,333,738

Series 2008, Capital Grant Receipts RB (INS–AGC)(c)	5.25%	06/01/24	3,965	4,191,005

Chicago (City of); Series 2011, Tax Increment COP	7.13%	05/01/21	750	772,988

Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Allocation RB	5.00%	01/01/14	500	528,495

Huntley (City of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS–AGC)(c)	4.60%	03/01/17	921	995,398

Illinois (State of) Finance Authority (Advocate Healthcare Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,176,840

Illinois (State of) Finance Authority (Amerencips); Series 2000 A, Ref. PCR(a)(b)	5.50%	02/28/14	1,000	1,000,100

Illinois (State of) Finance Authority (Art Institute Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,161,550

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS–AMBAC)(c)	6.00%	02/01/23	900	981,540

Series 2008 A, RB (INS–AMBAC)(c)	6.00%	02/01/24	1,175	1,265,933

Series 2008 A, RB (INS–AMBAC)(c)	6.00%	02/01/26	380	401,261

Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB(j)	6.00%	08/15/22	750	371,160

Illinois (State of) Finance Authority (Illinois Institute Technology); Series 2009, RB	6.25%	02/01/19	1,635	1,544,127

Illinois (State of) Finance Authority (Landing at Plymouth); Series 2005 A, RB	5.25%	05/15/14	500	488,165

Illinois (State of) Finance Authority (Northwestern Medical Faculty Foundation, Inc.); Series 1998, Ref. RB (INS–NATL)(c)	5.00%	11/15/12	1,000	1,002,170

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,172,593

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,000	1,983,980

Illinois (State of) Finance Authority (Sherman Health System); Series 1997, Health Facilities RB (INS–AMBC)(c)	5.25%	08/01/17	1,500	1,501,215

Illinois (State of) Finance AUthority (Sherman Health Systems); Series 1997, Health Facilities Authority RB (INS–AMBAC)(c)	5.25%	08/01/22	1,000	999,920

Illinois (State of) Finance Authority (Silver Cross Hospital and Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,037,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Municipal Electric Agency;
Series 2007 A, Power Supply System RB (INS–NATL)(c)	5.00%	02/01/13	$1,065	$1,122,393

Series 2007 A, Power Supply System RB (INS–NATL)(c)	5.00%	02/01/15	1,000	1,117,980

Lake (County of) (Community Consolidated School District No. 73); Series 2002, Unlimited Tax CAB GO Bonds(h)(k)	0.00%	12/01/21	330	244,850

Madison & Jersey Community Unit School District No. 11; Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	12/01/20	2,900	1,912,956

Pingree Grove (Village of) (Cambridge Lakes Project); Series 2005, Special Tax RB	5.25%	03/01/15	702	680,020

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	3,000	3,192,840

Round Lake Beach (Village of); Series 2003, Tax Allocation RB	4.65%	12/15/13	460	460,598

University of Illinois (Auxiliary Facilities System); Series 2011 A, RB	5.00%	04/01/26	3,425	3,665,743

				48,594,373

Indiana–6.14%
Allen (County of) Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB(b)(e)	5.50%	01/01/12	1,000	1,027,690

Carmel (City of) Redevelopment Authority; Series 2006, RB (INS–NATL)(c)	5.00%	07/01/22	1,000	1,083,230

Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	880	880,009

Fort Wayne (City of) Hospital Authority (Parkview Health System, Inc.); Series 1998, RB (INS–NATL)(c)	4.70%	11/15/11	520	521,596

Hobart Building Corp.; Series 2006, First Mortgage RB (INS–NATL)(c)	5.50%	07/15/13	830	904,293

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	522,885

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(g)	0.12%	01/01/35	700	700,000

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,213,240

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS–AGM)(c)	5.25%	11/01/24	365	394,397

Series 2006 E, Ref. Health System RB (INS–AGM)(c)	5.25%	11/01/25	200	214,250

Series 2006 E, Ref. Health System RB (INS–AGM)(c)	5.25%	11/01/26	175	186,279

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	550,535

Indiana (State of) Transportation Finance Authority; Series 1993 A, CAB Highway RB (INS–AMBAC)(c)(h)	0.00%	12/01/16	1,695	1,513,737

Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. RB(d)	5.10%	01/15/17	760	849,414

Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,443,380

Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,484,149

Michigan City (City of) Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS–NATL)(c)(h)	0.00%	01/15/17	2,000	1,741,220

Series 2002, First Mortgage CAB RB (INS–NATL)(c)(h)	0.00%	01/15/18	3,000	2,490,090

Noblesville High School Building Corp.;
Series 1993, First Mortgage CAB RB (INS–AMBAC)(c)(h)	0.00%	02/15/19	1,850	1,409,719

Series 2007, Ref. First Mortgage RB (INS–AMBAC)(c)	5.00%	07/10/13	2,475	2,680,846

North Side High School Building Corp.; Series 2003, First Mortgage RB (INS–AGM)(c)	5.25%	07/15/13	2,910	3,179,292

Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS–AGM)(c)	5.00%	07/15/16	1,395	1,603,301

Series 2008, First Mortgage RB (INS–AGM)(c)	5.00%	07/15/19	3,200	3,613,344

St Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, RB	5.75%	05/15/13	400	402,636

				31,609,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.78%
Altoona (City of) (Annual Appropriation); Series 2008, Tax Allocation RB	5.63%	06/01/23	$1,000	$1,049,360

Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	535,135

Iowa (State of) Finance Authority (Drake University); Series 2007, Private University RB (INS–CIFG)(c)	5.00%	04/01/13	1,210	1,262,804

Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS–AGC)(c)	5.00%	02/15/19	1,000	1,145,650

				3,992,949

Kansas–1.12%
Harvey Unified School District No. 373; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	09/01/19	2,630	3,053,851

Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.50%	11/15/23	1,000	1,135,420

Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	561,240

Shawnee (County of) Unified School District No. 501 (Topeka); Series 2002, Unlimited Tax GO Bonds(b)(e)	5.00%	02/01/12	1,000	1,020,260

				5,770,771

Kentucky–1.31%
Kentucky (State of) Asset/Liability Commission (Project Notes Federal Highway Trust Fund First Series); Series 2007, RB (INS–NATL)(c)	5.00%	09/01/14	1,800	2,030,418

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital Facilities RB	5.00%	08/15/18	1,000	1,146,860

Series 2009 A, Hospital Facilities RB	5.38%	08/15/24	1,000	1,083,380

Kentucky (State of) Housing Corp.; Series 2008 A, RB(d)	5.00%	01/01/23	310	319,700

Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS–AGM)(c)(d)	5.50%	07/01/17	1,000	1,055,330

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(c)	5.00%	10/01/25	1,000	1,091,460

				6,727,148

Louisiana–1.59%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	593	296,737

Louisiana (State of) Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(c)	5.00%	06/01/20	1,000	1,022,260

Series 2009 C-1, Assessment RB (INS–AGC)(c)	5.88%	06/01/23	1,000	1,104,910

Louisiana (State of) Local Government Environmental Facilities (Community Development Authority Bossier City Public Improvement);
Series 2007, RB (INS–AMBAC)(c)	5.00%	11/01/13	1,320	1,427,237

Series 2007, RB (INS–AMBAC)(c)	5.00%	11/01/15	1,200	1,369,524

New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS–AGC)(c)	5.00%	01/01/18	1,235	1,379,483

Series 2009 A-1, Ref. & Restructuring RB (INS–AGC)(c)	5.00%	01/01/19	500	556,665

Rapides Finance Authority (Cleco Power LLC); Series 2007, RB(a)(b)(d)	5.25%	11/01/37	1,000	1,039,640

				8,196,456

Maryland–2.67%
Maryland (State of) Economic Development Corp. (Transit Facilities Project); Series 2010 A, RB	5.13%	06/01/20	2,250	2,277,202

Maryland (State of) Economic Development Corp. (University of Maryland College Park Projects);
Series 2003, Student Housing RB(k)	5.75%	06/01/13	625	685,006

Series 2006, Ref. Student Housing RB (INS–CIFG)(c)	5.00%	06/01/13	1,000	1,051,130

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	3,500	3,594,570

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,079,420

Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2011, RB	6.00%	07/01/23	335	384,309

Series 2011, RB	6.00%	07/01/25	200	222,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB(a)(b)	5.00%	05/15/15	$500	$566,145

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	255,243

Maryland (State of) Transportation Authority; Series 2008, RB	5.25%	03/01/20	3,000	3,635,220

				13,750,765

Massachusetts–1.18%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	663,201

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Solid Waste Disposal RB(a)(b)	5.75%	05/01/19	1,500	1,705,155

Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2008 T-2, RB(a)(b)	4.10%	04/19/12	1,000	1,023,820

Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	545,125

Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	245	243,844

Massachusetts (State of) Health & Educational Facilities Authority (Quincy Medical Center); Series 2008 A, RB	5.85%	01/15/18	300	244,464

Massachusetts (State of) Health & Educational Facilities Authority (UMass Memorial); Series 1998 A, RB (INS–AMBAC)(c)	4.80%	07/01/12	1,665	1,669,396

				6,095,005

Michigan–4.51%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/16	1,425	1,642,555

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/18	1,410	1,636,347

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/19	1,395	1,588,779

Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	05/01/16	2,480	2,858,622

Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/16	1,410	1,625,265

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/18	1,235	1,433,254

Kent Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(a)(b)	5.50%	01/15/15	1,000	1,137,760

Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water and Electric Utility System RB	5.00%	07/01/24	1,000	1,083,460

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB(a)(b)(d)	6.75%	06/02/14	2,000	2,237,700

Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/17	2,300	2,684,238

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/18	2,280	2,662,858

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	05/01/19	2,260	2,590,254

				23,181,092

Minnesota–0.11%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Healthcare System RB	6.38%	11/15/23	500	569,575

Mississippi–0.19%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	999,900

Missouri–4.08%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Healthcare Facilities RB	5.00%	06/01/21	525	568,496

Fenton (City of) (Gravois Bluffs Redevelopment Project); Series 2006, Ref. Tax Allocation RB	5.00%	04/01/13	500	524,735

Ferguson (City of) (Crossing at Halls Ferrry); Series 2005, Ref. Tax Allocation RB	5.50%	04/01/14	610	621,419

Kansas (City of) (Shoal Creek Parkway Project); Series 2011, Tax Allocation Bonds	5.00%	06/01/21	1,000	1,008,750

Kansas (City of) Industrial Development Authority (City Downtown Redevelopment District); Series 2011 A, Ref, RB	5.50%	09/01/23	1,000	1,146,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Kansas (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	$2,000	$2,256,360

Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,162,980

Kansas (City of) Industrial Development Authority (Plaza Library Project); Series 2004, RB	6.00%	03/01/16	1,175	1,206,173

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,000	1,009,770

Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	5,250	5,311,267

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	190	184,424

Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co. Project); Series 2008, Environmental Improvement RB(a)(b)(d)	4.90%	07/01/13	1,500	1,577,550

Raytown (City of) (Live Redevelopment Project); Series 2007, RB	5.00%	12/01/16	500	558,255

St. Charles (City of); Series 2003 B, COP	5.50%	05/01/18	2,000	2,079,700

St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	259,725

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	486,945

				20,963,159

Nebraska–0.47%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(c)	5.13%	04/01/23	560	638,450

University of Nebraska Facilities Corp. (Deferred Maintenance); Series 2006, RB (INS–AMBAC)(c)	5.00%	07/15/17	1,500	1,754,985

				2,393,435

Nevada–1.44%
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(a)(b)	5.63%	06/01/18	1,100	1,204,654

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,932,426

Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Allocation RB	6.25%	06/15/16	1,475	1,663,417

Series 2009 A, Tax Allocation RB	7.00%	06/15/20	1,000	1,156,950

Washoe School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,462,914

				7,420,361

New Hampshire–0.22%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,115,070

New Jersey–1.04%
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (INS–AMBAC)(c)	5.00%	12/01/16	1,010	1,121,544

Series 2007, Governmental Loan RB (INS–AMBAC)(c)	5.00%	12/01/17	2,000	2,224,040

New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	472,460

New Jersey (State of) Health Care Facilities Financing Authority (St. Clares Hospital Inc.) Series 2004 A, Ref. RB(k)	5.25%	07/01/20	1,000	1,229,630

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	300	313,479

				5,361,153

New Mexico–1.71%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(a)(b)	5.20%	06/01/20	1,700	1,736,057

Jicarilla Apache Nation; Series 2003 A, RB(f)	5.50%	09/01/23	1,000	1,045,230

New Mexico (State of) Finance Authority (Sr. Lien Public Project Revolving Fund); Series 2006 B, RB (INS–NATL)(c)	5.00%	06/01/17	1,310	1,531,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–(continued)

New Mexico (State of) Finance Authority;
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS–NATL)(c)	5.00%	06/15/13	$1,000	$1,082,620

Series 2007 C, Sub. Lien Public Revolving Fund RB (INS–NATL)(c)	5.00%	06/15/14	1,200	1,347,936

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena Project); Series 2010 A, First Mortgage RB	5.00%	07/01/19	910	939,703

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,131,380

				8,813,949

New York–3.48%
Albany (City of) Industrial Development Agency (St. Peters Hospital Project); Series 2008 A, Civic Facilities RB	5.75%	11/15/22	500	524,590

Brooklyn (City of) Arena Local Development Corp. (Barclays Center Project);
Series 2009, RB	5.75%	07/15/17	1,000	1,105,600

Series 2009, RB	5.75%	07/15/19	1,000	1,096,610

Long Island Power Authority; Series 2003 C, Electric System RB(b)(e)	5.50%	09/01/13	1,000	1,103,570

Madison (County of) Industrial Development Agency (Oneida Health System Incorporated Project); Series 2007, RB	4.50%	02/01/17	165	169,204

Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,228,680

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement RB	5.88%	01/01/18	1,125	1,113,086

New York (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	1,500	1,505,880

New York (City of) Industrial Development Agency (Pilot Queens Baseball Stadium);
Series 2009, RB (INS–AGC)(c)	5.00%	01/01/18	200	222,664

Series 2009, RB (INS–AGC)(c)	5.00%	01/01/19	200	221,840

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.00%	01/15/21	1,000	1,134,340

New York (State of) Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Clean Water & Drinking Revolving RB	5.00%	06/15/21	2,000	2,265,940

New York City (City of); Subseries 1993 E-4, VRD Unlimited Tax GO Bonds (LOC–BNP Paribas)(g)	0.19%	08/02/22	2,400	2,400,000

Niagara Falls (City of) (Public Improvement); Series 1994, Unlimited Tax GO Bonds(e)	6.90%	03/01/20	5	5,012

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB(a)(b)(d)(f)	6.63%	10/01/13	1,000	1,002,600

Suffolk (County of) Industrial Development Agency (New York Institute Technology Project);
Series 2000, Civic Facilities RB	5.25%	03/01/21	1,425	1,491,747

Series 2000 A, Ref. Civil Facility RB	5.00%	03/01/26	1,300	1,324,622

				17,915,985

North Carolina–0.86%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,194,260

Series 2008 C, Power System RB (INS–AGC)(c)	6.00%	01/01/19	1,250	1,417,475

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Healthcare Facilities RB	5.00%	10/01/15	500	497,065

North Carolina (State of) Medical Care Commission (South Minster Project); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	243,582

North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2003 A, Electric RB (INS–NATL)(c)	5.25%	01/01/19	1,000	1,051,340

				4,403,722

North Dakota–0.38%
Grand Forks (City of) (4000 Valley Square Project); Ref. Senior Housing RB	5.00%	12/01/16	500	489,580

North Dakota (State of) Public Finance Authority (St. Revolving Federal Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,473,925

				1,963,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–2.41%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	$500	$389,665

American Municipal Power-Ohio Inc. (Hydroelectric Projects); Series 2009 C, RB	5.25%	02/15/19	1,175	1,360,627

Athens (County of) (Improvement O’Bleness Memorial); Series 2003 A, Ref. RB	6.25%	11/15/13	320	321,366

Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS–AGC)(c)	5.00%	10/01/25	1,555	1,680,597

Cleveland (City of) (Cleveland Stadium Project); Series 2004, Ref. RB (INS–AMBAC)(c)	5.13%	12/01/20	1,370	1,468,846

Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB(a)(b)	5.25%	11/15/14	1,000	1,102,360

Montgomery (County of) (St. Leonard); Series 2010, Ref. Healthcare & MFH RB	6.00%	04/01/20	1,000	1,049,130

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,249,840

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Certificates (INS–AMBAC)(c)	5.00%	02/15/21	750	786,623

Ohio (State of) State Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB(d)	5.15%	07/15/15	1,000	1,025,940

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(a)(b)	5.88%	06/01/16	865	972,571

				12,407,565

Oklahoma–0.58%
Chickasawa Nation (Health System); Series 2007, RB(f)	5.38%	12/01/17	370	399,755

Citizen Potawatomi Nation; Series 2004 A, Obligation Tax RB	5.75%	09/01/11	775	775,000

Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,788,710

				2,963,465

Oregon–0.42%
Tri-County Metropolitan Transportation District; Series 2011 A, Cqapital Grant Receipt RB	5.00%	10/01/27	2,000	2,168,880

Pennsylvania–4.53%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS–AGM)(c)(d)	5.00%	01/01/16	1,000	1,087,870

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,449,190

Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	488,470

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills Project); Series 2004, Tax Allocation RB	5.10%	07/01/14	125	128,554

Cranberry (Township of); Series 2001 B, Unlimited Tax GO Bonds (INS–NATL)(c)	4.80%	12/01/18	1,310	1,323,480

Delaware (County of) Authority (Elwyn Project); Series 2010, RB	5.00%	06/01/20	1,980	2,050,844

Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(h)	0.00%	10/01/18	700	567,203

Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(h)	0.00%	10/01/19	250	192,770

Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	546,605

Montour School District; Series 1993 B, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(h)	0.00%	01/01/13	300	291,297

Penn Hills Municipality;
Series 1995 B, Unlimited Tax CAB GO Bonds(h)(k)	0.00%	06/01/12	1,615	1,574,092

Series 1995 B, Unlimited Tax CAB GO Bonds(h)	0.00%	12/01/13	210	192,316

Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB(a)(b)	5.00%	12/01/42	2,000	2,059,900

Pennsylvania (State of) Finance Authority (Aliquippa School District); Series 1994, RB(h)	0.00%	06/01/12	685	676,896

Philadelphia (City of) Authority for Industrial Development (City of Philadelphia–One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS–AGM)(c)	5.00%	02/15/15	2,150	2,451,215

Philadelphia (City of) Hospitals & Higher Education Facilties Authority (Childrens Hospital of Philadelphia); Series 2002 B, VRD RB(g)	0.13%	07/01/25	1,200	1,200,000

Philadelphia (City of) Redevelopment Authority (Neighborhood Transformation); Series 2002 A, RB (INS–NATL)(c)	5.50%	04/15/16	2,000	2,056,320

Philadelphia (City of); Series 2004, Gas Works RB (INS–AGC)(c)	5.25%	08/01/18	750	805,508

Pittsburgh (City of) Water & Sewer Authority; Series 2007 A, Ref. First Lien Water & Sewer System RB (INS–AGM)(c)	5.00%	09/01/13	1,000	1,074,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Washington (County of) Industrial Development Authority (Jefferson College); Series 2010, RB	5.00%	11/01/25	$1,000	$1,069,930

				23,287,230

South Carolina–1.22%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,080,110

Piedmont (City of) Municipal Power Agency;
Series 2008 A 2, Electric RB	5.00%	01/01/24	1,000	1,070,130

Series 2009 A 4, Ref. Electric RB	5.00%	01/01/21	2,000	2,262,200

Richland (County of) (International Paper); Series 2003 A, Ref. Environmental Improvement RB	6.10%	04/01/23	725	738,318

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(c)	5.00%	02/01/19	1,000	1,141,000

				6,291,758

South Dakota–0.11%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/22	500	544,180

Tennessee–0.79%
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I LLC Project); Series 2005 A, Ref. RB	5.00%	10/01/15	270	281,102

Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS–AGM)(c)(h)	0.00%	06/01/15	700	670,887

Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Area); Series 2007 C, Ref. RB (INS–NATL)(c)	5.00%	11/01/13	1,410	1,515,821

Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor Project); Series 2006 A, RB	5.25%	09/01/16	500	490,965

Shelby (County of) Health Educational & Housing Facilities Board; Series 2008 C, RB	5.25%	06/01/18	1,000	1,121,450

				4,080,225

Texas–9.48%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(d)	4.85%	04/01/21	1,000	1,039,660

Amarillo (City of); Series 2007, Combination Limited Tax Ctfs. of GO Bonds (INS–NATL)(c)	5.00%	05/15/13	1,020	1,099,866

Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,714,710

Bexar (County of); Series 2007, Combination Flood Control Limited Tax Ctfs. of GO Bonds (INS–AGM)(c)	5.00%	06/15/14	1,330	1,497,474

Brownsville (City of); Series 2008 A, Ref. Utilities System Revenue RB (INS–AGM)(c)	5.00%	09/01/23	1,240	1,364,459

Capital Area Cultural Education Facilities Finance Corp.(The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,729,986

Series 2005 A, RB	5.50%	04/01/25	1,610	1,643,021

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(c)	5.00%	08/15/18	1,500	1,718,355

Dallas (City of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	205	215,719

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Airport RB (INS–NATL)(c)(d)	5.75%	11/01/18	425	426,534

Series 2002 C, Joint Airport RB (INS–NATL)(c)(d)	6.00%	11/01/23	425	426,624

Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,518,790

Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,629,044

Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.00%	12/01/27	500	563,375

Harris (County of) Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)	5.25%	11/15/24	1,950	2,139,930

Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,500	1,599,540

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	245	230,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/13	$500	$521,590

Series 2005, Hospital RB	5.00%	08/15/19	350	356,258

Hopkins (County of) Hospital District; Series 2008, Hospital RB	5.50%	02/15/23	500	485,930

Houston (City of) (Airport System); Series 2011 A, Ref, Sub Lien RB	5.00%	07/01/25	1,000	1,021,760

Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS–NATL)(c)	5.00%	03/01/16	1,000	1,179,540

Series 2007 B, Ref. First Lien Combined Utility System RB (INS–NATL)(c)	5.00%	11/15/13	1,000	1,100,510

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, Higher Education RB	5.88%	05/15/21	1,000	1,040,020

Lubbock (City of); Series 2007 A, Waterworks System Surplus Ctfs. of Obligation Limited Tax (INS–AGM)(c)	5.00%	02/15/14	1,355	1,504,687

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System East Texas); Series 2007, RB	5.13%	02/15/22	250	234,478

Mesquite (City of) Health Facility Development Corp. (Retirement Facility Christian Care); Series 2005, RB	5.00%	02/15/15	840	869,803

Mission (City of) Economic Development Corp. (Allied Waste N.A. Incoporated Project); Series 2007 A, Solid Waste Disposal RB(d)	5.20%	04/01/18	400	404,856

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(a)(b)(d)	6.00%	08/01/13	500	541,255

North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,111,150

Series 2008 L-2, Ref. First Tier System RB(a)(b)	6.00%	01/01/13	1,000	1,065,970

Sam Rayburn Municipal Power Agency; Series 2002 A, Ref. RB	6.00%	10/01/21	650	662,447

Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Healthcare System Project); Series 2009, Ref. RB	5.75%	11/15/24	1,000	1,117,840

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	547,410

Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,000	990,840

Tarrant (County of) Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS–AGC)(c)	5.75%	07/01/18	1,875	2,036,925

Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, Retirement Facility TEMPS-75 RB	7.25%	11/15/16	2,800	2,800,448

Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,300,580

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS–AMBAC)(c)(h)	0.00%	08/15/18	5,700	4,291,929

				48,743,726

Utah–0.82%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(h)(k)	0.00%	07/01/17	1,750	1,478,417

University of Utah;
Series 2007, COP (INS–AMBAC)(c)	5.00%	12/01/12	1,545	1,635,182

Series 2007, COP (INS–AMBAC)(c)	5.00%	12/01/13	1,000	1,101,170

				4,214,769

Virgin Islands–0.74%
Virgin Islands Public Finance Authority (Matching Fund Loan Note Diago Project); Series 2009 A, Sub. RB	6.00%	10/01/14	500	545,835

Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,102,540

Virgin Islands Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,176,520

				3,824,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–1.14%
Fairfax (County of) Industrial Development Authority (Healthcare Inova Health System); Series 2009 A, RB	5.13%	05/15/24	$1,000	$1,111,720

Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligation); Series 2008 A, VRD RB(g)	0.12%	07/01/42	1,500	1,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB(f)	8.00%	07/01/19	1,000	1,046,590

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	1,000	1,137,320

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,022	1,050,422

				5,846,052

Washington–3.50%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB	5.50%	07/01/25	1,000	1,122,630

Clark (County of) (Camas School District No. 117); Series 2007, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	12/01/13	1,500	1,652,100

Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,087,130

FYI Properties (Washington St. District Project); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,171,300

Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	142,219

Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,084,426

Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,064,997

Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,095,310

Washington (State of) Higher Education Facilities Authority (Whitworth University Project); Series 2009, RB	5.13%	10/01/24	1,500	1,540,365

Washington (State of);
Series 2004 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	07/01/20	3,000	3,295,410

Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(c)(h)	0.00%	06/01/16	1,885	1,748,319

				18,004,206

West Virginia–0.15%
Ohio (County of) (Fort Henry Centre Tax Increment Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	254,083

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	493,785

				747,868

Wisconsin–2.06%
Badger Tobacco Asset Securitization Corp.; Series 2002, Asset-Backed RB(b)(e)	6.13%	06/01/12	460	476,836

Milwaukee (County of);
Series 2010 B, Ref. Airport RB(d)	5.00%	12/01/22	1,250	1,316,100

Series 2010 B, Ref. Airport RB(d)	5.00%	12/01/23	1,000	1,040,160

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(d)	5.38%	11/01/21	1,370	1,427,102

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(a)(b)	4.75%	08/15/14	1,000	1,088,450

Series 2009 B, RB(a)(b)	5.13%	08/15/16	1,000	1,144,340

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospital, Inc.); Series 2004 A, RB	5.50%	08/15/14	385	380,765

Wisconsin (State of) Health & Educational Facilities Authority (St. Johns Community, Inc.); Series 2009 C2, TEMPS RB	5.40%	09/15/14	1,750	1,750,140

Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(d)	5.30%	09/01/23	1,875	1,967,681

				10,591,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–0.21%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	$1,000	$1,092,270

TOTAL INVESTMENTS(l)–100.78% (Cost $487,840,531)				518,418,619

FLOATING RATE NOTE OBLIGATIONS–(1.22)%
Notes with interest rates ranging from 0.21% to 0.27% at 08/31/11 and contractual maturities of collateral ranging from 05/01/23 to 08/01/25 (See Note 1K)(m)				(6,275,000)

OTHER ASSETS LESS LIABILITIES–0.44%				2,265,610

NET ASSETS–100.00%				$514,409,229

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CIFG	– CIFG Assurance North America, Inc.
COP	– Certificates of Participation
FHA	– Federal Housing Administration
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to the alternative minimum tax.
(e)	Advance refunded.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $5,275,670, which represented 1.03% of the Fund’s Net Assets.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1K.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $667,897, which represented 0.13% of the Fund’s Net Assets.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	5.12%

Assured Guaranty Municipal Corp.	10.54

American Municipal Bond Assurance Corp.	9.29

National Public Finance Guarantee Corp.	11.72

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Fund’s investments with a value of $10,806,971 are held by Dealer Trusts and serve as collateral for the $6,275,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

Revenue Bonds	84.2%

General Obligation Bonds	13.4

Pre-refunded Bonds	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $487,840,531)	$518,418,619

Cash	593,596

Receivable for:
Investments sold	255,823

Fund shares sold	1,220,857

Interest	5,937,133

Fund expenses absorbed	49,065

Investment for trustee deferred compensation and retirement plans	6,051

Other assets	55,225

Total assets	526,536,369

Liabilities:
Floating rate note obligations	6,275,000

Payable for:
Investments purchased	3,594,570

Fund shares reacquired	1,508,889

Dividends	452,833

Accrued fees to affiliates	177,656

Accrued other operating expenses	105,208

Trustee deferred compensation and retirement plans	12,984

Total liabilities	12,127,140

Net assets applicable to shares outstanding	$514,409,229

Net assets consist of:
Shares of beneficial interest	$482,646,642

Undistributed net investment income	841,235

Undistributed net realized gain	343,264

Unrealized appreciation	30,578,088

$514,409,229

Net Assets:
Class A	$304,440,611

Class B	$11,729,424

Class C	$59,840,189

Class Y	$138,399,005

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	27,918,830

Class B	1,059,213

Class C	5,495,496

Class Y	12,703,406

Class A:
Net asset value per share	$10.90

Maximum offering price per share (Net asset value of $10.90 divided by 95.25%)	$11.44

Class B:
Net asset value and offering price per share	$11.07

Class C:
Net asset value and offering price per share	$10.89

Class Y:
Net asset value and offering price per share	$10.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$9,591,848

Expenses:
Advisory fees	1,016,685

Administrative services fees	61,849

Custodian fees	9,565

Distribution fees:
Class A	321,707

Class B	61,321

Class C	282,302

Interest, facilities and maintenance fees expense	21,726

Transfer agent fees	106,306

Trustees’ and officers’ fees and benefits	13,031

Other	85,993

Total expenses	1,980,485

Less: Fees waived and/or expenses reimbursed	(252,396)

Net expenses	1,728,089

Net investment income	7,863,759

Realized and unrealized gain from:
Net realized gain from investment securities	1,233,478

Change in net unrealized appreciation of investment securities	10,540,850

Net realized and unrealized gain	11,774,328

Net increase in net assets resulting from operations	$19,638,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, five months ended February 28, 2011 and year ended September 30, 2010
(Unaudited)

	Six	Five	Year
	months ended	months ended	ended
	August 31,	February 28,	September 30,
	2011	2011	2010

Operations:
Net investment income	$7,863,759	$5,436,970	$12,515,276

Net realized gain (loss)	1,233,478	(442,664)	469,341

Change in net unrealized appreciation (depreciation)	10,540,850	(14,496,218)	7,050,146

Net increase (decrease) in net assets resulting from operations	19,638,087	(9,501,912)	20,034,763

Distributions to shareholders from net investment income:
Class A	(5,067,810)	(3,980,039)	(9,748,647)

Class B	(196,944)	(196,695)	(471,679)

Class C	(904,259)	(783,642)	(1,630,279)

Class Y	(1,686,437)	(217,686)	(326,758)

Total distributions from net investment income	(7,855,450)	(5,178,062)	(12,177,363)

Share transactions–net:
Class A	74,511,700	(37,670,086)	39,837,314

Class B	(1,732,770)	(2,612,170)	2,341,908

Class C	3,030,593	(3,958,915)	21,238,149

Class Y	122,329,858	5,274,913	2,557,394

Net increase (decrease) in net assets resulting from share transactions	198,139,381	(38,966,258)	65,974,765

Net increase (decrease) in net assets	209,922,018	(53,646,232)	73,832,165

Net assets:
Beginning of period	304,487,211	358,133,443	284,301,278

End of period (includes undistributed net investment income of $841,235, $832,926 and $579,262, respectively)	$514,409,229	$304,487,211	$358,133,443

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

21        Invesco Van Kampen Intermediate Term Municipal Income Fund

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

22        Invesco Van Kampen Intermediate Term Municipal Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
L.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.50%

Over $500 million	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management,

23        Invesco Van Kampen Intermediate Term Municipal Income Fund

Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  In addition, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees equal to 0.10% of the Fund’s average daily net assets.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $252,396.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $33,639 in front-end sales commissions from the sale of Class A shares and $10,110, $7,516 and $5,972 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

24        Invesco Van Kampen Intermediate Term Municipal Income Fund

  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$518,418,619	$—	$518,418,619

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,289 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowing

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $4,851,429 and 0.89%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$240,371

February 28, 2018	123,974

Total capital loss carryforward	$364,345

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $31,639,366 and $39,865,329, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$32,838,609

Aggregate unrealized (depreciation) of investment securities	(1,988,378)

Net unrealized appreciation of investment securities	$30,850,231

Cost of investments for tax purposes is $487,568,388.

25        Invesco Van Kampen Intermediate Term Municipal Income Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Five months ended		Year ended
	August 31, 2011(a)		February 28, 2011		September 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	3,960,400	$42,603,805	2,504,602	$26,806,987	10,277,221	$110,446,249

Class B	62,411	679,807	67,652	739,203	592,419	6,463,394

Class C	894,903	9,616,344	628,986	6,717,693	2,963,393	31,775,657

Class Y	552,259	6,050,599	835,597	8,980,902	458,457	4,925,585

Issued as reinvestment of dividends:
Class A	290,023	3,115,457	306,167	3,269,283	771,076	8,299,496

Class B	11,814	128,580	14,353	155,537	34,155	373,544

Class C	56,809	608,312	56,407	601,070	118,971	1,280,132

Class Y	125,471	1,353,800	11,905	126,471	14,257	153,824

Issued in connection with acquisitions:(b)
Class A	6,150,478	66,243,030	—	—	—	—

Class B	1,608	17,575	—	—	—	—

Class C	55,039	591,735	—	—	—	—

Class Y	13,698,418	147,344,953	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	142,077	1,519,303	108,821	1,159,680	127,482	1,384,033

Class B	(139,864)	(1,519,303)	(107,137)	(1,159,680)	(125,572)	(1,384,033)

Reacquired:
Class A	(3,645,329)	(38,969,895)	(6,441,832)	(68,906,036)	(7,478,946)	(80,292,464)

Class B	(95,861)	(1,039,429)	(216,134)	(2,347,230)	(285,541)	(3,110,997)

Class C	(729,184)	(7,785,798)	(1,063,047)	(11,277,678)	(1,100,898)	(11,817,640)

Class Y	(3,007,001)	(32,419,494)	(362,274)	(3,832,460)	(235,118)	(2,522,015)

Net increase (decrease) in share activity	18,384,471	$198,139,381	(3,655,934)	$(38,966,258)	6,131,356	$65,974,765

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all of the net assets of Invesco Municipal Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Municipal Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 19,905,543 shares of the Fund for 18,432,605 outstanding shares of Invesco Municipal Fund as of the close of business on June 3, 2011. Class A, Class B, Class C and Class Y shares of Invesco Municipal Fund were exchanged for Class A, Class B, Class C and Class Y shares of the Fund, respectively, based on the relative net asset value of Invesco Municipal Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Municipal Fund’s net assets at that date of $214,197,293, including $11,448,974 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $309,026,482. The net assets of the Fund immediately following the acquisition were $523,223,775.

26        Invesco Van Kampen Intermediate Term Municipal Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

																		Supplemental
																		ratio of		Supplemental
																		expenses		ratio of
												Ratio of						to average		expenses
												expenses		Ratio of				net assets		to average net
												to average		expenses				with fee		assets without
			Net gains									net assets		to average				waivers		fee waivers
			(losses)									with fee		net assets		Ratio of net		(excluding		(excluding
	Net asset		on securities		Dividends	Distributions						waivers		without fee		investment		interest,		interest,
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		waivers and/or		income		facilities and		facilities and
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		to average		maintenance		maintenance		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		net assets		fees)		fees)		turnover(b)

Class A
Six months ended 08/31/11	$10.57	$0.21	$0.33	$0.54	$(0.21)	$—	$(0.21)	$10.90	5.18	%(c)	$304,441	0.78	%(d)	0.90	%(d)	3.94	%(d)	0.77	%(d)	0.89	%(d)	10%
Period ended 02/28/11	11.03	0.19	(0.47)	(0.28)	(0.18)	—	(0.18)	10.57	(2.57	)(c)	222,214	0.81		0.91		4.19		0.80		0.90		4
Year ended 09/30/10	10.80	0.44	0.21	0.65	(0.42)	—	(0.42)	11.03	6.24	(c)	270,764	0.83		0.93		4.05		0.82		0.92		12
Year ended 09/30/09	10.05	0.42	0.76	1.18	(0.43)	—	(0.43)	10.80	12.16	(e)	225,086	0.93		1.03		4.16		0.90		1.00		23
Year ended 09/30/08	10.59	0.41	(0.55)	(0.14)	(0.40)	—	(0.40)	10.05	(1.42	)(e)	103,657	1.00		1.10		3.95		0.95		1.06		61
Year ended 09/30/07	10.68	0.38	(0.10)	0.28	(0.37)	—	(0.37)	10.59	2.63	(e)	81,398	0.98		1.08		3.54		0.98		1.08		11
Year ended 09/30/06	10.69	0.37	0.04	0.41	(0.37)	(0.05)	(0.42)	10.68	3.91	(e)	79,420	0.99		1.09		3.46		0.99		1.09		21

Class B
Six months ended 08/31/11	10.74	0.18	0.33	0.51	(0.18)	—	(0.18)	11.07	4.74	(c)	11,729	1.53	(d)	1.65	(d)	3.19	(d)	1.52	(d)	1.64	(d)	10
Period ended 02/28/11	11.20	0.16	(0.47)	(0.31)	(0.15)	—	(0.15)	10.74	(2.81	)(c)	13,089	1.56		1.66		3.44		1.55		1.65		4
Year ended 09/30/10	10.96	0.36	0.22	0.58	(0.34)	—	(0.34)	11.20	5.46	(c)	16,362	1.58		1.68		3.30		1.57		1.67		12
Year ended 09/30/09	10.19	0.36	0.77	1.13	(0.36)	—	(0.36)	10.96	11.42	(f)(g)	13,648	1.57	(g)	1.67	(g)	3.53	(g)	1.55	(g)	1.65	(g)	23
Year ended 09/30/08	10.73	0.41	(0.56)	(0.15)	(0.39)	—	(0.39)	10.19	(1.45	)(f)(g)	10,519	1.05	(g)	1.15	(g)	3.87	(g)	1.00	(g)	1.11	(g)	61
Year ended 09/30/07	10.82	0.38	(0.10)	0.28	(0.37)	—	(0.37)	10.73	2.59	(f)(g)	11,105	0.98	(g)	1.08	(g)	3.55	(g)	0.98	(g)	1.08	(g)	11
Year ended 09/30/06	10.82	0.39	0.04	0.43	(0.38)	(0.05)	(0.43)	10.82	4.13	(f)(g)	14,631	0.78	(g)	0.88	(g)	3.67	(g)	0.78	(g)	0.88	(g)	21

Class C
Six months ended 08/31/11	10.56	0.17	0.33	0.50	(0.17)	—	(0.17)	10.89	4.80	(c)	59,840	1.53	(d)	1.65	(d)	3.19	(d)	1.52	(d)	1.64	(d)	10
Period ended 02/28/11	11.02	0.15	(0.47)	(0.32)	(0.14)	—	(0.14)	10.56	(2.88	)(c)	55,088	1.56		1.66		3.44		1.55		1.65		4
Year ended 09/30/10	10.78	0.35	0.23	0.58	(0.34)	—	(0.34)	11.02	5.53	(c)	61,646	1.58		1.68		3.30		1.57		1.67		12
Year ended 09/30/09	10.03	0.34	0.77	1.11	(0.36)	—	(0.36)	10.78	11.35	(h)	38,649	1.68		1.78		3.41		1.66		1.76		23
Year ended 09/30/08	10.57	0.33	(0.55)	(0.22)	(0.32)	—	(0.32)	10.03	(2.17	)(h)	18,425	1.75		1.85		3.20		1.70		1.81		61
Year ended 09/30/07	10.66	0.30	(0.10)	0.20	(0.29)	—	(0.29)	10.57	1.88	(h)(g)	13,010	1.72	(g)	1.82	(g)	2.81	(g)	1.72	(g)	1.82	(g)	11
Year ended 09/30/06	10.68	0.29	0.03	0.32	(0.29)	(0.05)	(0.34)	10.66	3.04	(h)	14,714	1.74		1.84		2.71		1.74		1.84		21

Class Y(i)
Six months ended 08/31/11	10.56	0.23	0.33	0.56	(0.23)	—	(0.23)	10.89	5.32	(c)	138,399	0.53	(d)	0.65	(d)	4.19	(d)	0.52	(d)	0.64	(d)	10
Period ended 02/28/11	11.03	0.20	(0.48)	(0.28)	(0.19)	—	(0.19)	10.56	(2.56	)(c)	14,096	0.56		0.66		4.44		0.55		0.65		4
Year ended 09/30/10	10.79	0.46	0.23	0.69	(0.45)	—	(0.45)	11.03	6.56	(c)	9,361	0.58		0.68		4.30		0.57		0.67		12
Year ended 09/30/09	10.04	0.45	0.76	1.21	(0.46)	—	(0.46)	10.79	12.45	(j)	6,598	0.67		0.77		4.49		0.65		0.75		23
Year ended 09/30/08	10.59	0.45	(0.58)	(0.13)	(0.42)	—	(0.42)	10.04	(1.27	)(j)	883	0.73		0.83		4.33		0.69		0.79		61
Year ended 09/30/07	10.67	0.40	(0.09)	0.31	(0.39)	—	(0.39)	10.59	2.98	(j)	231	0.72		0.82		3.79		0.72		0.82		11
Year ended 09/30/06	10.69	0.39	0.03	0.42	(0.39)	(0.05)	(0.44)	10.67	4.08	(j)	901	0.72		0.82		3.73		0.72		0.82		21

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $203,489,055 and sold of $18,506,495 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Municipal Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $255,967, $12,198, $56,154 and $80,146 for Class A, Class B, Class C, and Class Y, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	On June 1, 2010, Class I Shares of the predecessor fund were reorganized into Class Y Shares of the Fund.
(j)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

27        Invesco Van Kampen Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2,4]	(08/31/11)	Period[2,5]	Ratio[3]
A	$1,000.00	$1,048.40	$4.00	$1,021.23	$3.95	0.78%

B	1,000.00	1,047.40	7.86	1,017.46	7.74	1.53

C	1,000.00	1,048.00	7.86	1,017.46	7.74	1.53

Y	1,000.00	1,053.20	2.72	1,022.49	2.68	0.53

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
[3]	Effective June 6, 2011, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50%, and 0.50% of average daily net assets, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.86, $7.72, $7.72 and $2.58 for Class A, Class B, Class C and Class Y shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.81, $7.61, $7.61 and $2.54 for Class A, Class B, Class C and Class Y shares, respectively.

28        Invesco Van Kampen Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Intermediate Term Municipal Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

29        Invesco Van Kampen Intermediate Term Municipal Income Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

30        Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-ITMI-SAR-1     Invesco Distributors, Inc.

Invesco Van Kampen Municipal Income Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: VKMMX  ▪  B: VMIBX  ▪  C: VMICX  ▪  Y: VMIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
29	Financial Statements
31	Notes to Financial Statements
37	Financial Highlights
38	Fund Expenses
39	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.56%

Class B Shares	6.18

Class C Shares	6.10

Class Y Shares	6.78

Barclays Capital Municipal Bond Index ▼ (Broad Market/Style-Specific Index)	6.39

▼Lipper Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen Municipal Income Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions

	Before	on	and Sale of

	Taxes	Distributions	Fund Shares

Class A Shares

Inception (8/1/90)	4.92%	4.90%	4.98%

10 Years	3.19	3.19	3.39

5 Years	1.66	1.66	2.11

1 Year	–3.75	–3.75	–0.81

Class B Shares

Inception (8/24/92)	4.15%	4.13%	4.24%

10 Years	3.08	3.07	3.23

5 Years	1.56	1.56	1.94

1 Year	–4.49	–4.49	–1.46

Class C Shares

Inception (8/13/93)	3.34%	3.33%	3.47%

10 Years	2.92	2.91	3.07

5 Years	1.88	1.88	2.21

1 Year	–0.66	–0.66	1.03

Class Y Shares

Inception (8/12/05)	3.31%	3.30%	3.56%

5 Years	2.92	2.92	3.23

1 Year	1.40	1.40	2.71

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

Inception (8/1/90)	4.83%	4.81%	4.91%

10 Years	3.27	3.27	3.48

5 Years	1.69	1.69	2.15

1 Year	–2.64	–2.64	–0.02

Class B Shares

Inception (8/24/92)	4.05%	4.03%	4.15%

10 Years	3.17	3.16	3.32

5 Years	1.59	1.59	1.98

1 Year	–3.39	–3.39	–0.69

Class C Shares

Inception (8/13/93)	3.23%	3.22%	3.38%

10 Years	3.00	2.99	3.15

5 Years	1.91	1.90	2.25

1 Year	0.42	0.42	1.78

Class Y Shares

Inception (8/12/05)	2.93%	2.93%	3.25%

5 Years	2.93	2.93	3.26

1 Year	2.49	2.49	3.49

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.89%, 1.64%, 1.64% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year.
The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3	Invesco Van Kampen Municipal Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals - a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
      Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
      In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
      Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
      Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
      If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
      All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Van Kampen Municipal Income Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–107.20%
Alabama–0.87%
Birmingham (City of) Water Works Board; Series 2004 A, Water & Sewer RB (INS–NATL)(a)	5.00%	01/01/21	$1,095	$1,173,906

Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB(b)	5.20%	06/01/25	2,500	2,388,850

Health Care Authority for Baptist Health (The); Series 2009 A, RB(c)(d)	6.13%	11/15/12	2,000	2,057,460

Houston (County of) Health Care Authority; Series 2006 A, RB (INS–AMBAC)(a)	5.25%	10/01/30	3,670	3,466,975

Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	657,837

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	—

Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	4,100	4,300,039

University of Alabama (The); Series 2008 A, Hospital RB(c)(d)	5.75%	09/01/18	3,000	3,341,010

				17,386,077

Alaska–1.28%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS–AMBAC)(a)(b)	5.00%	12/01/35	3,015	2,560,579

Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	6,525	6,917,674

Series 2006 D, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	9,570	10,145,923

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	214,436

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS–AGC)(a)	6.00%	09/01/28	5,000	5,765,750

				25,604,362

Arizona–2.39%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS–BHAC)(a)	5.50%	01/01/38	5,000	5,212,400

Arizona (State of);
Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/24	2,375	2,536,809

Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/26	2,420	2,543,178

Arizona State University (Research Infrastructure); Series 2004, COP (INS–AMBAC)(a)	5.25%	09/01/24	885	926,303

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,435,299

Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,263,845

Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,178,337

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	976,850

Series 2010, RB	5.13%	05/15/40	2,150	2,100,851

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement Bonds (INS–AMBAC)(a)	5.25%	01/01/32	1,665	1,677,954

Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR(c)(d)	6.00%	05/01/14	1,000	1,100,840

Navajo County Pollution Control Corp.;
Series 2009 C, PCR(c)(d)	5.50%	06/01/14	1,000	1,079,710

Series 2009 E, PCR(c)(d)	5.75%	06/01/16	1,000	1,142,400

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	549,114

Series 2009, Education RB	7.13%	01/01/45	570	524,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Phoenix Civic Improvement Corp.;
Series 2002 B, Sr. Lien Airport RB (INS–NATL)(a)(b)	5.25%	07/01/32	$5,000	$5,011,750

Series 2004, Jr. Lien Wastewater System RB (INS–NATL)(a)	5.00%	07/01/27	2,000	2,120,100

Series 2008 B, Sr. Lien Airport RB(b)	5.25%	07/01/19	1,000	1,114,820

Pima (County of) Industrial Development Authority (Global Water Resources LLC);
Series 2007, Water & Wastewater RB(b)	6.55%	12/01/37	1,600	1,443,264

Series 2008, Water & Wastewater RB(b)	6.38%	12/01/18	815	803,403

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	1,747,457

Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	587,185

Series 2008, Electrical System RB	6.00%	12/01/28	740	769,874

Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(e)	5.00%	01/01/25	3,000	3,341,010

Series 2009 A, Electric System RB(e)	5.00%	01/01/28	2,000	2,180,980

University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,320,975

				47,689,330

California–14.02%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,073,500

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/25	4,535	4,815,535

Alvord Unified School District (Election of 2007);
Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/25	375	399,739

Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/26	3,025	3,203,293

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(a)	5.25%	09/01/35	3,780	2,936,606

Bell (City of) Community Housing Authority; Series 2005, Ref. Lease RB (INS–AMBAC)(a)	5.00%	10/01/30	2,205	1,734,607

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/26	3,180	1,498,130

Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/31	40	13,523

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.45%	06/01/28	3,000	2,483,280

California (State of) Department of Veterans Affairs;
Series 2007 A, Home Purchase RB(b)(e)	4.95%	12/01/37	9,585	8,897,756

Series 2007 B, Home Purchase RB(b)	5.15%	12/01/27	4,250	4,307,162

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,300,450

California (State of) Health Facilities Financing Authority (Sutter Health); Series 1999 A, RB (INS–NATL)(a)	5.35%	08/15/28	1,630	1,650,082

California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP–FHA)	0.00%	08/01/15	10	6,911

Series 2007 G, Home Mortgage RB(b)	5.05%	02/01/29	6,470	6,032,757

Series 2008 K, Home Mortgage RB(b)	5.30%	08/01/23	3,500	3,422,790

Series 2008 K, Home Mortgage RB(b)	5.45%	08/01/28	4,000	4,002,400

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,001,600

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,060,612

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	6,928,110

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	2,000	2,345,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	$500	$540,030

Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,179,140

California (State of) Statewide Communities Development Authority;
Series 2004 A, Water & Wastewater RB (INS–AGM)(a)	5.25%	10/01/24	3,920	4,063,903

Series 2004 A, Water & Wastewater RB (INS–AGM)(a)	5.00%	10/01/29	1,095	1,111,031

Series 2005 D, Water & Wastewater RB (INS–AGM)(a)	5.00%	10/01/26	4,615	4,756,404

California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.25%	06/01/21	1,835	1,673,538

California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,355,855

Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS–NATL)(a)	5.00%	09/01/25	5,000	4,906,300

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	08/01/29	1,585	551,485

Desert Hot Springs (City of) Redevelopment Agency (Merged Redevelopment);
Series 2008 A-2, Tax Allocation RB	5.00%	09/01/23	1,610	1,275,603

Series 2008 A-2, Tax Allocation RB	5.25%	09/01/28	2,000	1,477,280

Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.70%	08/01/21	425	511,470

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/32	5,030	1,360,514

Series 2009 A, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/33	4,185	1,061,107

Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS–NATL)(a)(f)	0.00%	01/15/17	3,000	2,193,390

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,325,010

Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS–NATL)(a)	5.75%	08/01/19	265	308,216

Hawthorne (City of) Community Redevelopment Agency (Area No. 2); Series 2006, Tax Allocation RB (INS–SGI)(a)	5.25%	09/01/36	7,000	6,358,170

Indio (City of) Redevelopment Agency (Indio Redevelopment Merged Project Area);
Series 2008 A, Sub. Tax Allocation Bonds	5.13%	08/15/25	780	699,052

Series 2008 A, Sub. Tax Allocation Bonds	5.25%	08/15/26	1,960	1,751,966

Lancaster (City of) Redevelopment Agency (Combined Redevelopment Project Areas Housing Programs); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,020,780

Loma Linda (City of) Redevelopment Agency; Series 2005 A, Sub. Tax Allocation RB (INS–SGI)(a)	5.25%	07/01/30	3,360	3,182,794

Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,529,600

Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB(e)	5.25%	07/01/38	2,000	2,115,600

Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS–AMBAC)(a)	5.00%	07/01/35	2,000	2,057,780

Los Angeles Unified School District; Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,182,280

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(f)	0.00%	08/01/35	3,260	705,203

Merced (City of) Irrigation District (Electric System); Series 2005, COP (INS–SGI)(a)	5.25%	09/01/36	10,000	8,305,000

Metropolitan Water District of Southern California; Series 2005 A, RB (INS–AGM)(a)	5.00%	07/01/35	2,000	2,059,200

Oakland (Port of);
Series 2002 L, RB(b)(c)(g)	5.00%	11/01/12	530	557,910

Series 2002 L, RB (INS–NATL)(a)(b)	5.00%	11/01/21	4,260	4,309,203

Series 2007 A, Ref. Intermediate Lien RB (INS–NATL)(a)(b)	5.00%	11/01/29	4,000	3,865,360

Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/01/30	1,000	1,046,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	08/01/37	$1,170	$216,076

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	08/01/38	4,770	814,621

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	08/01/39	5,010	794,786

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	08/01/40	5,260	781,163

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	08/01/41	5,520	758,669

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	08/01/44	145	16,176

Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	08/01/31	2,420	2,624,442

Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/35	7,500	6,425,325

Regents of the University of California;
Series 2007 A, Medical Center Pooled RB (INS–BHAC)(a)	4.50%	05/15/47	3,510	3,353,208

Series 2009 O, RB(e)	5.75%	05/15/23	5,570	6,761,312

Series 2009 O, RB(e)	5.75%	05/15/25	8,205	9,742,945

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,698,275

Riverside (City of); Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/38	6,335	6,430,975

Riverside (County of) Public Financing Authority (Air Force Village West, Inc.);
Series 1999, COP	5.75%	05/15/19	1,680	1,466,321

Series 1999, COP	5.80%	05/15/29	3,900	2,991,222

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,289,938

San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	981,000

Series 2011, RB	6.50%	12/01/21	2,000	1,979,160

Series 2011, RB	6.50%	12/01/22	2,000	1,962,300

San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(e)	5.25%	08/01/33	7,500	8,059,425

San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(b)	5.00%	05/01/23	10,000	10,495,000

San Francisco (City & County of) Airports Commission; Series 1999, Second Series RB (INS–AGM)(a)(b)	5.00%	05/01/30	2,390	2,389,976

San Francisco (City & County of) Redevelopment Agency (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,014,390

San Jose (City of);
Series 2011 A-1, Airport RB(b)	5.25%	03/01/26	2,730	2,760,521

Series 2011 A-1, Airport RB(b)	6.25%	03/01/34	2,500	2,675,475

San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(a)	5.00%	10/01/31	5,140	4,729,982

South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS–AMBAC)(a)	5.00%	08/15/27	5,380	5,213,112

South Tahoe Joint Powers Financing Authority (Redevelopment Project Area No. 1); Series 2005 A, Ref. Lease RB (INS–AMBAC)(a)	5.00%	10/01/35	2,000	1,673,360

Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS–AMBAC)(a)(h)	8.75%	07/01/15	9,000	11,064,780

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	677,850

Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	9,000	5,725,350

Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,367,392

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(c)(d)	3.50%	05/01/13	2,000	2,001,620

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,162,150

Washington Unified School District (New High School); Series 2007, COP (INS–AMBAC)(a)	5.00%	08/01/30	2,840	2,716,006

West Contra Costa Unified School District (Election of 2002); Series 2003 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/26	5,000	5,051,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	08/01/27	$7,865	$2,707,684

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	08/01/24	3,570	1,726,738

				279,811,402

Colorado–2.64%
Colorado (State of) Educational & Cultural Facilities Authority (Aurora Academy); Series 2004, Charter School RB (INS–SGI)(a)	5.25%	02/15/34	3,745	3,606,323

Colorado (State of) Educational & Cultural Facilities Authority (Bromley School); Series 2005, Ref. Charter School RB (INS–SGI)(a)	5.25%	09/15/32	2,500	2,456,200

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(a)	5.00%	06/01/37	1,070	1,062,253

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	955,200

Colorado (State of) Housing & Finance Authority; Series 1998 A-2, Sr. Single Family Program RB	6.60%	05/01/28	120	122,670

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,530,344

Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,651,590

Colorado Springs (City of);
Series 2002, Hospital RB (INS–AGM)(a)	5.25%	12/15/20	3,375	3,816,788

Series 2002, Hospital RB (INS–AGM)(a)	5.25%	12/15/21	3,530	3,955,294

Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(e)	5.00%	08/01/24	1,500	1,709,205

Series 2008, Unlimited Tax GO Bonds(e)	5.00%	08/01/25	6,000	6,777,540

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/35	5,680	4,861,796

E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS–NATL)(a)(f)	0.00%	09/01/14	20,000	17,749,000

Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	500	410,685

				52,664,888

Connecticut–0.63%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(b)	5.50%	04/01/21	3,000	3,224,790

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 K-2, RB (INS–NATL)(a)	5.00%	07/01/23	1,100	1,188,000

Connecticut (State of) Health & Educational Facility Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	4,000	4,093,240

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB(b)	5.00%	05/15/31	1,945	1,975,731

Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,000	1,001,270

Series 2009 C, RB(c)(d)	7.25%	01/01/16	1,000	1,027,050

				12,510,081

Delaware–0.03%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	611,333

District of Columbia–2.79%
District of Columbia (Center for Strategic & International Studies);
Series 2011, RB	6.38%	03/01/31	2,980	3,003,006

Series 2011, RB	6.63%	03/01/41	1,100	1,114,135

District of Columbia (Gallery Place); Series 2002, Tax Increment Allocation RB (INS–AGM)(a)	5.25%	07/01/27	5,150	5,207,216

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,370,214

District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(a)	5.50%	10/01/41	4,000	4,299,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	$12,000	$11,651,160

Series 2009 A, Sec. Income Tax RB(e)	5.00%	12/01/23	10,715	12,313,464

Series 2009 A, Sec. Income Tax RB(e)	5.25%	12/01/27	6,860	7,758,043

Series 2009 B, Ref. Sec. Income Tax RB(e)	5.00%	12/01/24	4,285	4,866,774

Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS–NATL)(a)(b)	5.25%	10/01/32	3,000	3,015,060

				55,598,832

Florida–7.24%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	942,250

Series 2007, IDR	5.88%	11/15/36	1,000	789,400

Broward (County of); Series 2001 J-1, Airport System RB (INS–AMBAC)(a)(b)	5.25%	10/01/26	5,000	5,021,150

Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB(b)	5.75%	01/01/32	1,000	777,350

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,152,490

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	520	542,063

Florida (State of) Board of Education (Capital Outlay); Series 2007 A, Ref. Public Education Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,255,867

Florida (State of) Board of Education; Series 2000, Housing RB (INS–NATL)(a)	5.75%	07/01/14	750	752,797

Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/26	1,305	1,399,130

Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/27	1,325	1,414,835

Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/28	1,440	1,529,870

Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/32	2,500	2,618,350

Florida (State of) Municipal Loan Council; Series 2000 B, RB (INS–NATL)(a)	5.75%	11/01/14	320	322,170

Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP–GNMA)(b)	5.80%	07/01/28	1,370	1,434,979

Series 2008 1, RB (CEP–GNMA)(b)	6.00%	07/01/39	845	862,221

Gulf Breeze (City of) (Local Government Loan Program); Series 1985 E, RB (INS–FGIC)(a)(c)(d)	5.65%	12/01/17	500	503,040

Gulf Breeze (City of) (Venice Local Government Loan Program); Series 2001 E, RB (INS–FGIC)(a)(c)(d)	5.15%	12/01/15	1,340	1,344,556

Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB(c)(g)	5.25%	11/15/16	100	121,947

Series 2006 C, RB(c)(d)	5.25%	11/15/16	3,900	3,942,120

Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(a)(b)	5.38%	10/01/33	2,500	2,552,250

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2006, Ref. PCR (INS–AMBAC)(a)(c)(d)	5.00%	03/15/12	800	817,952

Jacksonville (City of); Series 2001, Transportation RB (INS–NATL)(a)	5.00%	10/01/26	8,500	8,507,735

Key West (City of) Utility Board; Series 1985 D, Electricity CAB RB(f)(g)	0.00%	10/01/13	1,000	973,020

Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS–AGC)(a)(b)	5.00%	10/01/38	16,100	15,298,059

Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	2,046,800

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(a)	5.50%	04/01/38	4,000	4,151,240

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/35	3,350	3,430,266

Miami-Dade (County Of) School Board; Series 2008 B, COP (INS–AGC)(a)	5.25%	05/01/26	5,000	5,354,750

Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS–NATL)(a)	5.00%	10/01/35	2,500	2,520,550

Series 2010, Water & Sewer System RB (INS–AGM)(a)	5.00%	10/01/39	4,500	4,613,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Mid-Bay Bridge Authority;
Series 1991 A, RB(g)	6.88%	10/01/22	$2,500	$3,351,525

Series 1993 A, Ref. RB (INS–AMBAC)(a)	5.85%	10/01/13	2,415	2,419,999

Series 2008 A, Ref. RB (INS–AGC)(a)	5.00%	10/01/27	1,840	1,862,908

Orlando (City of) Community Redevelopment Agency (Universal Blvd.); Series 2002, Ref. Tax Increment Allocation RB (INS–AMBAC)(a)	5.13%	04/01/20	1,000	1,000,890

Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	2,200	2,324,894

Series 2007, RB	5.88%	11/15/37	800	775,504

Port St. Lucie (City of) (Utility Service Area No. 3 & 4); Series 1998 A, Special Assessment RB (INS–NATL)(a)	5.00%	10/01/18	460	460,198

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(a)	5.00%	09/01/35	1,500	1,544,160

Putnam (County of) Development Authority (Seminole Electric Cooperative, Inc.); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(c)(d)	5.35%	05/01/18	5,200	5,912,660

Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/36	490	240,281

Seminole Indian Tribe;
Series 2007 A, Special Obligation RB(j)	5.75%	10/01/22	500	499,565

Series 2007 A, Special Obligation RB(j)	5.25%	10/01/27	3,500	3,089,590

Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,365	1,294,648

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(e)	5.00%	08/15/42	18,000	17,638,560

St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2004 A, First Mortgage RB	5.63%	08/01/34	5,000	4,696,900

St. Johns (County of) Industrial Development Authority (Professional Golf); Series 2001, Ref. RB (INS–NATL)(a)	5.25%	09/01/12	535	541,966

Sunrise (City of);
Series 1998, Ref. Utility System RB(c)(g)	5.20%	10/01/20	1,725	2,059,150

Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.20%	10/01/22	2,275	2,522,179

Tallahassee (City of) (Tallahassee Memorial Regional Medical); Series 1994, Ref. Health Facilities RB (INS–NATL)(a)	6.63%	12/01/13	4,840	4,857,279

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)	6.00%	10/01/29	3,000	3,764,730

Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	400	266,488

Series 2007, Special Assessment RB	6.65%	05/01/40	665	408,782

Village Center Community Development District; Series 2001 A, Recreational RB (INS–NATL)(a)	5.20%	11/01/25	1,000	951,760

				144,477,583

Georgia–2.75%
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/21	1,370	1,468,407

Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/22	1,000	1,060,340

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	2,500	2,572,900

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,482,800

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)	5.00%	01/01/33	4,000	4,039,160

Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)	5.00%	01/01/34	3,000	3,025,890

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,125,500

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,118,890

Augusta (City of); Series 2004, Water & Sewerage RB (INS–AGM)(a)	5.25%	10/01/39	3,000	3,119,220

Bleckley-Cochran Development Authority (MGC Real Estate Foundation); Series 2005 A, Student Housing Facilities RB (INS–CIFG)(a)	5.00%	07/01/25	4,390	4,557,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Fulton (County of); Series 1998, Water & Sewerage RB (INS–NATL)(a)	4.75%	01/01/28	$5,000	$5,013,350

Gainesville & Hall (Counties of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	737,576

Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB(g)	6.40%	01/01/13	610	639,506

Series 1998 Y, Power RB(c)(g)	6.50%	01/01/14	145	165,796

Series 1998 Y, Power RB(g)	6.50%	01/01/17	410	474,509

Series 1998 Y, Power RB (INS–AMBAC)(a)	6.40%	01/01/13	9,845	10,226,100

Series 1998 Y, Power RB (INS–NATL)(a)	6.50%	01/01/17	9,445	10,960,545

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,000	2,046,300

				54,834,575

Hawaii–1.04%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co.); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,128,320

Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	2,000	2,024,160

Series 2009 C-2, Special Purpose Senior Living RB	6.40%	11/15/14	1,000	1,001,470

Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds(e)	5.00%	05/01/23	5,125	5,840,245

Hawaii Housing Finance & Development Corp.; Series 1997 A, Single Family Mortgage Purchase RB (CEP–FNMA)(b)	5.75%	07/01/30	330	332,544

Honolulu (City & County of);
Series 2009 A, Unlimited Tax GO Bonds(e)	5.25%	04/01/29	4,120	4,545,926

Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/33	2,000	2,215,880

Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/34	2,355	2,594,975

				20,683,520

Idaho–0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,143,660

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	615	522,166

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/23	4,230	4,758,792

Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/24	3,485	3,870,929

Idaho (State of) Housing & Finance Association;
Series 2008 A-CL-I, Single Family Mortgage RB(b)	5.63%	07/01/28	570	590,497

Series 2008 A-CL-I, Single Family Mortgage RB(b)	5.75%	07/01/39	1,145	1,182,247

Series 2008 A-CL-II, Single Family Mortgage RB(b)	5.85%	07/01/36	1,320	1,375,928

Series 2008 A-CL-III, Single Family Mortgage RB(b)	5.70%	07/01/28	3,415	3,533,023

				16,977,242

Illinois–12.79%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	1,939,545

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	999,915

Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS–Radian)(a)	5.13%	11/01/37	3,755	3,511,263

Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	480	477,523

Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/21	5,925	6,210,644

Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/22	6,220	6,478,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. General Third Lien Airport RB (INS–AGC)(a)	5.25%	01/01/21	$2,840	$2,966,834

Series 2003 E, Ref. General Third Lien Airport RB (INS–AGC)(a)	5.25%	01/01/23	3,120	3,231,602

Series 2003 E, Ref. General Third Lien Airport RB (INS–AGC)(a)	5.25%	01/01/24	1,430	1,475,960

Series 2003 E, Ref. General Third Lien Airport RB (INS–AGC)(a)	5.00%	01/01/34	5,000	5,031,900

Series 2004 A, Ref. General Third Lien Airport RB (INS–AGC)(a)	5.00%	01/01/29	1,000	1,020,690

Series 2005 A, General Airport Third Lien RB (INS–AGC)(a)	5.25%	01/01/24	6,000	6,345,480

Series 2005 A, General Airport Third Lien RB (INS–AGC)(a)	5.25%	01/01/26	3,855	4,033,062

Series 2005 A, General Airport Third Lien RB (INS–NATL)(a)	5.25%	01/01/24	5,000	5,246,100

Series 2008 A, General Airport Third Lien RB (INS–AGM)(a)(e)	5.00%	01/01/33	3,000	3,060,960

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, COP	7.13%	03/15/22	3,840	3,851,827

Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	505	506,172

Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	12/01/19	2,845	1,982,254

Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	12/01/19	1,500	1,045,125

Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	12/01/25	1,020	463,784

Chicago (City of) Park District; Series 2001 C, Limited Tax GO Bonds (INS–NATL)(a)	5.50%	01/01/19	615	617,269

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/25	4,840	5,094,971

Chicago (City of);
Series 1995 A-2, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.25%	01/01/14	3,000	3,316,920

Series 2000 C, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(a)	5.75%	01/01/16	1,200	1,204,752

Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(a)	5.38%	01/01/17	2,000	2,273,400

Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.63%	01/01/39	145	145,944

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(e)	5.25%	01/01/24	4,200	4,459,560

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(e)	5.25%	01/01/25	4,400	4,646,796

Series 2011, COP	7.13%	05/01/21	2,800	2,885,820

Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(e)	5.00%	12/01/24	15,000	17,272,050

Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.20%	12/01/14	290	347,661

Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.10%	12/01/16	345	440,089

Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	12/01/17	2,605	2,064,306

Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	12/01/18	2,995	2,242,836

Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	12/01/20	4,050	2,654,654

DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/26	2,600	2,782,338

Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/27	990	1,054,261

Du Page County Community High School District No. 108; Series 2002, Unlimited Tax GO Bonds (INS–AGM)(a)	5.60%	01/01/22	3,000	3,151,680

Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006 1, Special Tax RB(i)	5.38%	03/01/16	1,000	450,800

Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	5.10%	03/01/29	3,000	3,092,010

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,096,270

Illinois (State of) Finance Authority (Amerencips); Series 2000 A, Ref. PCR(c)(d)	5.50%	02/28/14	5,050	5,050,505

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,672,975

Illinois (State of) Finance Authority (Carle Foundation); Series 2011 A, RB	6.00%	08/15/41	4,000	4,087,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(i)	5.50%	08/15/18	$1,000	$494,880

Series 2008 A, Ref. RB(i)	6.00%	08/15/22	250	123,720

Series 2008 A, Ref. RB(i)	6.13%	08/15/28	1,500	742,320

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.10%	08/15/31	445	365,803

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(e)	5.38%	08/15/24	1,000	1,109,420

Series 2009 A, RB(e)	5.75%	08/15/30	2,000	2,154,500

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,500	1,487,985

Illinois (State of) Finance Authority (Resurrection Health Care);
Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	12,000	12,486,240

Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/15	4,700	5,085,635

Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/17	5,100	5,539,824

Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/18	5,050	5,456,676

Series 2009, Ref. RB	6.13%	05/15/25	2,870	2,977,855

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,104,520

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,000,430

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	4,944,015

Illinois (State of) Finance Authority (Sherman Health Systems);
Series 1997, RB (INS–AMBAC)(a)	5.25%	08/01/22	2,000	1,999,840

Series 2007 A, RB	5.50%	08/01/37	3,500	3,152,625

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center); Series 2008, Ref. RB	6.00%	08/15/23	2,745	2,796,386

Illinois (State of) Medical District Commission; Series 2002, COP (INS–NATL)(a)	5.25%	06/01/32	2,000	1,689,060

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS–NATL)(a)	5.25%	06/15/42	6,000	5,972,280

Series 2002 B, Ref. Dedicated State Tax Conv. CAB RB (INS–NATL)(a)(f)	0.00%	06/15/19	9,250	9,827,847

Series 2002 B, Ref. Dedicated State Tax Conv. CAB RB (INS–NATL)(a)(f)	0.00%	06/15/22	20,000	16,652,400

Illinois (State of); Series 1991, Civic Center RB (INS–AMBAC)(a)	6.25%	12/15/20	3,495	3,959,136

Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds(f)(g)	0.00%	12/01/17	2,875	2,573,901

Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	12/01/17	3,915	3,102,403

McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	01/01/17	3,000	2,412,330

McHenry (County of) (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	3,992,244

McHenry County Community High School District No. 154; Series 2001, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	01/01/16	1,330	1,172,994

Pingree Grove (Village of) (Cambridge Lakes); Series 2005, Special Tax RB	5.25%	03/01/15	1,374	1,330,980

Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(i)	5.80%	03/01/37	1,500	743,490

Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,064,280

Series 2010, RB	6.00%	06/01/28	10,000	10,251,100

University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,019,680

Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006 1, Special Tax RB	6.00%	03/01/36	548	436,444

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(b)	7.00%	12/01/42	425	372,037

Woodland Community Consolidated School District No. 50; Series 2000 B, Unlimited Tax CAB GO Bonds(f)(g)	0.00%	12/01/14	1,200	1,168,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Yorkville (United City of) (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	$982	$542,820

				255,289,781

Indiana–1.08%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	522,885

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Wastewater Utility Second Lien RB	5.00%	10/01/41	10,000	9,945,600

Indiana (State of) Finance Authority (St. Francis); Series 2006 E, RB (INS–AGM)(a)	5.25%	05/15/41	2,000	2,034,140

Indiana (State of) Health Facility Finance Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,740	1,581,834

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,246,090

Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(b)	5.10%	01/15/17	1,500	1,676,475

Indianapolis (City of) Local Public Improvement Bond Bank; Series 1992 D, RB(g)	6.75%	02/01/14	365	388,911

St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Allocation CAB RB(f)	0.00%	06/30/12	140	131,778

Series 1997 B, Tax Allocation CAB RB(f)	0.00%	06/30/13	135	117,674

Series 1997 B, Tax Allocation CAB RB(f)	0.00%	06/30/14	130	104,940

Series 1997 B, Tax Allocation CAB RB(f)	0.00%	06/30/15	130	97,178

Series 1997 B, Tax Allocation CAB RB(f)	0.00%	06/30/16	135	93,459

Series 1997 B, Tax Allocation CAB RB(f)	0.00%	06/30/17	225	144,243

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(j)	5.50%	09/01/27	1,500	1,382,970

				21,468,177

Iowa–1.37%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	1,896,958

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,178,269

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(e)(k)	5.00%	06/01/25	5,815	6,512,451

Series 2009 A, Special Obligation RB(e)(k)	5.00%	06/01/26	4,360	4,833,104

Series 2009 A, Special Obligation RB(e)(k)	5.00%	06/01/27	9,300	10,235,952

Iowa (State of) Finance Authority; Series 2008 A, Health Facilities RB (INS–AGC)(a)	5.25%	08/15/29	1,500	1,582,200

Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,090,380

				27,329,314

Kansas–0.32%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,630,815

Wyandotte (County of) & Kansas City (City of) Unified Government (Redevelopment Project Area B); Series 2005, Ref. Second Lien Sales Tax Special Obligation RB	5.00%	12/01/20	2,490	2,577,424

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS–BHAC)(a)	5.00%	09/01/29	2,000	2,137,180

				6,345,419

Kentucky–1.28%
Kentucky (Commonwealth of) State Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/28	3,000	3,233,520

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,250,140

Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,076,420

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/33	4,000	4,238,160

Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/38	4,000	4,198,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	$3,200	$3,272,352

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.25%	10/01/35	6,000	6,284,220

				25,553,212

Louisiana–1.66%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital);
Series 1992 A, Hospital RB (INS–Connie Lee)(a)	6.38%	12/01/12	1,330	1,330,559

Series 1992 A, Hospital RB (INS–Connie Lee)(a)	6.50%	12/01/18	5,530	5,739,310

Lafayette (City of) Consolidated Government; Series 2004, Utilities RB (INS–NATL)(a)	5.25%	11/01/24	7,500	8,216,325

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	1,364	682,546

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,065,970

Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS–AGC)(a)	5.00%	05/01/28	2,500	2,645,150

New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	6.00%	01/01/23	2,000	2,313,820

Rapides (Parish of) Finance Authority (Cleco Power LLC);
Series 2007, RB(b)(c)(d)	5.25%	03/01/13	1,550	1,611,442

Series 2008, RB(b)(c)(d)	6.00%	10/03/11	2,000	2,006,380

Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(a)	5.00%	12/01/30	2,580	2,749,945

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	4,769,400

				33,130,847

Maryland–1.29%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,016,550

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,500	2,310,775

Maryland (State of) Community Development Administration; Series 2007, RB(b)	5.05%	09/01/32	2,105	2,105,505

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/31	2,750	2,814,845

Series 2011 A, RB	6.13%	01/01/36	4,000	3,957,200

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,498,752

Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,059,320

Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health); Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,021,030

Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,423,480

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,443,079

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,017,599

				25,668,135

Massachusetts–2.49%
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,078,620

Massachusetts (State of) Development Finance Agency (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	2,100	2,567,544

Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS–NATL)(a)	5.38%	02/01/27	2,000	2,035,120

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(d)	5.75%	05/01/19	2,000	2,273,540

Massachusetts (State of) Development Finance Agency (Harvard University);
Series 2009 A, RB(e)	5.50%	11/15/36	20,955	23,524,502

Series 2010 A, RB	5.00%	12/15/27	3,510	4,003,681

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.); Series 2007 A, RB	5.75%	11/15/35	2,400	1,339,320

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(e)	5.50%	07/01/36	6,680	7,440,318

Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,010,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB(b)	5.10%	12/01/27	$1,745	$1,770,460

Massachusetts Municipal Wholesale Electric Co. (No. 6); Series 2001 A, Water Supply System RB (INS–NATL)(a)	5.25%	07/01/16	175	178,630

Massachusetts Municipal Wholesale Electric Co. (Nuclear Mix No. 1); Series 2001 A, Water Supply System RB (INS–NATL)(a)	5.25%	07/01/13	2,350	2,402,029

				49,624,274

Michigan–0.72%
Detroit (City of); Series 2003 B, Sewage Disposal System Sr. Lien RB (INS–AGM)(a)	7.50%	07/01/33	5,750	6,808,863

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(c)(d)	5.25%	01/15/14	650	713,128

Series 2008 A, RB(c)(d)	5.50%	01/15/15	375	426,660

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS–SGI)(a)(b)	5.45%	12/15/32	5,000	4,974,600

Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(b)	7.50%	01/01/21	1,545	1,447,294

				14,370,545

Minnesota–0.70%
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	755,900

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,321,720

Series 2008 B, Health Care System RB (INS–AGC)(a)	6.50%	11/15/38	4,000	4,411,040

Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	1,823,540

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,622,844

				13,935,044

Mississippi–0.15%
Harrison (County of) Wastewater Management District; Series 1991 A, Ref. Wastewater Treatment Facilities RB(g)	8.50%	02/01/13	1,000	1,069,780

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	1,999,800

				3,069,580

Missouri–1.97%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(a)	5.00%	10/01/39	2,000	2,069,120

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Facilities RB	5.75%	06/01/39	2,150	2,225,830

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	6,757,798

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	2,615	2,684,376

Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	491,375

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,600	1,615,632

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	525	509,591

Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB(b)(c)(d)	4.90%	07/01/13	2,700	2,839,590

Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	10,000	10,686,300

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 B, Ref. RB	5.13%	02/01/27	1,200	1,143,984

Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	883,890

Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2000 B-1, Single Family Mortgage RB (CEP–GNMA)(b)	7.45%	09/01/31	80	82,665

Raytown (City of) (Live Redevelopment Plan); Series 2007 1, Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,360,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement Tax Increment Allocation RB	5.75%	11/01/27	$450	$413,960

St. Louis (County of) Industrial Development Authority (Friendship Village West Community); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,007,540

St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	1,300	1,017,536

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	468,515

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,116,038

				39,373,918

Montana–0.14%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	2,600	2,706,912

Nebraska–1.07%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.38%	04/01/39	4,000	4,260,960

Nebraska (State of) Public Power District; Series 2007 B, General RB (INS–BHAC)(a)	5.00%	01/01/37	15,570	16,008,763

University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,072,470

				21,342,193

Nevada–1.56%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,029,660

Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	4,000	4,112,480

Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS–AMBAC)(a)	6.50%	06/01/17	3,000	3,747,090

Series 2004 A-1, Airport System Sub. Lien RB (INS–NATL)(a)(b)	5.50%	07/01/20	3,045	3,187,232

Series 2004 A-1, Airport System Sub. Lien RB (INS–NATL)(a)(b)	5.50%	07/01/21	3,000	3,109,860

Series 2004 A-1, Airport System Sub. Lien RB (INS–NATL)(a)(b)	5.50%	07/01/23	5,000	5,154,100

Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,155,960

Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	600	576,252

Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	515	432,095

Nevada (State of) (Municipal Bond Bank Projects R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/23	3,500	3,731,245

Reno (City of); Series 2002, Capital Improvement RB (INS–NATL)(a)	5.13%	06/01/26	935	936,665

				31,172,639

New Hampshire–0.48%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	4,500	4,690,890

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	1,000	1,034,960

New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 06/29/93, Cost $298,525)(b)(j)	7.75%	06/01/14	305	301,880

New Hampshire (State of) Business Finance Authority (The United Illuminating Co.); Series 2009, PCR(b)(c)(d)	7.13%	02/01/12	3,250	3,327,350

New Hampshire (State of) Housing Finance Authority; Series 2000 B, Single Family Mortgage Acquisition RB(b)	6.70%	07/01/29	155	157,463

				9,512,543

New Jersey–2.62%
Landis Sewerage Authority; Series 1993, Complementary Auction Rate Securities Sewer RB (INS–NATL)(a)(d)(h)	9.77%	09/19/19	2,050	2,453,891

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	3,020	3,027,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	$750	$658,905

New Jersey (State of) Economic Development Authority;
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,793,470

Series 2009 Z, School Facilities Construction RB (INS–AGC)(a)	5.50%	12/15/34	1,000	1,063,080

Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/24	3,885	4,464,875

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System); Series 2008, RB	5.75%	07/01/15	1,695	1,771,156

New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,060,760

New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	3,695	3,994,960

Series 2008 X, SFH RB(b)	5.10%	10/01/23	4,025	4,129,489

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, CAB RB (INS–AGC)(a)(f)	0.00%	12/15/26	10,000	4,328,900

New Jersey (State of) Turnpike Authority;
Series 1991 C, RB(g)	6.50%	01/01/16	2,725	3,049,139

Series 1991 C, RB (INS–NATL)(a)	6.50%	01/01/16	565	677,684

Series 2003 A, RB (INS–NATL)(a)	5.00%	01/01/27	10,000	10,459,600

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/19	9,000	9,312,660

				52,246,481

New Mexico–0.47%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(c)(d)	5.20%	06/01/20	2,000	2,042,420

Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	3,938,091

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(e)	6.38%	08/01/32	3,000	3,325,380

				9,305,891

New York–7.35%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB(f)	0.00%	07/15/35	5,000	1,108,750

Series 2009, PILOT RB	6.25%	07/15/40	2,710	2,758,672

Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,157,097

Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(a)(f)	0.00%	06/01/17	5,000	4,425,000

Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,610,500

Series 2008 A, Electric System General RB (INS–BHAC)(a)	5.50%	05/01/33	5,000	5,447,650

Metropolitan Transportation Authority;
Series 2002 B, State Service Contract RB (INS–NATL)(a)	5.50%	07/01/24	5,000	5,166,800

Series 2011 A, Transportation RB	5.00%	11/15/41	2,000	2,027,000

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,050,340

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.25%	03/01/15	9,000	9,035,280

New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/27	5,000	5,041,500

Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	2,500	2,433,925

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(a)	6.38%	01/01/39	1,000	1,060,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority;
Series 2003 D, Future Tax Sec. RB(c)(g)	5.25%	02/01/13	$4,440	$4,754,929

Series 2009 S-3, Building Aid RB	5.25%	01/15/39	2,000	2,119,500

Subseries 2010 A-1, Future Tax Sec. RB(e)	5.00%	05/01/28	5,570	6,082,273

Subseries 2010 A-1, Future Tax Sec. RB(e)	5.00%	05/01/29	4,455	4,836,749

Subseries 2010 A-1, Future Tax Sec. RB(e)	5.00%	05/01/30	4,455	4,802,846

New York (City of); Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,397,949

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (INS–SGI)(a)	5.38%	07/01/21	3,105	3,239,695

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, Personal Income Tax RB(e)	5.00%	03/15/31	21,885	23,887,259

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(g)	7.38%	07/01/16	6,830	8,004,282

New York (State of) Dormitory Authority;
Series 1990 A, State University Educational Facilities RB	7.50%	05/15/13	2,000	2,218,600

Series 1993 A, State University Educational Facilities RB	5.25%	05/15/15	5,000	5,552,450

New York (State of) Energy, Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facility RB(b)(c)(d)(h)	12.67%	07/01/26	3,000	3,010,980

New York (State of) Energy, Research & Development Authority; Series 1993, RB(c)(d)(h)	12.20%	04/01/20	2,500	2,524,100

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(e)	5.00%	03/15/28	2,000	2,193,780

New York City Health & Hospital Corp.; Series 2002 A, Health System RB(c)(g)	5.00%	02/15/12	5,470	5,591,160

New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB	6.50%	11/15/18	2,414	2,540,620

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(i)(j)	6.13%	02/15/19	750	8

New York State Environmental Facilities Corp. (Municipal Water Financing); Series 2005 C, Clean Water & Drinking Revolving Funds RB	5.00%	06/15/21	1,545	1,750,439

Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS–AMBAC)(a)	5.00%	10/15/29	10,000	10,596,700

Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	3,000	2,166,120

				146,593,743

North Carolina–0.87%
Johnston (County of) Memorial Hospital Authority; Series 2008, RB (INS–AGM)(a)	5.25%	10/01/24	6,000	6,563,340

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, Retirement Facilities First Mortgage RB	5.63%	10/01/27	1,000	908,800

North Carolina (State of) Medical Care Commission (WakeMed); Series 2009 A, Health Care Facilities RB (INS–AGC)(a)	5.63%	10/01/38	2,200	2,257,992

North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS–NATL)(a)	5.50%	01/01/15	4,750	5,463,307

North Carolina (State of) Turnkpike Authority; Series 2009 A, Triangle Expressway System RB (INS–AGC)(a)	5.13%	01/01/24	2,000	2,196,300

				17,389,739

North Dakota–0.31%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Sr. Housing RB	5.20%	12/01/26	1,000	883,250

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,036,800

Mercer (County of) (Antelope Valley Station); Series 1995, Ref. PCR (INS–AMBAC)(a)	7.20%	06/30/13	2,215	2,325,905

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	977,640

				6,223,595

Ohio–2.56%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	3,340	2,602,962

Cleveland (City of); Series 2008 B-1, Public Power System CAB RB (INS–NATL)(a)(f)	0.00%	11/15/25	2,895	1,445,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	$500	$451,755

Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	3,000	2,908,410

Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Healthcare RB	5.00%	01/01/37	4,750	3,978,315

Lorain (County of) (Catholic Healthcare Partners);
Series 2001 A, Ref. & Improvement Hospital Facilities RB	5.25%	10/01/33	5,000	5,027,150

Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)	5.00%	04/01/24	1,750	1,861,492

Series 2006 H, Hospital Facilities RB (INS–AGC)(a)	5.00%	02/01/24	4,810	5,119,331

Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB	6.00%	11/15/28	2,825	2,974,951

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(c)(d)	5.80%	12/01/19	3,000	3,165,330

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,580,782

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	4,000	4,151,640

Ohio (State of) Housing Finance Agency (Covenent House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(b)	6.10%	09/20/49	2,845	3,030,978

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)(e)	5.30%	09/01/28	1,647	1,690,201

Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)(e)	5.40%	03/01/33	1,823	1,874,554

Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB(b)	5.15%	07/15/15	1,750	1,795,395

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)(d)	5.88%	06/01/16	2,140	2,406,130

				51,065,342

Oklahoma–1.08%
Grand River Dam Authority;
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/21	3,735	4,308,509

Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/22	3,735	4,252,298

Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/23	6,350	7,147,814

McAlester (City of) Public Works Authority; Series 1999 A, Utility System CAB RB (INS–AGM)(a)(f)	0.00%	02/01/30	4,320	1,538,568

Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS–AMBAC)(a)	5.50%	06/01/24	2,000	2,167,240

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP–GNMA)(b)	8.00%	08/01/18	85	85,398

Tulsa (City of) Community College; Series 2002, RB (INS–AMBAC)(a)	5.50%	07/01/22	2,000	2,065,320

				21,565,147

Oregon–0.18%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte Triabal); Series 2009 B, Tribal Economic Development Hydroelectric RB(j)	6.38%	11/01/33	3,500	3,536,855

Pennsylvania–0.88%
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc); Series 2002, First Mortgage RB	8.50%	05/01/32	1,635	1,560,019

Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB(c)(d)	5.00%	06/01/12	1,750	1,802,412

Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/39	1,850	1,876,566

Subseries 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/24	4,000	4,350,200

Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/28	4,550	3,772,496

Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/34	2,750	2,185,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	$2,000	$2,086,900

				17,633,908

Puerto Rico–2.29%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB(f)(g)	0.00%	07/01/17	15,000	12,738,600

Series 2008 WW, RB	5.25%	07/01/33	2,000	1,970,460

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB	5.50%	07/01/15	10,000	10,970,700

Puerto Rico Electric Power Authority; Series 2010 CCC, RB	5.25%	07/01/27	4,000	4,080,440

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	4,600	4,640,066

First Subseries 2010 A, RB	5.50%	08/01/42	4,400	4,463,404

First Subseries 2010 C, RB	5.25%	08/01/41	6,950	6,913,304

				45,776,974

Rhode Island–0.09%
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(a)(b)	5.25%	07/01/28	1,810	1,869,621

South Carolina–2.16%
Charleston Educational Excellence Financing Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/30	5,000	5,256,700

Easley (City of); Series 2005, Ref. & Improvement Utility System RB(c)(g)	5.00%	12/01/15	5,170	6,050,916

Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,025,520

Piedmont (City of) Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,140,260

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	1,025	1,053,679

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,141,000

Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	3,000	3,111,630

Series 2009 B, Ref.& Improvement Hospital RB (INS–AGC)(a)	5.38%	02/01/29	2,000	2,118,940

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS–AMBAC)(a)	5.20%	11/01/27	6,500	6,722,495

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	993,070

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	414,300

South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB(i)	6.00%	11/15/27	1,000	398,450

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,169,740

South Carolina (State of) Transportation Infrastructure Bank; Series 2002 A, RB (INS–AMBAC)(a)	5.25%	10/01/21	4,430	4,602,903

Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS–AGC)(a)	5.25%	04/15/22	4,465	4,898,775

				43,098,378

South Dakota–0.55%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,613,580

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS–AGC)(a)	5.50%	08/01/38	3,000	3,165,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota–(continued)

South Dakota (State of);
Series 1993 A, Lease Revenue Trust Ctfs. (INS–AGM)(a)	6.63%	09/01/12	$1,415	$1,451,960

Series 1993 A, Lease Revenue Trust Ctfs. (INS–AGM)(a)	6.70%	09/01/17	4,000	4,744,640

				10,975,540

Tennessee–0.31%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	946,690

Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement Hospital RB(c)(g)	7.75%	07/01/12	4,000	4,315,280

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	960,690

				6,222,660

Texas–11.48%
AllianceAirport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(b)	4.85%	04/01/21	3,615	3,758,371

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental RB(b)	6.50%	11/01/29	440	270,697

Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(g)	7.00%	05/01/21	500	696,410

Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(b)(d)	5.95%	05/15/33	1,100	1,135,387

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	4,615,875

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	4,805,800

Dallas (City of); Series 2009, Ref. & Improvement Civic Center Convention Complex RB (INS–AGC)(a)	5.25%	08/15/34	4,000	4,219,200

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS–BHAC)(a)(b)	5.50%	11/01/31	5,000	5,004,750

Series 2002 C, Joint RB (INS–NATL)(a)(b)	5.75%	11/01/18	425	426,534

Series 2002 C, Joint RB (INS–NATL)(a)(b)	6.00%	11/01/23	850	853,247

Series 2003 A, Joint RB (INS–AGM)(a)(b)	5.25%	11/01/24	10,000	10,234,700

Series 2004 B, Joint RB (INS–AGM)(a)(b)	5.50%	11/01/19	6,110	6,577,110

Series 2004 B, Joint RB (INS–AGM)(a)(b)	5.38%	11/01/21	4,000	4,228,680

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,103,921

Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/31	6,665	7,838,173

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,093,769

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,038,870

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	1,000	1,118,560

Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/26	3,860	4,115,532

Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/27	3,180	3,370,037

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	390	366,779

Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,754,207

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(f)	0.00%	09/01/26	8,750	3,998,313

Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(f)	0.00%	09/01/27	3,600	1,541,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)	5.25%	05/15/22	$15,000	$16,349,850

Series 2004 A, Ref. First Lien Combined Utility System RB (INS–BHAC)(a)	5.25%	05/15/23	22,500	24,543,450

Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.25%	05/15/25	5,000	5,449,950

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	1,801,805

Series 2011 A, RB	6.88%	05/15/41	1,700	1,774,596

Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,574,875

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	3,657,080

McLennan County Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	2,955	3,171,749

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(b)(c)(d)	6.00%	08/01/13	5,000	5,412,550

North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,222,300

Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,604,790

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(f)	0.00%	01/01/28	12,800	4,928,128

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(f)	0.00%	01/01/29	2,165	779,638

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(f)	0.00%	01/01/31	4,710	1,471,263

Series 2008 F, Ref. Toll Second Tier System RB	6.13%	01/01/31	4,000	4,131,400

Series 2008 L-2, Ref. First Tier System RB(c)(d)	6.00%	01/01/13	2,000	2,131,940

Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	07/15/25	2,750	2,954,985

Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	03/01/27	2,000	2,060,640

San Antonio (City of); Series 2002, Ref. Water System RB (INS–AGM)(a)	5.00%	05/15/28	5,000	5,118,000

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligation); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,028,720

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	307,067

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	547,410

Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,751,080

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	1,896,422

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,238,385

Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	2,000	1,981,680

Tarrant County Cultural Education Facilities Finance Corp. (Christus Health);
Series 2008 A, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	3,045	3,307,966

Series 2008 A, Ref. RB (INS–AGC)(a)	6.50%	07/01/37	4,250	4,570,875

Tarrant County Cultural Education Facilities Finance Corp.; Series 2007 A, Ref. Health Resources System RB	5.00%	02/15/17	2,700	3,080,646

Tarrant County Health Facilities Development Corp.; Series 1987 B, RB(g)	5.00%	09/01/15	1,750	1,927,398

Texas (State of) (Transportation Commission–Mobility Fund); Series 2008, Unlimited Tax GO Bonds(e)	5.00%	04/01/28	4,000	4,368,400

Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Home Mortgage RB (CEP–GNMA/FNMA/FHLMC)(b)(c)(d)(h)	12.95%	07/02/24	475	587,271

Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,300,580

Texas (State of) Turnpike Authority;
Series 2002, First Tier CAB RB (INS–BHAC)(a)(f)	0.00%	08/15/27	1,000	429,340

Series 2002 A, First Tier RB (INS–AMBAC)(a)	5.50%	08/15/39	10,000	10,022,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	$1,610	$1,815,114

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	5,645,149

Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,026,262

				229,138,364

Utah–0.49%
Provo (City of); Series 1984 A, Electric RB(g)	10.38%	09/15/15	310	370,961

Salt Lake City (City of) (IHC Hospitals, Inc.);
Series 1983, Ref. Hospital RB(g)	5.00%	06/01/15	5,000	5,529,050

Series 1992, Hospital RB	6.15%	02/15/12	1,300	1,329,913

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	600	528,408

Utah Housing Corp.; Series 2008 C 1, Class III, Single Family Mortgage RB(b)	5.70%	07/01/28	1,980	2,048,429

				9,806,761

Vermont–0.14%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,550	2,869,429

Virgin Islands–0.18%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	3,600	3,608,964

Virginia–0.35%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	993	984,351

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(g)	5.50%	06/01/26	1,000	1,109,930

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton); Series 2009, RB(j)	8.00%	07/01/19	1,000	1,046,590

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,274,700

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,431	1,470,796

				6,886,367

Washington–5.22%
Energy Northwest (No. 3) Series 2002 B, Ref. Electric RB (INS–AGM)(a)	6.00%	07/01/16	5,000	5,230,950

Energy Northwest (Wind); Series 2003, RB (INS–AMBAC)(a)	5.00%	07/01/23	1,365	1,382,226

Fife (City of); Series 2004, Water & Sewer RB (INS–NATL)(a)	5.13%	04/01/24	685	687,055

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,054,370

Grant (County of) Public Utility District No. 2;
Series 2001 H, Ref. Electric System RB (INS–AGM)(a)	5.38%	01/01/18	5,000	5,072,700

Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS–NATL)(a)	5.00%	01/01/38	2,500	2,523,875

Kalispel Tribe of Indians; Series 2008, Priority District RB	6.63%	01/01/28	950	807,206

King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (INS–AGM)(a)(b)	5.30%	06/01/23	1,025	1,042,425

King (County of) Public Hospital District No. 1 Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)	5.25%	12/01/28	3,575	3,851,097

Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS–AMBAC)(a)	5.00%	12/01/34	4,140	4,175,480

Seattle (City of);
Series 2003, Ref. Water System RB (INS–NATL)(a)	5.00%	09/01/20	10,000	10,736,400

Series 2003, Ref. Water System RB (INS–NATL)(a)	5.00%	09/01/23	10,000	10,665,600

Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,703,648

Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,394,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Snohomish (County of) Public Utility District No. 1; Series 2002, Electric RB (INS–AGM)(a)	5.50%	12/01/23	$2,565	$2,700,919

Spokane (City of) Public Facilities District;
Series 2003, Hotel, Motel & Sales Tax Use RB (INS–NATL)(a)	5.75%	12/01/25	2,000	2,163,440

Series 2003, Hotel, Motel & Sales Tax Use RB (INS–NATL)(a)	5.75%	12/01/26	2,420	2,514,065

Series 2003, Hotel, Motel & Sales Tax Use RB (INS–NATL)(a)	5.25%	09/01/33	3,000	3,043,260

Washington (State of) Health Care Facilities Authority (Multicare Health System);
Series 2004 A, RB (INS–AGM)(a)	5.25%	08/15/28	1,000	1,052,580

Series 2008 B, RB (INS–AGC)(a)	6.00%	08/15/39	2,000	2,152,860

Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS–AGM)(a)	5.25%	10/01/33	5,000	5,208,400

Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	506,350

Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,513,965

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit Custodial Receipts RB(j)	6.00%	01/01/27	1,100	1,051,105

Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,432,137

Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(e)	5.00%	08/01/30	21,500	23,302,560

Wenatchee School District No. 246; Series 2002, Unlimited Tax GO Bonds(c)(g)	5.00%	06/01/12	4,115	4,263,922

				104,232,795

West Virginia–0.18%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(b)	5.50%	10/15/37	1,000	967,650

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	251,670

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	851,332

West Virginia (State of) Economic Development Authority (Correctional, Juvenile and Public Safety Facilities); Series 2002 A, Lease RB(c)(g)	5.50%	06/01/12	1,530	1,605,184

				3,675,836

Wisconsin–1.45%
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(b)	5.38%	11/01/21	2,000	2,083,360

Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	923,912

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	2,057,220

Series 2011 A, RB	5.75%	05/01/35	1,000	1,030,560

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	546,235

Series 2009, RB	6.63%	02/15/39	1,000	1,073,700

Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB(b)(e)	5.13%	09/01/28	4,395	4,444,707

Series 2008 A, Home Ownership RB(b)	5.30%	09/01/23	8,125	8,526,619

Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,661,031

Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,628,250

				28,975,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–0.39%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	$4,000	$4,269,400

Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,497,305

Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	1,031,820

				7,798,525

TOTAL INVESTMENTS(l)–107.20% (Cost $2,062,706,398)				2,139,238,267

FLOATING RATE NOTE OBLIGATIONS–(8.03)%
Notes with interest rates ranging from 0.21% to 0.36% at 08/31/11 and contractual maturities of collateral ranging from 05/01/23 to 08/15/42 (See Note 1L)(m)				(160,175,000)

OTHER ASSETS LESS LIABILITIES–0.83%				16,576,004

NET ASSETS–100.00%				$1,995,639,271

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
CIFG	– CIFG Assurance North America, Inc.
Connie Lee	– Connie Lee Insurance, Co.
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
FTA	– Federal Transit Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SFH	– Single-Family Housing
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1L.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Van Kampen Municipal Income Fund

(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total vale of $19,641,022 which represents 0.98% of Net Assets.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $3,876,495, which represented 0.19% of the Fund’s Net Assets
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $10,908,563, which represented 0.55% of the Fund’s Net Assets.
(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	12.9%

Assured Guaranty Municipal Corp.	12.0

Assured Guaranty Corp.	8.8

American Municipal Bond Assurance Corp.	6.9

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Fund’s investments with a value of $275,569,292 are held by Dealer Trusts and serve as collateral for the $160,175,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
As of August 31, 2011

Revenue Bonds	86.1%

General Obligation Bonds	9.5

Pre-refunded Bonds	4.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco Van Kampen Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $2,062,706,398)	$2,139,238,267

Receivable for:
Investments sold	4,379,254

Fund shares sold	544,858

Interest	26,098,023

Investment for trustee deferred compensation and retirement plans	9,858

Other assets	36,713

Total assets	2,170,306,973

Liabilities:
Floating rate note obligations	160,175,000

Payable for:
Investments purchased	6,739,525

Fund shares reacquired	2,250,628

Amount due custodian	1,420,342

Dividends	3,013,282

Accrued fees to affiliates	617,079

Accrued other operating expenses	320,883

Trustee deferred compensation and retirement plans	130,963

Total liabilities	174,667,702

Net assets applicable to shares outstanding	$1,995,639,271

Net assets consist of:
Shares of beneficial interest	$1,976,860,321

Undistributed net investment income	1,155,668

Undistributed net realized gain (loss)	(58,908,587)

Unrealized appreciation	76,531,869

$1,995,639,271

Net assets:
Class A	$1,436,732,782

Class B	$25,583,713

Class C	$65,334,405

Class Y	$467,988,371

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	110,242,039

Class B	1,966,375

Class C	5,031,539

Class Y	35,922,815

Class A:
Net asset value per share	$13.03

Maximum offering price per share
(Net asset value of $13.03 divided by 95.25%)	$13.68

Class B:
Net asset value and offering price per share	$13.01

Class C:
Net asset value and offering price per share	$12.98

Class Y:
Net asset value and offering price per share	$13.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Invesco Van Kampen Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$34,989,199

Expenses:
Advisory fees	2,941,608

Administrative services fees	159,007

Custodian fees	15,306

Distribution fees:
Class A	1,189,819

Class B	108,912

Class C	258,705

Interest, facilities and maintenance fees	506,373

Transfer agent fees	364,006

Trustees’ and officers’ fees and benefits	21,648

Other	174,232

Total expenses	5,739,616

Less: Expense offset arrangement(s)	(400)

Net expenses	5,739,216

Net investment income	29,249,983

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities (includes net gains from securities sold to affiliates of $42,323)	(10,527,990)

Change in net unrealized appreciation of investment securities	52,699,422

Net realized and unrealized gain	42,171,432

Net increase in net assets resulting from operations	$71,421,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Invesco Van Kampen Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the five months ended February 28, 2011 and the year ended September 30, 2010
(Unaudited)

	Six months	Five months
	ended	ended	Year ended
	August 31,	February 28,	September 30,
	2011	2011	2010

Operations:
Net investment income	$29,249,983	$13,145,712	$34,814,733

Net realized gain (loss)	(10,527,990)	(12,627,066)	(12,985,380)

Change in net unrealized appreciation (depreciation)	52,699,422	(37,333,612)	21,283,630

Net increase (decrease) in net assets resulting from operations	71,421,415	(36,814,966)	43,112,983

Distributions to shareholders from net investment income:
Class A	(23,618,080)	(11,943,783)	(30,699,296)

Class B	(465,464)	(372,740)	(1,006,199)

Class C	(1,102,446)	(813,479)	(2,048,414)

Class Y	(5,792,337)	(148,405)	(195,465)

Total distributions from net investment income	(30,978,327)	(13,278,407)	(33,949,374)

Share transactions–net:
Class A	885,859,854	(56,460,731)	(28,863,531)

Class B	6,964,879	(3,546,068)	612,789

Class C	24,100,076	(8,436,002)	6,676,270

Class Y	455,838,570	3,378,829	(1,443,087)

Net increase (decrease) in net assets resulting from share transactions	1,372,763,379	(65,063,972)	(23,017,559)

Net increase (decrease) in net assets	1,413,206,467	(115,157,345)	(13,853,950)

Net assets:
Beginning of period	582,432,804	697,590,149	711,444,099

End of period (includes undistributed net investment income of $1,155,668, $2,884,012 and $2,915,917, respectively)	$1,995,639,271	$582,432,804	$697,590,149

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

31        Invesco Van Kampen Municipal Income Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

32        Invesco Van Kampen Municipal Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.50%

Over $500 million	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

33        Invesco Van Kampen Municipal Income Fund

  Effective June 6, 2011, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.83%, 1.58%, 1.58% and 0.58% of average daily net assets, respectively. Prior to June 6, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.90%, 1.65%, 1.65% and 0.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $32,826 in front-end sales commissions from the sale of Class A shares and $13,285, $26,446 and $1,376 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$2,139,238,267	$—	$2,139,238,267

34        Invesco Van Kampen Municipal Income Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2011, the Fund engaged in securities purchases of $0 and securities sales of $3,517,035, which resulted in net realized gains of $42,323.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $400.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,716 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $94,526,571 and 1.07%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2015	$10,905,393

February 29, 2016	4,317,804

February 28, 2017	13,244,161

February 28, 2018	5,150,877

February 28, 2019	16,204,242

Total capital loss carryforward	$49,822,477

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax Exempt Securities Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

35        Invesco Van Kampen Municipal Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $103,052,531 and $62,080,642, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$126,437,721

Aggregate unrealized (depreciation) of investment securities	(49,743,758)

Net unrealized appreciation of investment securities	$76,693,963

Cost of investments for tax purposes is $2,062,544,304.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Five months ended		Year ended
	August 31, 2011(a)		February 28, 2011		September 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,619,279	$22,628,014	1,154,740	$14,866,397	5,645,097	$74,086,501

Class B	33,072	514,370	29,318	389,134	497,955	6,491,487

Class C	200,940	2,785,674	206,809	2,659,483	1,139,787	14,915,406

Class Y	102,205	3,029,222	590,768	7,862,622	125,740	1,653,505

Issued as reinvestment of dividends:
Class A	1,071,411	13,746,727	537,459	6,880,937	1,976,582	25,977,065

Class B	19,682	251,176	16,460	210,446	59,436	779,430

Class C	51,969	662,179	41,003	523,695	131,538	1,723,734

Class Y	235,053	3,031,196	7,454	94,971	4,459	58,746

Automatic conversion of Class B shares to Class A shares:
Class A	168,475	2,156,184	75,712	977,656	118,987	1,583,578

Class B	(168,748)	(2,156,184)	(75,830)	(977,656)	(119,166)	(1,583,578)

Issued in connection with acquisitions:(b)
Class A	72,211,474	926,520,495	—	—	—	—

Class B	801,386	10,264,496	—	—	—	—

Class C	2,075,427	26,526,170	—	—	—	—

Class Y	36,300,580	465,539,882	—	—	—	—

Reacquired:
Class A	(6,190,879)	(79,191,566)	(6,198,924)	(79,185,721)	(9,930,943)	(130,510,675)

Class B	(149,805)	(1,908,979)	(251,605)	(3,167,992)	(388,137)	(5,074,550)

Class C	(461,922)	(5,873,947)	(913,424)	(11,619,180)	(759,623)	(9,962,870)

Class Y	(1,223,405)	(15,761,730)	(358,185)	(4,578,764)	(241,609)	(3,155,338)

Net increase (decrease) in share activity	106,696,194	$1,372,763,379	(5,138,245)	$(65,063,972)	(1,739,897)	$(23,017,559)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on June 6, 2011, the Fund acquired all the net assets of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax Exempt Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax Exempt Securities Fund, respectively on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 111,388,867 shares of the Fund for 48,716,530 shares outstanding of Invesco Van Kampen Insured Tax Free Fund and 61,280,342 shares outstanding of Invesco Tax Exempt Securities Fund as of the close of business on June 3, 2011. Each class of shares of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax Exempt Securities Fund, except for Class B and Class C shares of Invesco Tax Exempt Securities Fund, was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax Exempt Securities Fund to the net asset value of the Fund on the close of business, June 3, 2011. Class B and Class C shares of Invesco Tax Exempt Securities Fund were exchanged for Class A shares of the Fund, based on the relative net asset value of Invesco Tax Exempt Securities Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Van Kampen Insured Tax Free Fund’s net assets as of the close of business on June 3, 2011 of $779,459,784 including $19,925,078 of unrealized appreciation and Invesco Tax Exempt Securities Fund’s net assets as of the close of business on June 3, 2011 of $649,391,259 including $29,511,747 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $575,797,324. The combined aggregate net assets of the Fund subsequent to the reorginization were $2,004,648,367.

36        Invesco Van Kampen Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

														Supplemental
														ratio of
														expenses to
										Ratio of		Ratio of		average net
			Net gains							expenses		expenses		assets
			(losses)							to average		to average net		(excluding		Ratio of net
	Net asset		on securities		Dividends					net assets		assets without		interest,		investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		facilities and		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		maintenance		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return		(000s omitted)	absorbed		absorbed		fees)(b)		net assets		turnover(c)

Class A
Six months ended 08/31/11	$12.54	$0.30	$0.51	$0.81	$(0.32)	$13.03	6.56	%(d)	$1,436,733	0.92	%(e)	0.92	%(e)	0.84	%(e)	4.67	%(e)	9%
Period ended 02/28/11	13.52	0.27	(0.98)	(0.71)	(0.27)	12.54	(5.25	)(d)	518,732	0.93	(f)	0.93	(f)	0.86	(f)	5.08	(f)	3
Year ended 09/30/10	13.34	0.68	0.16	0.84	(0.66)	13.52	6.54	(d)	619,236	0.95		0.95		0.87		5.14		10
Year ended 09/30/09	12.45	0.66	0.96	1.62	(0.73)	13.34	13.88	(g)	640,103	1.01		1.01		0.90		5.57		29
Year ended 09/30/08	14.29	0.69	(1.84)	(1.15)	(0.69)	12.45	(8.31	)(g)	526,693	1.41		1.41		0.88		5.03		62
Year ended 09/30/07	14.84	0.62	(0.52)	0.10	(0.65)	14.29	0.66	(g)	625,934	1.28		1.28		0.87		4.21		28
Year ended 09/30/06	14.71	0.64	0.14	0.78	(0.65)	14.84	5.46	(g)	613,616	1.11		1.11		0.89		4.40		16

Class B
Six months ended 08/31/11	12.52	0.25	0.51	0.76	(0.27)	13.01	6.18	(d)	25,584	1.67	(e)	1.67	(e)	1.59	(e)	3.92	(e)	9
Period ended 02/28/11	13.50	0.23	(0.98)	(0.75)	(0.23)	12.52	(5.57	)(d)	17,918	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.32	0.57	0.17	0.74	(0.56)	13.50	5.76	(d)	23,116	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.43	0.57	0.96	1.53	(0.64)	13.32	13.05	(h)	22,144	1.76		1.76		1.65		4.81		29
Year ended 09/30/08	14.27	0.59	(1.84)	(1.25)	(0.59)	12.43	(9.02	)(h)	15,688	2.17		2.17		1.63		4.26		62
Year ended 09/30/07	14.82	0.51	(0.52)	(0.01)	(0.54)	14.27	(0.09	)(h)	20,942	2.03		2.03		1.62		3.45		28
Year ended 09/30/06	14.69	0.53	0.14	0.67	(0.54)	14.82	4.69	(h)	29,564	1.86		1.86		1.64		3.64		16

Class C
Six months ended 08/31/11	12.50	0.25	0.51	0.76	(0.28)	12.98	6.10	(d)	65,334	1.67	(e)	1.67	(e)	1.59	(e)	3.92	(e)	9
Period ended 02/28/11	13.47	0.23	(0.97)	(0.74)	(0.23)	12.50	(5.51	)(d)	39,563	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.30	0.57	0.16	0.73	(0.56)	13.47	5.69	(d)	51,613	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.41	0.57	0.96	1.53	(0.64)	13.30	13.08	(i)	44,133	1.76		1.76		1.65		4.79		29
Year ended 09/30/08	14.24	0.59	(1.83)	(1.24)	(0.59)	12.41	(8.97	)(i)	18,293	2.17		2.17		1.63		4.31		62
Year ended 09/30/07	14.79	0.50	(0.51)	(0.01)	(0.54)	14.24	(0.10	)(i)	17,390	2.04		2.04		1.62		3.46		28
Year ended 09/30/06	14.67	0.53	0.13	0.66	(0.54)	14.79	4.62	(i)	14,271	1.86		1.86		1.64		3.65		16

Class Y(j)
Six months ended 08/31/11	12.53	0.32	0.52	0.84	(0.34)	13.03	6.78	(d)	467,988	0.67	(e)	0.67	(e)	0.59	(e)	4.92	(e)	9
Period ended 02/28/11	13.51	0.28	(0.97)	(0.69)	(0.29)	12.53	(5.16	)(d)	6,370	0.68	(f)	0.68	(f)	0.61	(f)	5.33	(f)	3
Year ended 09/30/10	13.33	0.71	0.16	0.87	(0.69)	13.51	6.81	(d)	3,625	0.70		0.70		0.62		5.37		10
Year ended 09/30/09	12.45	0.70	0.94	1.64	(0.76)	13.33	14.08	(k)	5,064	0.77		0.77		0.66		5.89		29
Year ended 09/30/08	14.29	0.72	(1.83)	(1.11)	(0.73)	12.45	(8.07	)(k)	264	1.16		1.16		0.63		5.25		62
Year ended 09/30/07	14.83	0.65	(0.50)	0.15	(0.69)	14.29	0.98	(k)	392	1.03		1.03		0.62		4.42		28
Year ended 09/30/06	14.71	0.68	0.13	0.81	(0.69)	14.83	5.65	(k)	1,387	0.86		0.86		0.64		4.67		16

(a)	Calculated using average shares outstanding.
(b)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,346,611,089 and sold of $90,278,030 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax Exempt Securities Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $946,682, $21,664, $51,460 and $224,914 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	On June 1, 2010, Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

37        Invesco Van Kampen Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2,4]	(08/31/11)	Period[2,5]	Ratio[3]
A	$1,000.00	$1,065.70	$4.78	$1,020.51	$4.67	0.92%

B	1,000.00	1,061.80	8.66	1,016.74	8.47	1.67

C	1,000.00	1,061.10	8.65	1,016.74	8.47	1.67

Y	1,000.00	1,067.80	3.48	1,021.77	3.40	0.67

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
[3]	Effective June 6, 2011, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C and Class Y shares to 0.83%, 1.58%, 1.58% and 0.58% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.91%, 1.66%, 1.66% and 0.66% for Class A, Class B, Class C and Class Y shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.73, $8.60, $8.60 and $3.43 for Class A, Class B, Class C and Class Y shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.62, $8.42, $8.42 and $3.35 for Class A, Class B, Class C and Class Y shares, respectively.

38        Invesco Van Kampen Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Municipal Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory

39        Invesco Van Kampen Municipal Income Fund

contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A share of the Fund was in the second quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund advised by Invesco Advisers and below the total account level fee of one mutual fund sub-advised by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

40        Invesco Van Kampen Municipal Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-MINC-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen New York Tax Free Income Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: VNYAX ▪ B: VBNYX ▪ C: VNYCX ▪ Y: VNYYX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

11	Financial Statements

13	Notes to Financial Statements

19	Financial Highlights

20	Fund Expenses

21	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.22%

Class B Shares	7.50

Class C Shares	6.76

Class Y Shares	7.21

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	6.39

Barclays Capital New York Municipal Index▪ (Style-Specific Index)	6.09

▼	Lipper Inc.; ▪ Barclays Capital via FactSet Research Systems Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Barclays Capital New York Municipal Index is an index of New York investment grade municipal bonds.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen New York Tax Free Income Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (7/29/94)		5.14%	5.09%	5.09%

10	Years	3.74	3.70	3.81

5	Years	2.37	2.36	2.65

1	Year	-2.95	-2.95	-0.39

Class B Shares

Inception (7/29/94)		5.07%	5.03%	5.00%

10	Years	3.81	3.77	3.83

5	Years	2.84	2.83	3.04

1	Year	-3.07	-3.07	-0.55

Class C Shares

Inception (7/29/94)		4.66%	4.62%	4.59%

10	Years	3.48	3.44	3.49

5	Years	2.60	2.59	2.76

1	Year	0.17	0.17	1.46

Class Y Shares

10	Years	4.27%	4.23%	4.28%

5	Years	3.41	3.40	3.56

1	Year	2.03	2.03	3.01

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (7/29/94)		5.03%	4.98%	4.99%

10	Years	3.84	3.80	3.91

5	Years	2.38	2.37	2.67

1	Year	-2.20	-2.21	0.14

Class B Shares

Inception (7/29/94)		4.96%	4.92%	4.91%

10	Years	3.91	3.87	3.92

5	Years	2.83	2.82	3.04

1	Year	-2.43	-2.43	-0.11

Class C Shares

Inception (7/29/94)		4.56%	4.51%	4.50%

10	Years	3.59	3.55	3.60

5	Years	2.63	2.62	2.79

1	Year	1.02	1.02	2.04

Class Y Shares

10	Years	4.38%	4.34%	4.39%

5	Years	3.42	3.41	3.59

1	Year	2.88	2.88	3.62

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund. Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Van Kampen New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.68%, 0.76%, 1.43% and 0.43%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.93%, 1.01%, 1.68% and 0.68%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares pur-
chased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
3 Invesco Van Kampen New York Tax Free Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen New York Tax Free Income Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–104.76%
New York–95.66%
Albany (City of) Industrial Development Agency (Albany College Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,269,334

Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	985,090

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	406,208

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(a)	5.00%	12/15/25	500	539,215

Albany Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,030,920

Battery Park (City of) City Authority; Series 2009 B, RB	5.00%	11/01/34	500	537,580

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB	6.25%	07/15/40	475	483,531

Series 2009, CAB RB(b)	0.00%	07/15/34	3,685	880,089

Series 2009, RB	6.38%	07/15/43	475	486,390

Chautauqua (County of) Industrial Development Agency (NRG–Dunkirk Power); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,474,938

Dutchess (County of) Industrial Development Agency (Elant Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	266,111

East Rochester (City of) Housing Authority (Senior Living Woodland Village); Series 2006, Ref. RB	5.50%	08/01/33	1,000	828,230

Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB	5.25%	05/01/30	2,850	3,108,067

Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Solid Waste Disposal Ref. RB(c)	5.20%	12/01/23	1,100	1,086,965

Hempstead (Town of) Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	1,340	1,383,336

Islip Resource Recovery Agency (1985 Facility); Series 2004 E, Resource Recovery RB (INS–AGM)(a)(c)	5.75%	07/01/22	1,290	1,363,311

Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	904,830

Long Island (City of) Power Authority;
Series 2000 A, CAB RB (INS–AGM)(a)(b)	0.00%	06/01/18	2,000	1,687,380

Series 2003 C, Electric System RB (INS–CIFG)(a)	5.25%	09/01/29	405	449,368

Series 2008 A, Electric System RB (INS–BHAC)(a)	5.50%	05/01/33	355	386,783

Series 2009 A, Electric System RB	5.00%	04/01/23	700	773,066

Madison (County of) Industrial Development Agency (Colgate University);
Series 2003 B, RB	5.00%	07/01/33	500	507,180

Series 2005 A, Civic Facility RB (INS–AMBAC)(a)	5.00%	07/01/35	750	768,195

Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Federal RB	5.00%	11/15/34	1,500	1,569,225

Series 2009 B, Dedicated Tax Federal RB	5.25%	11/15/27	615	675,731

Monroe (County of) Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	374,840

Monroe (County of) Industrial Development Corp.; Series 2011 A, RB	5.00%	07/01/36	875	902,029

Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease RB (INS–SYNCORA)(a)	5.00%	07/01/34	1,320	1,233,038

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement RB	6.70%	01/01/43	1,250	1,175,725

Series 2007 A, Continuing Care Retirement RB	5.88%	01/01/18	500	494,705

Nassau Tobacco Settlement Corp.; Series 2006 A-2, Sr. Conv. Asset-Backed RB	5.25%	06/01/26	1,000	871,280

New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB (INS–SYNCORA)(a)	5.38%	07/01/23	1,000	1,036,030

Series 2009, Non State Supported Debt Ref. RB	5.75%	07/01/33	660	706,715

New York (State of) Dormitory Authority (Catholic Health Services of Long Island–St. Francis Hospital); Series 2004, Obligated Group RB	5.00%	07/01/27	2,000	2,016,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (City of New York Issue); Series 2005 A, Court Facilities Lease Non State Supported Debt RB (INS–AMBAC)(a)	5.50%	05/15/30	$750	$863,235

New York (State of) Dormitory Authority (City University Systems Consolidation); Series 1996 B, RB	6.00%	07/01/14	520	559,697

New York (State of) Dormitory Authority (City University); Series 1993 D, Ref. Special Obligation Bond (INS–AGM)(a)	5.75%	07/01/12	235	242,607

New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	510	556,828

New York (State of) Dormitory Authority (Cornell University); Series 2006 A, Non State Supported Debt RB(f)	5.00%	07/01/35	4,725	4,927,372

New York (State of) Dormitory Authority (Court Facilities Lease);
Series 2005 A, Non State Supported Debt RB (INS–AMBAC)(a)	5.50%	05/15/27	710	824,672

Series 2005 A, Non State Supported Debt RB (INS–AMBAC)(a)	5.50%	05/15/31	555	634,459

New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,121,550

New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS–NATL)(a)	5.25%	07/01/28	935	990,932

New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, Non State Supported Debt RB (INS–AGL)(a)	5.00%	07/01/33	500	519,455

Series 2011 A, Non State Supported Debt RB	5.13%	07/01/29	500	531,735

New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS–RADIAN)(a)	5.00%	07/01/41	1,150	1,036,610

New York (State of) Dormitory Authority (Manhattan Marymount); Series 2009, Non State Supported Debt RB	5.25%	07/01/29	1,000	997,630

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer Center); Series 1998 C, RB (INS–NATL)(a)	5.50%	07/01/23	1,250	1,473,837

New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement);
Series 2007 A, State Supported Debt RB (INS–AGM)(a)	5.00%	02/15/27	1,000	1,056,840

Series 2008 C, State Supported Debt RB (INS–AGM)(a)(c)	5.25%	02/15/28	2,000	2,057,400

New York (State of) Dormitory Authority (Miriam Osborn Memorial Home); Series 2000 B, RB (INS–ACA)(a)	6.38%	07/01/29	750	752,535

New York (State of) Dormitory Authority (Montefiore Hospital); Series 2004, FHA Insured Mortgage RB (INS–NATL)(a)	5.00%	08/01/29	1,000	1,059,320

New York (State of) Dormitory Authority (Mount Sinai School of Medicine); Series 2009, Non State Supported Debt RB	5.13%	07/01/39	1,250	1,272,100

New York (State of) Dormitory Authority (New York University Hospital Center); Series 2011 A, Non State Supported Debt RB	6.00%	07/01/40	1,500	1,561,365

New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS–BHAC/AMBAC)(a)	5.50%	07/01/31	1,070	1,267,254

New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group);
Series 2006 A, Non State Supported Debt RB	5.00%	11/01/26	1,000	1,013,100

Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	1,250	1,274,950

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, Non State Supported Debt RB	6.13%	12/01/29	500	496,795

Series 2008, Non State Supported Debt RB	6.50%	12/01/21	1,000	1,050,490

New York (State of) Dormitory Authority (Providence Rest); Series 2005, Non State Supported Debt RB (INS–ACA)(a)	5.25%	07/01/25	2,000	1,629,880

New York (State of) Dormitory Authority (Rehab Association); Series 2001 A, RB (INS–AMBAC)(a)	5.50%	07/01/15	960	982,829

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	1,250	1,287,250

New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	827,095

New York (State of) Dormitory Authority (School District Building Financing Program); Series 2008 C, Non State Supported Debt RB	7.50%	04/01/39	2,000	2,354,400

New York (State of) Dormitory Authority (School District Financing Program); Series 2009 C, Non State Supported Debt RB (INS–AGL)(a)	5.00%	10/01/24	1,500	1,640,595

New York (State of) Dormitory Authority (School District Revenue Bond Financing Program);
Series 2002 C, RB (INS–NATL)(a)	5.25%	04/01/21	1,000	1,045,060

Series 2002 E, RB (INS–NATL)(a)	5.50%	10/01/17	1,000	1,047,240

Series 2008 D, RB (INS–AGL)(a)	5.75%	10/01/24	500	569,685

New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	850	845,444

New York (State of) Dormitory Authority (St. Josephs College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	500	513,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (State University Dormitory Facilities);
Series 2008 A, State Supported Debt Lease RB	5.00%	07/01/25	$1,000	$1,078,120

Series 2010 A, Lease RB	5.00%	07/01/35	400	417,832

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(g)	7.38%	07/01/16	1,445	1,693,439

New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	1,245	1,305,233

New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	925	949,161

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB	5.50%	07/01/23	750	764,857

New York (State of) Dormitory Authority; Series 1993 A, State University Educational Facilities RB	5.25%	05/15/15	2,000	2,220,980

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB(c)(h)	12.67%	07/01/26	1,200	1,204,392

New York (State of) Environmental Facilities Corp. (2010 Master Financing Program) ; Series 2005 B, State Revolving RB	5.50%	04/15/35	310	379,809

New York (State of) Environmental Facilities Corp. (New York City Municipal Water); Series 2011, Revolving Funds State Cleaning Water & Drinking RB	5.00%	06/15/31	1,430	1,561,160

New York (State of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.25%	03/01/15	925	928,626

New York (State of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	1,515	1,341,139

New York (State of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/25	500	535,945

New York (State of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	1,500	1,460,355

New York (State of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB(i)(j)	6.38%	07/01/12	1,095	1,099,413

New York (State of) Industrial Development Agency (Terminal One Group Association);
Series 2005, Special Facility RB(c)(h)(i)	5.50%	01/01/20	2,000	2,119,780

Series 2005, Special Facility RB(c)(h)(i)	5.50%	01/01/24	2,000	2,068,260

New York (State of) Thruway Authority;
Series 2007 H, RB (INS–NATL)(a)	5.00%	01/01/29	1,000	1,055,120

Series 2008 B, Second General Highway and Bridge Trust Fund RB	5.00%	04/01/25	500	551,790

Series 2009 B, Second General Highway and Bridge Trust Fund RB	5.00%	04/01/29	500	540,735

New York (State of) Urban Development Corp. (Correctional Facility); Series 1994 A, Ref. RB	5.50%	01/01/14	355	373,219

New York (State of) Urban Development Corp. (Service Contract); Series 2008 B, Ref. RB	5.25%	01/01/24	750	829,837

New York City (City of);
Series 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	1,978,007

Subseries 1993 E2, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.10%	08/01/20	1,000	1,000,000

Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	461,716

Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	441,624

Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	900	969,579

New York City (City of) Health & Hospital Corp. (Health System);
Series 2002 A, RB(i)(j)	5.50%	02/15/12	500	512,210

Series 2003 A, RB (INS–AMBAC)(a)	5.25%	02/15/22	1,000	1,049,710

New York City (City of) Housing Development Corp. (East Midtown); Series 1978, RB	6.50%	11/15/18	1,205	1,209,021

New York City (City of) Housing Development Corp. (Ruppert); Series 1978, MFH RB	6.50%	11/15/18	1,261	1,328,894

New York City (City of) Housing Development Corp.; Series 2005 K, Multifamily Housing RB(c)	5.00%	11/01/37	1,000	1,000,300

New York City (City of) Industrial Development Agency (Airis JFK I LLC); Series 2001 A, Airport Facility RB(c)	5.50%	07/01/28	1,000	873,920

New York City (City of) Industrial Development Agency (Royal Charter Presbyterian) Series 2001, Facility RB (INS–AGM)(a)	5.38%	12/15/16	1,405	1,452,124

New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,257,464

New York City (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB(k)	6.13%	02/15/19	750	7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York City (City of) Municipal Water Finance Authority (Water & Sewer System);
Series 2005 D, RB(f)	5.00%	06/15/37	$4,000	$4,115,720

Series 2009 FF-2, RB	5.50%	06/15/40	2,000	2,191,240

New York City (City of) Transitional Finance Authority;
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	850	962,404

Series 2009 A, Future Tax Sec. RB(f)	5.00%	05/01/28	755	824,437

Series 2009 A, Future Tax Sec. RB(f)	5.00%	05/01/29	605	656,842

Series 2009 A, Future Tax Sec. RB(f)	5.00%	05/01/30	605	652,238

Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	539,200

Series 2009 S-3, Building Aid RB	5.25%	01/15/27	2,060	2,256,627

Series 2009 S-3, Building Aid RB	5.25%	01/15/39	1,000	1,059,750

Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	625,845

Series 2011 E, Sec. Future Tax RB	5.00%	11/01/24	660	756,776

New York City (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS–NATL)(a)(f)	5.00%	07/01/44	960	975,254

New York City (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	863,430

New York City (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	850,168

North Syracuse Central School District (Onondaga County); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/15/23	935	1,091,341

Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, RB	5.88%	12/01/29	995	911,022

Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,061,816

Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	860	874,431

Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 1997, Special Obligation RB (INS–NATL)(a)(c)	5.75%	12/01/22	2,000	1,985,760

Rensselaer (County of) Industrial Development Agency (Franciscan Heights); Series 2004 A, IDR (INS–SONYMA)(LOC–JP Morgan Chase Bank)(a)(c)(d)	5.38%	12/01/36	1,000	1,002,270

Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS–AMBAC)(a)(c)	5.00%	12/15/23	1,000	1,014,670

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB(c)(h)(i)(l)	6.63%	10/01/35	850	852,210

Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(l)	5.38%	01/01/27	1,325	1,097,166

Suffolk (County of) Industrial Development Agency (Family Service League); Series 2004, Civic Facility RB (LOC–Fleet National Bank)(d)	5.00%	11/01/34	825	826,378

Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. Continuing Care Retirement Community Ref. RB	5.00%	11/01/28	1,000	934,290

Suffolk Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	466,586

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	250	232,070

Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	264,335

Triborough Bridge & Tunnel Authority;
Series 2008, General Purpose RB	4.75%	11/15/29	200	211,934

Series 2008, General Purpose RB	5.00%	11/15/37	500	522,095

Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	1,250	1,277,725

TSASC, Inc.; Series 2006 1, Tobacco Settlement RB	5.13%	06/01/42	1,040	719,815

Ulster (County of) Resource Recovery Agency Series 2002, Ref. Solid Waste System RB (INS–AMBAC)(a)	5.25%	03/01/18	1,000	1,054,970

United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,092,280

Series 2009 A, Ref. RB	5.00%	07/01/26	810	874,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

Upper Mohawk Valley Regional Water Finance Authority Series 2000, Unrefunded Balance RB (INS–AMBAC)(a)	5.75%	04/01/20	$80	$80,301

Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	280	270,878

Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind); Series 2004, Civic Facility RB	5.38%	08/01/24	1,000	1,020,920

Westchester (County of) Tobacco Asset Securitization Corp.; Series 2005, RB	5.13%	06/01/45	2,500	1,685,775

Yonkers (City of) Economic Development Corp. (Charter School of Educational Excellence) Series 2010 A, Educational RB	6.25%	10/15/40	1,000	949,940

				151,266,590

Puerto Rico–5.37%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,300	1,304,927

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, Power RB	5.00%	07/01/37	1,000	941,240

Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,084,500

Series 2008 WW, Power RB	5.25%	07/01/33	1,000	985,230

Series 2010 XX, Power RB	5.75%	07/01/36	500	512,300

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB(i)(j)	5.50%	07/01/15	2,000	2,194,140

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(a)	5.50%	07/01/27	675	705,908

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 A, Sales Tax CAB RB(b)	0.00%	08/01/34	1,000	235,010

Puerto Rico Sales Tax Financing Corp.; First Sub–Series 2010 A, RB	5.38%	08/01/39	530	534,616

				8,497,871

Virgin Islands–2.14%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,000	1,002,010

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	892,050

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	971,560

Virgin Islands (Government of) Water & Power Authority; Series A, RB	5.00%	07/01/22	500	518,510

				3,384,130

Guam–1.59%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	137,213

Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,260,075

Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	682,635

Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	450	428,868

				2,508,791

TOTAL INVESTMENTS(m)–104.76% (Cost $162,928,962)				165,657,382

FLOATING RATE NOTE OBLIGATIONS–(4.89%)
Notes with interest rates ranging from 0.21% to 0.22% at 08/31/2011 and contractual maturities of collateral ranging from 05/01/28 to 07/01/44 (See Note 1L)(n)				(7,735,000)

OTHER ASSETS LESS LIABILITIES–0.13%				205,038

NET ASSETS–100.00%				$158,127,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen New York Tax Free Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGL	– Assured Guaranty Ltd.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CIFG	– CIFG Assurance North America, Inc.
Conv.	– Convertible
FHA	– Federal Housing Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi Family Housing
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SONYMA	– State of New York Mortgage Agency
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1L.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Advance refunded.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2011 represented 0.00% of the Fund’s Net Assets.
(l)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $1,949,376, which represented 1.23% of the Fund’s Net Assets.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

American Municipal Bond Assurance Corp.*	5.05%

Assured Guaranty Municipal Corp.	5.31%

National Public Finance Guarantee Corp.	6.78%

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Fund’s investments with a value of $12,151,864 are held by Dealer Trusts and serve as collateral for the $7,735,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

Revenue Bonds	93.0%

General Obligation Bonds	3.7

Pre-Refunded Bonds	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $162,928,962)	$165,657,382

Receivable for:
Fund shares sold	67,955

Interest	1,913,303

Investment for trustee deferred compensation and retirement plans	4,344

Other assets	12,803

Total assets	167,655,787

Liabilities:
Floating rate note obligations	7,735,000

Payable for:
Investments purchased	906,579

Fund shares reacquired	220,512

Amount due custodian	222,898

Dividends	229,466

Accrued fees to affiliates	72,111

Accrued other operating expenses	74,702

Trustee deferred compensation and retirement plans	67,099

Total liabilities	9,528,367

Net assets applicable to shares outstanding	$158,127,420

Net assets consist of:
Shares of beneficial interest	$160,266,700

Undistributed net investment income	143,938

Undistributed net realized gain (loss)	(5,011,638)

Unrealized appreciation	2,728,420

$158,127,420

Net assets:
Class A	$128,383,398

Class B	$6,270,128

Class C	$16,629,048

Class Y	$6,844,846

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,369,814

Class B	409,041

Class C	1,085,206

Class Y	446,698

Class A:
Net asset value per share	$15.34

Maximum offering price per share
(Net asset value of $15.34 divided by 95.25%)	$16.10

Class B:
Net asset value and offering price per share	$15.33

Class C:
Net asset value and offering price per share	$15.32

Class Y:
Net asset value and offering price per share	$15.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$3,232,808

Expenses:
Advisory fees	286,137

Administrative services fees	25,137

Custodian fees	3,360

Distribution fees:
Class A	118,750

Class B	10,739

Class C	83,978

Interest, facilities, maintenance fees	24,568

Transfer agent fees	35,515

Trustees’ and officers’ fees and benefits	10,254

Other	49,053

Total expenses	647,491

Less: Fees waived	(152,201)

Net expenses	495,290

Net investment income	2,737,518

Net realized gain from investment securities	616,531

Change in net unrealized appreciation of investment securities	4,611,515

Net realized and unrealized gain	5,228,046

Net increase in net assets resulting from operations	$7,965,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the period October 1, 2010 through ended February 28, 2011 and the year ended September 30, 2010
(Unaudited)

	Six months	Five months
	ended	ended	Year ended
	August 31,	February 28,	September 30,
	2011	2011	2010

Operations:
Net investment income	$2,737,518	$1,862,970	$4,421,200

Net realized gain (loss)	616,531	(334,685)	(14,391)

Change in net unrealized appreciation (depreciation)	4,611,515	(6,985,129)	2,445,562

Net increase (decrease) in net assets resulting from operations	7,965,564	(5,456,844)	6,852,371

Distributions to shareholders from net investment income:
Class A	(2,232,933)	(1,378,184)	(3,301,571)

Class B	(147,431)	(135,603)	(439,089)

Class C	(335,071)	(291,493)	(739,006)

Class Y	(80,621)	(206)	(161)

Total distributions from net investment income	(2,796,056)	(1,805,486)	(4,479,827)

Share transactions–net:
Class A	57,607,107	(2,597,582)	250,395

Class B	(1,181,191)	(1,150,024)	(2,951,957)

Class C	(819,821)	(1,017,728)	(840,554)

Class Y	6,702,809	41	10,161

Net increase (decrease) in net assets resulting from share transactions	62,308,904	(4,765,293)	(3,531,955)

Net increase (decrease) in net assets	67,478,412	(12,027,623)	(1,159,411)

Net assets:
Beginning of the period	90,649,008	102,676,631	103,836,042

End of period (includes undistributed net investment income of $143,938, $202,476 and $144,992, respectively)	$158,127,420	$90,649,008	$102,676,631

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen New York Tax Free Income Fund (the “Fund”), is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income tax, consistent with the preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

13        Invesco Van Kampen New York Tax Free Income Fund

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

14        Invesco Van Kampen New York Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.470%

Over $500 million	0.445%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management,

15        Invesco Van Kampen New York Tax Free Income Fund

Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.78%, 1.53%, 1.53% and 0.53% of average daily net assets, respectively. In addition, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees equal to 0.10% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $152,201.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2011, 12b-1 fees incurred for Class B shares were $10,739 after fee waivers of $22,611 expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $4,102 in front-end sales commissions from the sale of Class A shares and $604, $6,721 and $448 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

16        Invesco Van Kampen New York Tax Free Income Fund

  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$165,657,382	$—	$165,657,382

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $0.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,049 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $5,236,429 and 0.93%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$1,814,155

February 28, 2018	3,515,499

February 28, 2019	279,855

Total capital loss carryforward	$5,609,509

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

17        Invesco Van Kampen New York Tax Free Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $8,532,601 and $10,230,213, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,388,568

Aggregate unrealized (depreciation) of investment securities	(3,422,878)

Net unrealized appreciation of investment securities	$3,965,690

Cost of investments for tax purposes is $161,691,692.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended				Five months ended				Year ended
	August 31, 2011(a)				February 28, 2011				September 30, 2010
	Shares		Amount		Shares		Amount		Shares		Amount

Sold:
Class A	264,848(b	)	$3,987,788(b	)	187,683	(c)	$2,827,687	(c)	733,021	(d)	$11,258,712	(d)

Class B	3,946		60,401		9,548		148,390		65,009		989,456

Class C	42,983		649,814		24,890		365,262		122,330		1,870,602

Class Y	426		6,431		0		0		648		10,000

Issued as reinvestment of dividends:
Class A	87,541		1,317,410		54,265		811,310		161,342		2,473,042

Class B	6,493		97,196		5,836		86,939		23,431		356,965

Class C	13,849		207,104		12,032		179,746		35,975		550,733

Class Y	3,375		51,248		3		41		10		161

Issued in connection with acquisitions:(e)
Class A	4,030,206		60,840,808		—		—		—		—

Class B	—		—		—		—		—		—

Class C	—		—		—		—		—		—

Class Y	464,211		6,978,351		—		—		—		—

Reacquired:
Class A	(571,713)		(8,538,899)		(418,300)		(6,236,579)		(881,321)		(13,481,359)

Class B	(89,813	)(b)	(1,338,788	)(b)	(93,594	)(c)	(1,385,353	)(c)	(281,866	)(d)	(4,298,378	)(d)

Class C	(111,379)		(1,676,739)		(105,375)		(1,562,736)		(213,484)		(3,261,889)

Class Y	(21,975)		(333,221)		0		0		0		0

Net increase (decrease) in share activity	4,122,998		$62,308,904		(323,012)		$(4,765,293)		(234,905)		$(3,531,955)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 49,733 Class B shares into 49,654 Class A shares at a value of $740,601.
(c)	Includes automatic conversion of 62,546 Class B shares into 62,203 Class A shares at a value of $928,542.
(d)	Includes automatic conversion of 109,306 Class B shares into 108,782 Class A shares at a value of $1,673,533.
(e)	As of the opening of business on June 6, 2011, the Fund acquired all of the net assets of Invesco New York Tax-Free Income, pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco New York Tax-Free Income on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 10,417,511 shares of the Fund for 6,361,658 shares outstanding of Invesco New York Tax-Free Income as of the close of business on May 20, 2011. Class A and Class Y shares of Invesco New York Tax-Free Income Fund were exchanged for the like class of shares of the Fund based on the relative net asset value of the Fund on the close of business, May 20, 2011. Class B and Class C Shares of Invesco New York Tax-Free Income Fund were exchanged for Class A Shares of the Fund. Invesco New York Tax-Free Income Fund’s net assets at that date of $67,819,158, including $1,968,357 of unrealized appreciation were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $89,339,574. The net assets of the Fund immediately following the acquisition were $157,158,733.

18        Invesco Van Kampen New York Tax Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

																		Supplemental
																		Ratios
																		Ratio of		Ratio of
																		expenses		expenses
												Ratio of		Ratio of				to average		to average
												expenses		expenses				net assets		net assets
												to average		to average				with fee		without fee
			Net gains									net assets		net assets				waivers		waivers
			(losses)									with fee		without fee		Ratio of net		(excluding		(excluding
	Net asset		on securities		Dividends	Distributions						waivers		waivers		investment		interest,		interest,
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income		facilities and		facilities and
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		to average		maintenance		maintenance		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		net assets		fees)		fees)(j)		turnover(b)

Class A
Six months ended 08/31/11	$14.66	$0.35	$0.69	$1.04	$(0.36)	$0	$(0.36)	$15.34	7.15	%(c)	$128,383	0.71	%(d)	0.96	%(d)	4.58	%(d)	0.67	%(d)	0.92	%(d)	9%
Period ended 02/28/11	15.78	0.30	(1.12)	(0.82)	(0.30)	0	(0.30)	14.66	(5.25	)(c)	66,813	0.68	(k)	0.93	(k)	4.86	(k)	0.66	(k)	0.91	(k)	10
Year ended 09/30/10	15.40	0.70	0.39	1.09	(0.71)	0	(0.71)	15.78	7.32	(c)	74,722	0.76		1.01		4.59		0.73		0.98		18
Year ended 09/30/09	14.31	0.70	1.10	1.80	(0.71)	0	(0.71)	15.40	13.24	(e)	72,726	0.84		1.09		5.06		0.78		1.03		32
Year ended 09/30/08	16.01	0.69	(1.66)	(0.97)	(0.71)	(0.02)	(0.73)	14.31	(6.32	)(e)	74,376	0.89		1.14		4.44		0.73		0.98		34
Year ended 09/30/07	16.47	0.67	(0.43)	0.24	(0.68)	(0.02)	(0.70)	16.01	1.34	(e)	82,261	0.81		1.06		4.12		0.72		0.97		13
Year ended 09/30/06	16.67	0.66	0.11	0.77	(0.65)	(0.32)	(0.97)	16.47	4.96	(e)	73,839	0.73		0.98		4.05		0.73		0.98		30

Class B
Six months ended 08/31/11	14.62	0.34	0.70	1.04	(0.33)	0	(0.33)	15.33	7.21	(c)(f)	6,270	0.78	(d)(f)	1.03	(d)(f)	4.51	(d)(f)	0.74	(d)(f)	0.99	(d)(f)	9
Period ended 02/28/11	15.70	0.30	(1.13)	(0.83)	(0.25)	0	(0.25)	14.62	(5.30	)(c)(f)	7,143	0.77	(f)(k)	1.02	(f)(k)	4.77	(f)(k)	0.75	(f)(k)	1.00	(k)	10
Year ended 09/30/10	15.35	0.62	0.39	1.01	(0.66)	0	(0.66)	15.70	6.76	(c)(f)	8,895	1.26	(f)	1.51	(f)	4.09	(f)	1.23	(f)	1.48		18
Year ended 09/30/09	14.27	0.69	1.09	1.78	(0.70)	0	(0.70)	15.35	13.13	(g)(h)	11,666	0.92	(h)	1.17	(h)	4.99	(h)	0.86	(h)	1.11		32
Year ended 09/30/08	15.97	0.70	(1.65)	(0.95)	(0.73)	(0.02)	(0.75)	14.27	(6.22	)(g)(h)	15,016	0.81	(h)	1.06	(h)	4.52	(h)	0.65	(h)	0.90		34
Year ended 09/30/07	16.43	0.60	(0.43)	0.17	(0.61)	(0.02)	(0.63)	15.97	0.95	(g) (h)	20,512	1.23	(h)	1.48	(h)	3.69	(h)	1.14	(h)	1.39		13
Year ended 09/30/06	16.63	0.54	0.11	0.65	(0.53)	(0.32)	(0.85)	16.43	4.18	(g)	28,613	1.48		1.73		3.30		1.48		1.73		30

Class C
Six months ended 08/31/11	14.64	0.29	0.69	0.98	(0.30)	0	(0.30)	15.32	6.76	(c)	16,629	1.46	(d)	1.71	(d)	3.84	(d)	1.42	(d)	1.67	(d)	9
Period ended 02/28/11	15.77	0.25	(1.13)	(0.88)	(0.25)	0	(0.25)	14.64	(5.62	)(c)	16,684	1.43	(k)	1.68	(k)	4.11	(k)	1.41	(k)	1.66	(k)	10
Year ended 09/30/10	15.39	0.59	0.38	0.97	(0.59)	0	(0.59)	15.77	6.50	(c)	19,049	1.51		1.76		3.84		1.48		1.73		18
Year ended 09/30/09	14.29	0.61	1.10	1.71	(0.61)	0	(0.61)	15.39	12.51	(h)(i)	19,444	1.50	(h)	1.75	(h)	4.40	(h)	1.44	(h)	1.69	(h)	32
Year ended 09/30/08	15.99	0.58	(1.67)	(1.09)	(0.59)	(0.02)	(0.61)	14.29	(7.04	)(i)	18,644	1.64		1.89		3.70		1.48		1.73		34
Year ended 09/30/07	16.45	0.55	(0.43)	0.12	(0.56)	(0.02)	(0.58)	15.99	0.66	(h)(i)	18,912	1.55	(h)	1.80	(h)	3.37	(h)	1.46	(h)	1.71	(h)	13
Year ended 09/30/06	16.65	0.54	0.11	0.65	(0.53)	(0.32)	(0.85)	16.45	4.14	(h)(i)	17,389	1.46	(h)	1.71	(h)	3.32	(h)	1.46	(h)	1.71	(h)	30

Class Y
Six months ended 08/31/11	14.64	0.37	0.68	1.05	(0.37)	0	(0.37)	15.32	7.28©		6,845	0.46	(d)	0.71	(d)	4.83	(d)	0.42	(d)	0.67	(d)	9
Period ended 02/28/11	15.78	0.32	(1.15)	(0.83)	(0.31)	0	(0.31)	14.64	(5.27	)(c)	10	0.43	(k)	0.68	(k)	5.11	(k)	0.41	(k)	0.66	(k)	10
Year ended 09/30/10	15.44	0.25	0.34	0.59	(0.25)	0	(0.25)	15.78	3.83	(c)	10	0.51		0.76		4.77		0.73		0.73		18

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $61,546,396 and sold of $245,378 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco New York Tax-Free Income Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $94,483,$6,634, $16,704 and $3,277 for Class A, Class B, Class C, Class Y, shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.32%, 0.33% and 0.75% for the six months ended August 31, 2011, the five months ended February 28, 2011 and the year ended September 30, 2010.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	Annualized.

19        Invesco Van Kampen New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$1,072.20	$3.49	$1,021.77	$3.40	0.67%

B	1,000.00	1,075.00	3.86	1,021.42	3.76	0.74

C	1,000.00	1,067.60	7.38	1,018.00	7.20	1.42

Y	1,000.00	1,072.10	2.19	1,023.03	2.14	0.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

20        Invesco Van Kampen New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen New York Tax Free Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

21        Invesco Van Kampen New York Tax Free Income Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco Van Kampen New York Tax Free Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-NYTFI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/ /s Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.